As filed with the Securities and Exchange Commission on October 17, 2023

File No. 333-253997
File No. 811-23645

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

☑	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No. __

☑         Post-Effective Amendment No. 82

and/or

☑             REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☑      Amendment No. 83

NEOS ETF TRUST
(Exact Name of Registrant as Specified in Charter)

13 Riverside Avenue

Westport, CT 06880
(Address of Principal Executive Office) (Zip Code)

914.443.5008

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801
(Name and address of agent for service)

Copies of communications to:

Garrett Paolella

NEOS Investment Management, LLC

13 Riverside Avenue

Westport, CT 06880

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b)
☑	On October 18, 2023 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

October 18, 2023

Kurv Yield Premium Strategy C3.ai (AI) ETF (Ticker: AIY) - Shares are not currently offered

Principal U.S. Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Kurv Yield Premium Strategy C3.ai (AI) ETF (TICKER: AIY) - SUMMARY

Investment Objective

The Kurv Yield Premium Strategy C3.ai (AI) ETF (the “Fund”) seeks to provide current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of C3.ai, Inc. (“AI” or “C3.ai”), subject to a limit on potential investment gains.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other Expenses are estimated for the Fund’s initial fiscal year.
(2)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$117	$366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of C3.ai, Inc. (“AI”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to AI in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of AI, subject to a limit on potential share price returns on AI as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of AI. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to AI shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in AI stock, either synthetically or through purchasing shares, the fund will hold positions in AI options contracts as described below.

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For more information, see sections “The Fund’s Use of AI Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in AI. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in AI’s stock price. The use of options in the Fund’s strategy will limit any share price gains in AI but the Fund remains subject to all potential share price losses in AI which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of AI because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

AI Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of AI. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of AI, which gives the Fund the right or obligation to receive or deliver shares of AI on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of AI.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to AI, which allows the Fund to seek to participate in the changes, up or down, in the price of AI’s stock.

●	Covered call writing (where AI call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

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Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing AI shares or creating a synthetic long position. To achieve a synthetic long exposure to AI, the Fund buys AI call options and, simultaneously, sells AI put options to try to replicate the price movements of AI. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of AI for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on AI to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own AI, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the AI call option contracts will limit the Fund’s participation in the appreciation in AI’s stock price. If the stock price of AI increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if AI’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to AI and the sold (short) AI call positions) will limit the Fund’s participation in gains in the AI stock price beyond a certain point.

When the Fund engages in covered call writing with respect to AI, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase AI on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in AI.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on AI as described above. This income made on the Fund’s options transactions will depend on the volatility of AI and thus its price return.AI stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of AI directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs AI

For the reasons stated above, the Fund’s performance will differ from that of AI’s stock price. The performance differences will depend on, among other things, the price of AI, changes in the price of the AI options contracts the Fund has purchased and sold, the extent to which AI owns shares directly and changes in the value of the fixed income securities in the portfolio.

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Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

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Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy C3.ai (AI) ETF
Portfolio Holdings (All options are based on the value of AI)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AI at the time of purchase) to provide exposure to positive price returns of AI.

If the stock of AI increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of AI at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by AI.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of AI at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
AI Shares	Shares of AI	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

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The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to AI’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of AI.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AI over the call period. This means that if AI experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform AI over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

C3.ai, Inc.

C3.ai’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH C3.AI, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to AI. As of the date of the Prospectus, AI is assigned to the software-application industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of AI. The common stock of C3.ai, Inc. (AI) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by AI pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding AI may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

C3.ai Risk. C3.ai have a limited operating history, which makes it difficult to evaluate its prospects and future results of operations.

C3.ai was founded in 2009. As a result of C3.ai’s limited operating history, its ability to forecast future results of operations is limited and subject to a number of uncertainties, including its ability to plan for and model future growth. C3.ai’s historical revenue growth should not be considered indicative of its future performance. Further, in future periods, C3.Ai expects its revenue growth to slow. A number of factors could cause its growth rate to be adversely impacted, including any reduction in demand for its C3 AI Software, increased competition, contraction of its overall market, its inability to accurately forecast demand for its C3 AI Software, or failure, for any reason, to capitalize on growth opportunities. C3.ai have encountered and will encounter risks and uncertainties frequently experienced by growing companies in rapidly changing industries, such as the risks and uncertainties described herein. If its assumptions regarding these risks and uncertainties, which C3.ai use to plan its business, are incorrect or change, or if we do not address these risks successfully, C3.ai’s business will be harmed.

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Historically, a limited number of customers have accounted for a substantial portion of C3.ai’s revenue. If existing customers do not renew their contracts with C3.ai, or if C3.ai’s relationships with its largest customers are impaired or terminated, C3.ai’s revenue could decline, and its results of operations would be adversely impacted.

Certain of C3.ai’s customers, including customers that, at the time, represented a significant portion of C3.ai’s business, have in the past reduced their spend with C3.ai or decided to not renew their subscriptions with C3.ai, which has reduced C3.ai’s anticipated future payments or revenue from these customers. It is not possible for C3.ai to predict the future level of demand from their larger customers for its C3 AI Software. In addition, C3.ai’s average total subscription contract value is decreasing, and the company expects it to continue to decrease as C3.ai expands is customer base beyond a small number of large customers to a larger number of smaller customers.

C3.ai’s customers generally have no obligation to renew, upgrade, or expand their subscriptions with C3.ai after the terms of their existing subscriptions expire. In addition, C3.ai’s customers may opt to decrease their usage of its C3 AI Software. As a result, C3.ai cannot provide assurance that C3.ai’s customers will renew, upgrade, or expand their subscriptions with C3.ai, if they renew at all. If one or more of C3.ai’s customers elect not to renew their subscriptions with C3.ai, or if C3.ai’s customers renew their subscriptions with C3.ai for shorter time periods, or if C3.ai’s customers decrease their usage of its C3 AI Software, or if C3.ai’s customers otherwise seek to renegotiate terms of their existing agreements on terms less favorable to C3.ai, its business and results of operations would be adversely affected. This adverse impact would be even more pronounced for customers that represent a material portion of C3.ai’s revenue or business operations.

Because C3.ai derive substantially all of its revenue from its C3 AI Software, failure of Enterprise AI solutions in general and its C3 AI Software in particular to satisfy customer demands or to achieve increased market acceptance would adversely affect C3.ai’s business, results of operations, financial condition, and growth prospects.

The company’s current C3 AI Software, as well as applications, features, and functionality that it may introduce in the future, may not be widely accepted by C3.ai customers, may receive negative attention or may require C3.ai to compensate or reimburse third parties, any of which may lower its margins and harm its business.

C3.ai have a history of operating losses and may not achieve or sustain profitability in the future.

1.	C3.ai face intense competition and could lose market share to competitors, which could adversely affect the business, financial condition and results of operations.

2.	C3.ai’s sales cycles can be long and unpredictable, particularly with respect to large subscriptions, and sales efforts require considerable time and expense.

The company’s revenue growth depends in part on the success of its strategic relationships with third parties, including channel partners, and if C3.ai are unable to establish and maintain successful relationships with them, C3.ai’s business, operating results, and financial condition could be adversely affected.

If C3.ai fail to respond to rapid technological changes, extend the C3 AI Software, or develop new features and functionality, its ability to remain competitive could be impaired.

If C3.ai fail to develop, maintain, and enhance its brand and reputation cost-effectively, its business and financial condition may be adversely affected.

The company’s ability to sell subscriptions to its C3 AI Software could be harmed by real or perceived material defects or errors in its C3 AI Software.

The failure to attract and retain additional qualified personnel or to maintain C3.ai’s company culture could harm its business and prevent them from executing its business strategy.

Any failure to offer high-quality maintenance and support services for C3.ai’s customers may harm relationships with its customers and, consequently, its business.

Health epidemics, including the COVID-19 pandemic, have had, and could continue to have, an adverse impact on C3.ai’s business, operations, and the markets and communities in which we, C3.ai’s partners, and users operate.

The company is subject to stringent and evolving U.S. and foreign laws, regulations, rules, contractual obligations, policies and other obligations related to data privacy and security. C3.ai’s actual or perceived failure to comply with such obligations could lead to regulatory investigations or actions; litigation; fines and penalties; disruptions of business operations; reputational harm; loss of revenue or profits; loss of customers or sales; and other adverse business consequences.

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The company’s information technology systems or data, or those of third parties upon which C3.ai rely, are or were compromised, C3.ai could experience adverse consequences resulting from such compromise, including but not limited to regulatory investigations or actions; litigation; fines and penalties; disruptions of C3.ai’s business operations; reputational harm; loss of revenue or profits; loss of customers or sales; and other adverse consequences.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of AI above the exercise prices of the written options, but will continue to bear the risk of declines in the value of AI. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the AI above the exercise prices of such options, but will continue to bear the risk of declines in the value of the AI. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AI. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AI over the call period. This means that if AI experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform AI over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AI over each call period, but has full exposure to any decreases in value experienced by AI over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AI. The degree of participation in AI gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of AI, changes in interest rates, changes in the actual or perceived volatility of AI and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of AI changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AI. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AI will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AI. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Software and Information Technology Company Risks. The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the software and information technology sector. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AI), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

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US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance:

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Kurv Investment Management LLC

Sub-Adviser: NEOS Investment Management, LLC

Portfolio Managers: Garrett Paolella (since October, 2023), Troy Cates (since October, 2023) and Ryan Houlton (since October, 2023), each of whom is employed by the Sub-Adviser, serve as portfolio managers for the Fund.

Purchase and Sale of Fund Shares: The Fund is an ETF. Individual Shares of the Fund may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker-dealer at a market price. Because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (at a premium), at NAV or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.kurvinvest.com.

Tax Information: The Fund’s distributions will be taxable to you, generally as ordinary income unless you are invested through a tax-advantaged arrangement, such as a 401(k) plan, IRA or other tax-advantaged account; in such cases, you may be subject to tax when assets are withdrawn from such tax-advantaged arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser and/or its related companies may pay the Intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Principal Investment Strategies

Kurv Yield Premium Strategy C3.ai (AI) ETF (the “Fund”) seeks current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of AI, subject to a limit on potential investment gains.

The Fund’s investment objective can be changed by the Board of Trustees (the “Board”) of NEOS ETF Trust (the upon sixty days’ written notice to shareholders). An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore the Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board and written notice to shareholders.

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Additional Information Regarding Investment Techniques and Policies:

Synthetic Exposure to Underlying Stock Price Returns

●	The Fund purchases call option contracts on the underlying stocks generally having one-month to one-year terms and strike prices equal to the then-current price of the underlying stocks at the time of the purchases to provide the Fund’s exposure to the upside price returns of the underlying stocks. As a buyer of call option contracts, the Fund pays a premium to the seller of the options contracts to obtain the right to participate in the price returns of the underlying stock beyond the strike price of the purchased call option contract at expiration (or earlier, if the Fund closes the option contract prior to expiration); and

●	The Fund simultaneously sells put option contracts on the underlying stock to help pay the premium of the purchased call option contracts on the underlying stocks described above. The Fund sells put option contracts that also generally have one- month to one-year terms and strike prices equal to the then-current price of the underlying stock at the time of the sales to provide the Fund exposure to the downside price returns of the underlying stock. As a seller of a put option contract, the Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation, if exercised, to purchase the underlying stock at the strike price if the buyer exercises the option contract.

●	The combination of the purchased call options and the sold put options provides the Fund with investment exposure equal to approximately 100% of underlying stock for the duration of the applicable options exposure.

Cash Exposure to Underlying Stock Price Returns

●	The Fund may purchase the underlying stock to gain long exposure.

Generating Monthly Income

●	The Fund sells call option contracts that are based on the value of underlying stock to generate income via option premiums. On a monthly basis or more frequently, the Fund will sell call option contracts on the underlying stock with expiration dates of approximately one-month to one-year terms at strike prices that are approximately equal to 5%-15% above the then-current share price of the underlying stock. By doing so, the Fund gives up the potential to fully participate in the underlying stock gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying stock is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying stock is greater than the strike price at the expiration of the option contract, the Fund will forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. This is to say, new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

●	The Fund purchases short-dated fixed income instruments with maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Short-dated fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund’s sale of call option contracts to generate income limits the degree to which the Fund will participate in increases in stock price of the underlying stock. This means that if the underlying stock experiences an increase in stock price, the Fund will likely not experience that increase to the same extent (i.e., there is no participation beyond the level of the strike price of the sold call option contracts) and may result in the Fund significantly underperforming the underlying stock. The degree of participation in the underlying stock gains will depend on the strike price of the short call option contracts and prevailing market conditions, especially market volatility, at the time the Fund sells the call option contracts. The potential for upside returns on the underlying stock will also depend on whether the Fund fully “covers” its potential upside price return exposure to the underlying stock by virtue of its sold call option contracts. If the Fund fully covers the upside price return exposure to the underlying stock, the Fund’s potential upside to the underlying stock’s price returns will be completely capped at the sold call options’ strike price, meaning the Fund may forgo all price returns experienced by the underlying stock beyond the strike price. If the Fund partially covers its potential upside return exposure with the sold call option, the Fund will have muted returns beyond the strike price of the sold call option to the extent that the underlying stock’s share price appreciates beyond the strike price. If the fund holds shares of the underlying stock, stock dividend may also generate additional income.

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The sale of call option contracts will offset losses experienced by an underlying stock only to the extent of premiums received from such sold call option contracts. The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

The Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the share price of the underlying stock, the volatility of the underlying stock, which influences short call prices, and the time remaining until the expiration date of the short call option contracts. The Fund’s synthetic long exposure strategy will effectively allow that portion of the Fund’s assets to move in synch with the daily changes in the underlying stock’s stock price.

However, the Fund’s participation in the potential upside in the underlying stock returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to the underlying stock obtained by the Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of the underlying stock. At any given time, there may be limited upside potential. If the price of the underlying stock is near or has exceeded the strike price of the Fund’s sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Exchange Traded Options Portfolio

The Fund purchases and sells a combination of call and put exchange traded options contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price.

FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX options in which the Fund may invest are all European style options (options that are exercisable only on the expiration date). The FLEX options are listed on the Chicago Board Options Exchange.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by the Board.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to AI’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of AI.

PRINCIPAL RISKS OF INVESTING IN THE FUND

C3.ai Risk. C3.ai have a limited operating history, which makes it difficult to evaluate its prospects and future results of operations.

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C3.ai was founded in 2009. As a result of C3.ai’s limited operating history, its ability to forecast future results of operations is limited and subject to a number of uncertainties, including its ability to plan for and model future growth. C3.ai’s historical revenue growth should not be considered indicative of its future performance. Further, in future periods, C3.Ai expects its revenue growth to slow. A number of factors could cause its growth rate to be adversely impacted, including any reduction in demand for its C3 AI Software, increased competition, contraction of its overall market, its inability to accurately forecast demand for its C3 AI Software, or failure, for any reason, to capitalize on growth opportunities. C3.ai have encountered and will encounter risks and uncertainties frequently experienced by growing companies in rapidly changing industries, such as the risks and uncertainties described herein. If its assumptions regarding these risks and uncertainties, which C3.ai use to plan its business, are incorrect or change, or if we do not address these risks successfully, C3.ai’s business will be harmed.

Historically, a limited number of customers have accounted for a substantial portion of C3.ai’s revenue. If existing customers do not renew their contracts with C3.ai, or if C3.ai’s relationships with its largest customers are impaired or terminated, C3.ai’s revenue could decline, and its results of operations would be adversely impacted.

Certain of C3.ai’s customers, including customers that, at the time, represented a significant portion of C3.ai’s business, have in the past reduced their spend with C3.ai or decided to not renew their subscriptions with C3.ai, which has reduced C3.ai’s anticipated future payments or revenue from these customers. It is not possible for C3.ai to predict the future level of demand from their larger customers for its C3 AI Software. In addition, C3.ai’s average total subscription contract value is decreasing, and the company expects it to continue to decrease as C3.ai expands is customer base beyond a small number of large customers to a larger number of smaller customers.

C3.ai’s customers generally have no obligation to renew, upgrade, or expand their subscriptions with C3.ai after the terms of their existing subscriptions expire. In addition, C3.ai’s customers may opt to decrease their usage of its C3 AI Software. As a result, C3.ai cannot provide assurance that C3.ai’s customers will renew, upgrade, or expand their subscriptions with C3.ai, if they renew at all. If one or more of C3.ai’s customers elect not to renew their subscriptions with C3.ai, or if C3.ai’s customers renew their subscriptions with C3.ai for shorter time periods, or if C3.ai’s customers decrease their usage of its C3 AI Software, or if C3.ai’s customers otherwise seek to renegotiate terms of their existing agreements on terms less favorable to C3.ai, its business and results of operations would be adversely affected. This adverse impact would be even more pronounced for customers that represent a material portion of C3.ai’s revenue or business operations.

Because C3.ai derive substantially all of its revenue from its C3 AI Software, failure of Enterprise AI solutions in general and its C3 AI Software in particular to satisfy customer demands or to achieve increased market acceptance would adversely affect C3.ai’s business, results of operations, financial condition, and growth prospects.

The company’s current C3 AI Software, as well as applications, features, and functionality that it may introduce in the future, may not be widely accepted by C3.ai customers, may receive negative attention or may require C3.ai to compensate or reimburse third parties, any of which may lower its margins and harm its business.

C3.ai have a history of operating losses and may not achieve or sustain profitability in the future.

1.	C3.ai face intense competition and could lose market share to competitors, which could adversely affect the business, financial condition and results of operations.

2.	C3.ai’s sales cycles can be long and unpredictable, particularly with respect to large subscriptions, and sales efforts require considerable time and expense.

The company’s revenue growth depends in part on the success of its strategic relationships with third parties, including channel partners, and if C3.ai are unable to establish and maintain successful relationships with them, C3.ai’s business, operating results, and financial condition could be adversely affected.

If C3.ai fail to respond to rapid technological changes, extend the C3 AI Software, or develop new features and functionality, its ability to remain competitive could be impaired.

If C3.ai fail to develop, maintain, and enhance its brand and reputation cost-effectively, its business and financial condition may be adversely affected.

The company’s ability to sell subscriptions to its C3 AI Software could be harmed by real or perceived material defects or errors in its C3 AI Software.

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The failure to attract and retain additional qualified personnel or to maintain C3.ai’s company culture could harm its business and prevent them from executing its business strategy.

Any failure to offer high-quality maintenance and support services for C3.ai’s customers may harm relationships with its customers and, consequently, its business.

Health epidemics, including the COVID-19 pandemic, have had, and could continue to have, an adverse impact on C3.ai’s business, operations, and the markets and communities in which we, C3.ai’s partners, and users operate.

The company is subject to stringent and evolving U.S. and foreign laws, regulations, rules, contractual obligations, policies and other obligations related to data privacy and security. C3.ai’s actual or perceived failure to comply with such obligations could lead to regulatory investigations or actions; litigation; fines and penalties; disruptions of business operations; reputational harm; loss of revenue or profits; loss of customers or sales; and other adverse business consequences.

The company’s information technology systems or data, or those of third parties upon which C3.ai rely, are or were compromised, C3.ai could experience adverse consequences resulting from such compromise, including but not limited to regulatory investigations or actions; litigation; fines and penalties; disruptions of C3.ai’s business operations; reputational harm; loss of revenue or profits; loss of customers or sales; and other adverse consequences.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of AI above the exercise prices of the written options, but will continue to bear the risk of declines in the value of AI. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of AI above the exercise prices of such options, but will continue to bear the risk of declines in the value of AI. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity failures or breaches by the Fund’s third party service providers (including, but not limited to, the adviser, the sub-adviser, distributor, custodian, transfer agent, and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

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Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with AI. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund or ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund is exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the applicable underlying stock through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

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Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by AI over the call period. This means that if AI experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform AI over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by AI over each call period, but has full exposure to any decreases in value experienced by AI over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of AI. The degree of participation in AI gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of AI, changes in interest rates, changes in the actual or perceived volatility of AI and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of AI changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of AI. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the AI will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by AI.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Software and Information Technology Company Risks. The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the software and information technology sector. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (AI), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

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Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser maintains a website for the Fund at www.kurvinvest.com. Among other things, this website includes the Fund’s prospectus and Statement of Additional Information (“SAI”), and includes the Fund’s holdings, the Fund’s last annual and semi-annual reports, pricing information about shares trading on the Exchange, updated performance information, premiums and discounts, and bid/ask spreads. The Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Fund prepares a report on Form N-PORT of its portfolio holdings as of the end of each month. The Fund’s annual and semi-annual reports are filed with the SEC within 60 days of the end of the reporting period and the Fund’s monthly portfolio holdings are filed with the SEC within 60 days after the end of each fiscal quarter. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the NEOS ETF Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the Fund’s SAI. Information on how to obtain the SAI is listed on the inside back cover of this prospectus.

FUND MANAGEMENT

Adviser

Kurv Investment Management LLC, located at 1 Letterman Drive, Building C, Suite 3-500, San Francisco, CA 94129 serves as the investment adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide investment advisory services to registered investment companies. In addition, Kurv Investment Management LLC developed the investment strategy for the Fund. Kurv Investment Management LLC is a wholly owned subsidiary of Kurv Investment, Inc.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance.

The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the business affairs of the Fund, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust. For the services the Adviser provides to the Fund, the Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) will not exceed 0.99% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

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Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. Shareholders will be notified of any sub-adviser changes.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser will be available in the Fund’s – Annual Report to Shareholders for the fiscal period ended November 30, 2023.

Sub-Adviser

NEOS Investment Management, LLC, located at 13 Riverside Ave, Westport, CT 06880 serves as the investment sub-adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide sub-advisory services to registered investment companies.

The Sub-Adviser was formed in 2022 and provides investment advisory services to exchange-traded funds, including the Fund. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, out of the fee the Adviser receives from the Fund.

A discussion regarding the basis for the Board’s renewal of the sub-advisory agreement with the Sub-Adviser will be available in the Annual Report for the Fund for the fiscal period ended November 30, 2023.

Portfolio Managers

Garrett Paolella, Troy Cates and Ryan Houlton are primarily responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing the index investment strategy, and overseeing personnel at the Adviser who have more limited responsibilities.

Garrett Paolella has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Troy Cates has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Cates was an officer and portfolio manager at Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Ryan Houlton has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Houlton was head of trading and operations at Mirae Asset Global Investments and an operations manager at State Street.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

SHAREHOLDER INFORMATION

Determination of NAV

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time) on the NYSE.

The values of the Fund’s portfolio securities are based on the securities’ closing prices on their local principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Adviser, in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees of the Trust. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

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Buying and Selling Exchange-Traded Shares

Authorized Participants

The Fund issues and redeems Shares at NAV only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors

Individual Fund shares may only be bought and sold by investors including APs in the secondary market through a broker or dealer at a market price. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because the Fund’s shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the bid-ask spread). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website (www.kurvinvest.com).

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.

For More Information:

Existing Shareholders or Prospective Investors

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Dealers

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by the Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

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DISTRIBUTIONS

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly.

The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Dividend Reinvestment Service

Brokers may make available the Depository Trust Company book-entry dividend reinvestment service to their customers who own Fund Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

TAX INFORMATION

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

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Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

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Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations as of the date of this Prospectus, no financial highlights information is available.

Information provided to or filed with the SEC by Underlying Issuer pursuant to the Exchange Act, including the financial statements of Underlying Issuer in its Form 10-K, can be located by reference to the SEC file number noted below through the SEC’s website at www.sec.gov:

Underlying Issuer	SEC File Number
AI	001-39744

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters, or since inception, as applicable, can be found at the Fund’s website at www.kurvinvest.com.

Investment Adviser Kurv Investment Management LLC 1 Letterman Drive, Building C, Suite 3-500 San Francisco, CA 94129	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103
Sub-Adviser NEOS Investment Management, LLC 13 Riverside Ave Westport, CT 06880	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Custodian U.S. Bank, N.A. 1555 N. Rivercenter Drive, MK-WI-S302 Milwaukee, WI 53212	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington D.C., 20036
Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

DISCLAIMERS

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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ADDITIONAL INFORMATION

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. Information about the Fund can be reviewed on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. These documents and other information concerning the Trust also may be inspected at Three Canal Plaza, Suite 100, Portland, Maine 04101, (9 a.m. to 6 p.m. Eastern Time). You can also obtain information about the Fund by calling at no cost 1-833-955-KURV (5878).

Investment Company Act File No. 811-23645.

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PROSPECTUS

October 18, 2023

Kurv Yield Premium Strategy Boeing (BA) ETF (Ticker: BAY) - Shares are not currently offered

Principal U.S. Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Kurv Yield Premium Strategy Boeing (BA) ETF (TICKER: BAY) - SUMMARY

Investment Objective

The Kurv Yield Premium Strategy Boeing (BA) ETF (the “Fund”) seeks to provide current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of The Boeing Company (“BA” or “Boeing”), subject to a limit on potential investment gains.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other Expenses are estimated for the Fund’s initial fiscal year.
(2)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$117	$366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

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Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of The Boeing Company (“BA”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to BA in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of BA, subject to a limit on potential share price returns on BA as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of BA. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to BA shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in BA stock, either synthetically or through purchasing shares, the fund will hold positions in BA options contracts as described below.

For more information, see sections “The Fund’s Use of BA Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in BA. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in BA’s stock price. The use of options in the Fund’s strategy will limit any share price gains in BA but the Fund remains subject to all potential share price losses in BA which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of BA because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

BA Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of BA. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of BA, which gives the Fund the right or obligation to receive or deliver shares of BA on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of BA.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to BA, which allows the Fund to seek to participate in the changes, up or down, in the price of BA’s stock.

●	Covered call writing (where BA call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

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Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing BA shares or creating a synthetic long position. To achieve a synthetic long exposure to BA, the Fund buys BA call options and, simultaneously, sells BA put options to try to replicate the price movements of BA. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of BA for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on BA to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own BA, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the BA call option contracts will limit the Fund’s participation in the appreciation in BA’s stock price. If the stock price of BA increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if BA’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to BA and the sold (short) BA call positions) will limit the Fund’s participation in gains in the BA stock price beyond a certain point.

When the Fund engages in covered call writing with respect to BA, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase BA on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in BA.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on BA as described above. This income made on the Fund’s options transactions will depend on the volatility of BA and thus its price return. BA stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of BA directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs BA

For the reasons stated above, the Fund’s performance will differ from that of BA’s stock price. The performance differences will depend on, among other things, the price of BA, changes in the price of the BA options contracts the Fund has purchased and sold, the extent to which BA owns shares directly and changes in the value of the fixed income securities in the portfolio.

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Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

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Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Boeing (BA) ETF
Portfolio Holdings (All options are based on the value of BA)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of BA at the time of purchase) to provide exposure to positive price returns of BA.

If the stock of BA increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of BA at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by BA.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of BA at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
BA Shares	Shares of BA	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

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The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to BA’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of BA.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by BA over the call period. This means that if BA experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform BA over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

The Boeing Company

Boeing’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH THE BOEING COMPANY

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to BA. As of the date of the Prospectus, BA is assigned to the aerospace and defense industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of BA. The common stock of The Boeing Company (BA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by BA pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding BA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

Boeing Risk. Market conditions have a significant impact on demand for Boeing’s commercial aircraft and related services. The commercial aircraft market is predominantly driven by long-term trends in airline passenger and cargo traffic. The principal factors underlying long-term traffic growth are sustained economic growth and political stability both in developed and emerging markets. Demand for Boeing commercial aircraft is further influenced by airline profitability, availability of aircraft financing, world trade policies, government-to-government relations, technological advances, price and other competitive factors, fuel prices, terrorism, pandemics, epidemics and environmental regulations.

Boeing’s commercial airplanes business depends on their ability to maintain a healthy production system, ensure every airplane in the production system conforms to Boeing’s exacting specifications, achieve planned production rate targets, successfully develop and certify new aircraft or new derivative aircraft, and meet or exceed stringent performance and reliability standards.

Changes in levels of U.S. government defense spending or acquisition priorities could negatively impact Boeing’s financial position and results of operations.

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The company’s ability to deliver products and services that satisfy customer requirements is heavily dependent on the performance and financial stability of Boeing’s subcontractors and suppliers, as well as on the availability of highly skilled labor, raw materials and other components.

Competition within Boeing’s markets and with respect to the products Boeing sell may reduce Boeing’s future contracts and sales.

Boeing derives a significant portion of their revenues from non-U.S. sales and are subject to the risks of doing business in other countries.

In 2022, 40% of the company’s revenues were earned pursuant to U.S. government contracts, which include FMS through the U.S. government. Business conducted pursuant to such contracts is subject to extensive procurement regulations and other unique risks.

Unauthorized access to Boeing customers’ and/or Boeing suppliers’ information and systems could negatively impact their business.

The company’s business may be impacted by disruptions including threats to physical security or Boeing’s information technology systems, extreme weather (including effects of climate change) or other acts of nature, and pandemics or other public health crises. Any of these disruptions could affect our internal operations or our suppliers’ operations and delay delivery of products and services to our customers. Any significant production delays, or any destruction, manipulation or improper use of Boeing’s or their suppliers’ data, information systems or networks could impact Boeing sales, increase their expenses and/or have an adverse effect on the reputation of Boeing and their products and services.

The outcome of litigation and of government inquiries and investigations involving Boeing’s business is unpredictable and an adverse decision in any such matter could have a material effect on Boeing’s financial position and results of operations.

Boeing is subject to various U.S. federal, state, local and non-U.S. laws and regulations related to environmental protection, including the discharge, treatment, storage, disposal and remediation of hazardous substances and wastes. We could incur substantial costs, including cleanup costs, fines and civil or criminal sanctions, as well as third-party claims for property damage or personal injury, if we were to violate or become liable under environmental laws or regulations.

Increasing stakeholder environmental, social and governance (ESG) expectations, physical and transition risks associated with climate change, emerging ESG regulation, contractual requirements, and policy requirements may pose risk to our market outlook, brand and reputation, financial outlook, cost of capital, global supply chain and production continuity, which may impact our ability to achieve long-term business objectives.

Many of Boeing’s employees have earned benefits under defined benefit pension plans. Potential pension contributions include both mandatory amounts required under the Employee Retirement Income Security Act and discretionary contributions to improve the plans’ funded status. The extent of future contributions depends heavily on market factors such as the discount rate and the actual return on plan assets. Boeing estimates future contributions to these plans using assumptions with respect to these and other items. Changes to those assumptions could have a significant effect on future contributions as well as on our annual pension costs and/or result in a significant change to shareholders’ equity.

Some of Boeings’ and Boeing suppliers’ workforces are represented by labor unions, which may lead to work stoppages.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of BA above the exercise prices of the written options, but will continue to bear the risk of declines in the value of BA. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

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The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the BA above the exercise prices of such options, but will continue to bear the risk of declines in the value of the BA. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

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Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with BA. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

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New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by BA over the call period. This means that if BA experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform BA over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by BA over each call period, but has full exposure to any decreases in value experienced by BA over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of BA. The degree of participation in BA gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of BA, changes in interest rates, changes in the actual or perceived volatility of BA and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of BA changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of BA. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the BA will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by BA. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

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Aviation Sector Risk. Risks associated with aviation industry include, but are not limited to, risks related to commercial aircraft, the leasing of aircraft by commercial airlines and the commercial aviation industry generally, as well as with respect to any one aircraft or type of aircraft, the particular maintenance and operating history for the aircraft or its components, the model and type of aircraft, the jurisdiction of registration and regulatory risk. In addition to the foregoing, market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war can have a material adverse effect on the aviation industry generally, especially when such market events cause material declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally. For example, as a result of the COVID-19 pandemic, air travel has substantially declined, and many airlines have become dependent, at least in part, on government aid. There can be no assurance that this government aid will continue, that it will be sufficient to sustain airlines or the industry generally, or that it will limit or prevent decreases in the value of securities related to the aviation industry.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (BA), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance:

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Kurv Investment Management LLC

Sub-Adviser: NEOS Investment Management, LLC

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Portfolio Managers: Garrett Paolella (since October, 2023), Troy Cates (since October, 2023) and Ryan Houlton (since October, 2023), each of whom is employed by the Sub-Adviser, serve as portfolio managers for the Fund.

Purchase and Sale of Fund Shares: The Fund is an ETF. Individual Shares of the Fund may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker-dealer at a market price. Because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (at a premium), at NAV or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.kurvinvest.com.

Tax Information: The Fund’s distributions will be taxable to you, generally as ordinary income unless you are invested through a tax-advantaged arrangement, such as a 401(k) plan, IRA or other tax-advantaged account; in such cases, you may be subject to tax when assets are withdrawn from such tax-advantaged arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser and/or its related companies may pay the Intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Principal Investment Strategies

Kurv Yield Premium Strategy Boeing (BA) ETF (the “Fund”) seeks current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of BA, subject to a limit on potential investment gains.

The Fund’s investment objective can be changed by the Board of Trustees (the “Board”) of NEOS ETF Trust (the upon sixty days’ written notice to shareholders). An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore the Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board and written notice to shareholders.

Additional Information Regarding Investment Techniques and Policies:

Synthetic Exposure to Underlying Stock Price Returns

●	The Fund purchases call option contracts on the underlying stocks generally having one-month to one-year terms and strike prices equal to the then-current price of the underlying stocks at the time of the purchases to provide the Fund’s exposure to the upside price returns of the underlying stocks. As a buyer of call option contracts, the Fund pays a premium to the seller of the options contracts to obtain the right to participate in the price returns of the underlying stock beyond the strike price of the purchased call option contract at expiration (or earlier, if the Fund closes the option contract prior to expiration); and

●	The Fund simultaneously sells put option contracts on the underlying stock to help pay the premium of the purchased call option contracts on the underlying stocks described above. The Fund sells put option contracts that also generally have one- month to one-year terms and strike prices equal to the then-current price of the underlying stock at the time of the sales to provide the Fund exposure to the downside price returns of the underlying stock. As a seller of a put option contract, the Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation, if exercised, to purchase the underlying stock at the strike price if the buyer exercises the option contract.

●	The combination of the purchased call options and the sold put options provides the Fund with investment exposure equal to approximately 100% of underlying stock for the duration of the applicable options exposure.

Cash Exposure to Underlying Stock Price Returns

●	The Fund may purchase the underlying stock to gain long exposure.

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Generating Monthly Income

●	The Fund sells call option contracts that are based on the value of underlying stock to generate income via option premiums. On a monthly basis or more frequently, the Fund will sell call option contracts on the underlying stock with expiration dates of approximately one-month to one-year terms at strike prices that are approximately equal to 5%-15% above the then-current share price of the underlying stock. By doing so, the Fund gives up the potential to fully participate in the underlying stock gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying stock is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying stock is greater than the strike price at the expiration of the option contract, the Fund will forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. This is to say, new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

●	The Fund purchases short-dated fixed income instruments with maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Short-dated fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund’s sale of call option contracts to generate income limits the degree to which the Fund will participate in increases in stock price of the underlying stock. This means that if the underlying stock experiences an increase in stock price, the Fund will likely not experience that increase to the same extent (i.e., there is no participation beyond the level of the strike price of the sold call option contracts) and may result in the Fund significantly underperforming the underlying stock. The degree of participation in the underlying stock gains will depend on the strike price of the short call option contracts and prevailing market conditions, especially market volatility, at the time the Fund sells the call option contracts. The potential for upside returns on the underlying stock will also depend on whether the Fund fully “covers” its potential upside price return exposure to the underlying stock by virtue of its sold call option contracts. If the Fund fully covers the upside price return exposure to the underlying stock, the Fund’s potential upside to the underlying stock’s price returns will be completely capped at the sold call options’ strike price, meaning the Fund may forgo all price returns experienced by the underlying stock beyond the strike price. If the Fund partially covers its potential upside return exposure with the sold call option, the Fund will have muted returns beyond the strike price of the sold call option to the extent that the underlying stock’s share price appreciates beyond the strike price. If the fund holds shares of the underlying stock, stock dividend may also generate additional income.

The sale of call option contracts will offset losses experienced by an underlying stock only to the extent of premiums received from such sold call option contracts. The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

The Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the share price of the underlying stock, the volatility of the underlying stock, which influences short call prices, and the time remaining until the expiration date of the short call option contracts. The Fund’s synthetic long exposure strategy will effectively allow that portion of the Fund’s assets to move in synch with the daily changes in the underlying stock’s stock price.

However, the Fund’s participation in the potential upside in the underlying stock returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to the underlying stock obtained by the Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of the underlying stock. At any given time, there may be limited upside potential. If the price of the underlying stock is near or has exceeded the strike price of the Fund’s sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Exchange Traded Options Portfolio

The Fund purchases and sells a combination of call and put exchange traded options contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price.

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FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX options in which the Fund may invest are all European style options (options that are exercisable only on the expiration date). The FLEX options are listed on the Chicago Board Options Exchange.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by the Board.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to BA’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of BA.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Boeing Risk. Market conditions have a significant impact on demand for Boeing’s commercial aircraft and related services. The commercial aircraft market is predominantly driven by long-term trends in airline passenger and cargo traffic. The principal factors underlying long-term traffic growth are sustained economic growth and political stability both in developed and emerging markets. Demand for Boeing commercial aircraft is further influenced by airline profitability, availability of aircraft financing, world trade policies, government-to-government relations, technological advances, price and other competitive factors, fuel prices, terrorism, pandemics, epidemics and environmental regulations.

Boeing’s commercial airplanes business depends on their ability to maintain a healthy production system, ensure every airplane in the production system conforms to Boeing’s exacting specifications, achieve planned production rate targets, successfully develop and certify new aircraft or new derivative aircraft, and meet or exceed stringent performance and reliability standards.

Changes in levels of U.S. government defense spending or acquisition priorities could negatively impact Boeing’s financial position and results of operations.

The company’s ability to deliver products and services that satisfy customer requirements is heavily dependent on the performance and financial stability of Boeing’s subcontractors and suppliers, as well as on the availability of highly skilled labor, raw materials and other components.

Competition within Boeing’s markets and with respect to the products Boeing sell may reduce Boeing’s future contracts and sales.

Boeing derives a significant portion of their revenues from non-U.S. sales and are subject to the risks of doing business in other countries.

In 2022, 40% of the company’s revenues were earned pursuant to U.S. government contracts, which include FMS through the U.S. government. Business conducted pursuant to such contracts is subject to extensive procurement regulations and other unique risks.

Unauthorized access to Boeing customers’ and/or Boeing suppliers’ information and systems could negatively impact their business.

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The company’s business may be impacted by disruptions including threats to physical security or Boeing’s information technology systems, extreme weather (including effects of climate change) or other acts of nature, and pandemics or other public health crises. Any of these disruptions could affect our internal operations or our suppliers’ operations and delay delivery of products and services to our customers. Any significant production delays, or any destruction, manipulation or improper use of Boeing’s or their suppliers’ data, information systems or networks could impact Boeing sales, increase their expenses and/or have an adverse effect on the reputation of Boeing and their products and services.

The outcome of litigation and of government inquiries and investigations involving Boeing’s business is unpredictable and an adverse decision in any such matter could have a material effect on Boeing’s financial position and results of operations.

Boeing is subject to various U.S. federal, state, local and non-U.S. laws and regulations related to environmental protection, including the discharge, treatment, storage, disposal and remediation of hazardous substances and wastes. We could incur substantial costs, including cleanup costs, fines and civil or criminal sanctions, as well as third-party claims for property damage or personal injury, if we were to violate or become liable under environmental laws or regulations.

Increasing stakeholder environmental, social and governance (ESG) expectations, physical and transition risks associated with climate change, emerging ESG regulation, contractual requirements, and policy requirements may pose risk to our market outlook, brand and reputation, financial outlook, cost of capital, global supply chain and production continuity, which may impact our ability to achieve long-term business objectives.

Many of Boeing’s employees have earned benefits under defined benefit pension plans. Potential pension contributions include both mandatory amounts required under the Employee Retirement Income Security Act and discretionary contributions to improve the plans’ funded status. The extent of future contributions depends heavily on market factors such as the discount rate and the actual return on plan assets. Boeing estimates future contributions to these plans using assumptions with respect to these and other items. Changes to those assumptions could have a significant effect on future contributions as well as on our annual pension costs and/or result in a significant change to shareholders’ equity.

Some of Boeings’ and Boeing suppliers’ workforces are represented by labor unions, which may lead to work stoppages

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of BA above the exercise prices of the written options, but will continue to bear the risk of declines in the value of BA. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of BA above the exercise prices of such options, but will continue to bear the risk of declines in the value of BA. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity failures or breaches by the Fund’s third party service providers (including, but not limited to, the adviser, the sub-adviser, distributor, custodian, transfer agent, and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with BA. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund or ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund is exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the applicable underlying stock through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

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Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by BA over the call period. This means that if BA experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform BA over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by BA over each call period, but has full exposure to any decreases in value experienced by BA over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of BA. The degree of participation in BA gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of BA, changes in interest rates, changes in the actual or perceived volatility of BA and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of BA changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of BA. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the BA will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by BA.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Aviation Sector Risk. Risks associated with aviation industry include, but are not limited to, risks related to commercial aircraft, the leasing of aircraft by commercial airlines and the commercial aviation industry generally, as well as with respect to any one aircraft or type of aircraft, the particular maintenance and operating history for the aircraft or its components, the model and type of aircraft, the jurisdiction of registration and regulatory risk. In addition to the foregoing, market events such as economic declines and recessions, geopolitical conflicts and the occurrence or threat of pandemics, terrorism or war can have a material adverse effect on the aviation industry generally, especially when such market events cause material declines in travel, increases in costs or future uncertainty for airlines, aircraft or the commercial aviation industry generally. For example, as a result of the COVID-19 pandemic, air travel has substantially declined, and many airlines have become dependent, at least in part, on government aid. There can be no assurance that this government aid will continue, that it will be sufficient to sustain airlines or the industry generally, or that it will limit or prevent decreases in the value of securities related to the aviation industry.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (BA), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

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The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser maintains a website for the Fund at www.kurvinvest.com. Among other things, this website includes the Fund’s prospectus and Statement of Additional Information (“SAI”), and includes the Fund’s holdings, the Fund’s last annual and semi-annual reports, pricing information about shares trading on the Exchange, updated performance information, premiums and discounts, and bid/ask spreads. The Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Fund prepares a report on Form N-PORT of its portfolio holdings as of the end of each month. The Fund’s annual and semi-annual reports are filed with the SEC within 60 days of the end of the reporting period and the Fund’s monthly portfolio holdings are filed with the SEC within 60 days after the end of each fiscal quarter. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the NEOS ETF Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the Fund’s SAI. Information on how to obtain the SAI is listed on the inside back cover of this prospectus.

FUND MANAGEMENT

Adviser

Kurv Investment Management LLC, located at 1 Letterman Drive, Building C, Suite 3-500, San Francisco, CA 94129 serves as the investment adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide investment advisory services to registered investment companies. In addition, Kurv Investment Management LLC developed the investment strategy for the Fund. Kurv Investment Management LLC is a wholly owned subsidiary of Kurv Investment, Inc.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance.

The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the business affairs of the Fund, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust. For the services the Adviser provides to the Fund, the Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

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The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) will not exceed 0.99% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. Shareholders will be notified of any sub-adviser changes.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser will be available in the Fund’s – Annual Report to Shareholders for the fiscal period ended November 30, 2023.

Sub-Adviser

NEOS Investment Management, LLC, located at 13 Riverside Ave, Westport, CT 06880 serves as the investment sub-adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide sub-advisory services to registered investment companies.

The Sub-Adviser was formed in 2022 and provides investment advisory services to exchange-traded funds, including the Fund. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, out of the fee the Adviser receives from the Fund.

A discussion regarding the basis for the Board’s renewal of the sub-advisory agreement with the Sub-Adviser will be available in the Annual Report for the Fund for the fiscal period ended November 30, 2023.

Portfolio Managers

Garrett Paolella, Troy Cates and Ryan Houlton are primarily responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing the index investment strategy, and overseeing personnel at the Adviser who have more limited responsibilities.

Garrett Paolella has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Troy Cates has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Cates was an officer and portfolio manager at Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Ryan Houlton has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Houlton was head of trading and operations at Mirae Asset Global Investments and an operations manager at State Street.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

SHAREHOLDER INFORMATION

Determination of NAV

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time) on the NYSE.

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The values of the Fund’s portfolio securities are based on the securities’ closing prices on their local principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Adviser, in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees of the Trust. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Buying and Selling Exchange-Traded Shares

Authorized Participants

The Fund issues and redeems Shares at NAV only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors

Individual Fund shares may only be bought and sold by investors including APs in the secondary market through a broker or dealer at a market price. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because the Fund’s shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the bid-ask spread). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website (www.kurvinvest.com).

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

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For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.

For More Information:

Existing Shareholders or Prospective Investors

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Dealers

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by the Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

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DISTRIBUTIONS

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly.

The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Dividend Reinvestment Service

Brokers may make available the Depository Trust Company book-entry dividend reinvestment service to their customers who own Fund Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

TAX INFORMATION

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

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Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.

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Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations as of the date of this Prospectus, no financial highlights information is available.

Information provided to or filed with the SEC by Underlying Issuer pursuant to the Exchange Act, including the financial statements of Underlying Issuer in its Form 10-K, can be located by reference to the SEC file number noted below through the SEC’s website at www.sec.gov:

Underlying Issuer	SEC File Number
BA	1-442

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters, or since inception, as applicable, can be found at the Fund’s website at www.kurvinvest.com.

Investment Adviser Kurv Investment Management LLC 1 Letterman Drive, Building C, Suite 3-500 San Francisco, CA 94129	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103
Sub-Adviser NEOS Investment Management, LLC 55 Post Road W Westport, CT 06880	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Custodian U.S. Bank, N.A. 1555 N. Rivercenter Drive, MK-WI-S302 Milwaukee, WI 53212	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington D.C., 20036
Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

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DISCLAIMERS

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

ADDITIONAL INFORMATION

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. Information about the Fund can be reviewed on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. These documents and other information concerning the Trust also may be inspected at Three Canal Plaza, Suite 100, Portland, Maine 04101, (9 a.m. to 6 p.m. Eastern Time). You can also obtain information about the Fund by calling at no cost 1-833-955-KURV (5878).

Investment Company Act File No. 811-23645.

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PROSPECTUS

October 13, 2023

Kurv Yield Premium Strategy Bank of America (BAC) ETF (Ticker: BACY) - Shares are not currently offered

Principal U.S. Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Kurv Yield Premium Strategy Bank of America (BAC) ETF (TICKER: BACY) - SUMMARY

Investment Objective

The Kurv Yield Premium Strategy Bank of America (BAC) ETF (the “Fund”) seeks to provide current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Bank of America Corporation (“BAC” or “Bank of America”), subject to a limit on potential investment gains.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other Expenses are estimated for the Fund’s initial fiscal year.
(2)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$117	$366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

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Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Bank of America Corporation (“BAC”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to BAC in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of BAC, subject to a limit on potential share price returns on BAC as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of BAC. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to BAC shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in BAC stock, either synthetically or through purchasing shares, the fund will hold positions in BAC options contracts as described below.

For more information, see sections “The Fund’s Use of BAC Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in BAC. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in BAC’s stock price. The use of options in the Fund’s strategy will limit any share price gains in BAC but the Fund remains subject to all potential share price losses in BAC which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of BAC because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

BAC Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of BAC. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of BAC, which gives the Fund the right or obligation to receive or deliver shares of BAC on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of BAC.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to BAC, which allows the Fund to seek to participate in the changes, up or down, in the price of BAC’s stock.

●	Covered call writing (where BAC call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

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Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing BAC shares or creating a synthetic long position. To achieve a synthetic long exposure to BAC, the Fund buys BAC call options and, simultaneously, sells BAC put options to try to replicate the price movements of BAC. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of BAC for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on BAC to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own BAC, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the BAC call option contracts will limit the Fund’s participation in the appreciation in BAC’s stock price. If the stock price of BAC increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if BAC’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to BAC and the sold (short) BAC call positions) will limit the Fund’s participation in gains in the BAC stock price beyond a certain point.

When the Fund engages in covered call writing with respect to BAC, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase BAC on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in BAC.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on BAC as described above. This income made on the Fund’s options transactions will depend on the volatility of BAC and thus its price return. BAC stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of BAC directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs BAC

For the reasons stated above, the Fund’s performance will differ from that of BAC’s stock price. The performance differences will depend on, among other things, the price of BAC, changes in the price of the BAC options contracts the Fund has purchased and sold, the extent to which BAC owns shares directly and changes in the value of the fixed income securities in the portfolio.

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Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

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Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Bank of America (BAC) ETF
Portfolio Holdings (All options are based on the value of BAC)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of BAC at the time of purchase) to provide exposure to positive price returns of BAC.

If the stock of BAC increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of BAC at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by BAC.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of BAC at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
BAC Shares	Shares of BAC	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate incom

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

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The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to BAC’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of BAC.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by BAC over the call period. This means that if BAC experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform BAC over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Bank of America Corporation

Bank of America’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH BANK OF AMERICA CORPORATION.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to BAC. As of the date of the Prospectus, BAC is assigned to the banking industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of BAC. The common stock of Bank of America Corporation. (BAC) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by BAC pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding BAC may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

Bank of America Risk. Bank of America is subject to risks related to financial markets and general economic, political and social conditions in the U.S. and abroad, including the level and volatility of interest rates, unexpected changes in market financing conditions, gross domestic product (GDP) growth, inflation, consumer spending, employment levels, energy prices, home prices, bankruptcies, fluctuations or other significant changes in both debt and equity capital markets and currencies, liquidity of the global financial markets, the growth of global trade and commerce, trade policies, the availability and cost of capital and credit, investor sentiment and confidence, and the sustainability of economic growth all affect its business.

Uncertainties surrounding fiscal and monetary policies present economic challenges. Actions taken by the Federal Reserve, including the planned reduction in its balance sheet, and other central banks are beyond its control and difficult to predict and can affect interest rates and the value of financial instruments and other assets, such as debt securities and mortgage servicing rights (MSRs), and impact its borrowers, potentially increasing delinquency rates.

Changes to existing U.S. laws and regulatory policies including those related to financial regulation, taxation, international trade, fiscal policy and healthcare may adversely impact Bank of America. For example, significant fiscal policy initiatives, may increase uncertainty surrounding the formulation and direction of U.S. monetary policy, and volatility of interest rates. Higher U.S. interest rates relative to other major economies could increase the likelihood of a more volatile and appreciating U.S. dollar. Changes to certain trade policies or measures could upset financial markets, and disrupt world trade and commerce. These developments could adversely affect Bank of America’s consumer and commercial businesses, its securities and derivatives portfolios, its level of charge-offs and provision for credit losses, the carrying value of its deferred tax assets, its capital levels and liquidity and the costs of running its business, and its results of operations. Increased market volatility and adverse changes in other financial or capital market conditions may increase its market risk.

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Bank of America’s liquidity, competitive position, business, results of operations and financial condition are affected by market risks such as changes in interest and currency exchange rates, equity and futures prices, the implied volatility of interest rates, credit spreads and other economic and business factors. These market risks may adversely affect, among other things, (i) the value of its on- and off-balance sheet securities, trading assets, other financial instruments and MSRs, (ii) the cost of debt capital and its access to credit markets, (iii) the value of assets under management, (iv) fee income relating to assets under management, (v) customer allocation of capital among investment alternatives, (vi) the volume of client activity in its trading operations, (vii) investment banking fees, (viii) the general profitability and risk level of the transactions in which it engages and (ix) its competitiveness with respect to deposit pricing. For example, the value of certain of Bank of America’s assets is sensitive to changes in market interest rates.

Bank of America may incur losses if the value of certain assets declines, including due to changes in interest rates and prepayment speeds. If Bank of America is unable to access the capital markets, continue to maintain deposits, or its borrowing costs increase, its liquidity and competitive position will be negatively affected. Adverse changes to its credit ratings from the major credit rating agencies could significantly limit its access to funding or the capital markets, increase its borrowing costs, or trigger additional collateral or funding requirements.

Bank of America is a holding company and it depends upon its subsidiaries for liquidity, including the ability to pay dividends to shareholders and to fund payments on other obligations. Applicable laws and regulations, including capital and liquidity requirements, and actions taken pursuant to its resolution plan could restrict its ability to transfer funds from subsidiaries to Bank of America or other subsidiaries. In the event of its resolution under the single point of entry resolution strategy, such resolution could materially adversely affect its liquidity and financial condition and the ability to pay dividends to shareholders and to pay obligations. Economic or market disruptions, insufficient credit loss reserves or concentration of credit risk may result in an increase in the provision for credit losses, which could have an adverse effect on its financial condition and results of operations.

If the U.S. housing market weakens, or home prices decline, Bank of America’s consumer loan portfolios, credit quality, credit losses, representations and warranties exposures, and earnings may be adversely affected. Its derivatives businesses may expose the company to unexpected risks and potential losses. It is subject to numerous political, economic, market, reputational, operational, legal, regulatory and other risks in the non-U.S. jurisdictions in which it operates.

A failure in or breach of Bank of America’s operational or security systems or infrastructure, or those of third parties, could disrupt its businesses, and adversely impact its results of operations, liquidity and financial condition, as well as cause legal or reputational harm. A cyber-attack, information or security breach, or a technology failure of its or of a third party could adversely affect its ability to conduct its business, manage its exposure to risk or expand its businesses, result in the disclosure or misuse of confidential or proprietary information, increase its costs to maintain and update its operational and security systems and infrastructure, and adversely impact its results of operations, liquidity and financial condition, as well as cause legal or reputational harm. Mortgage loan repurchase obligations or claims from third parties could result in additional losses.

Failure to satisfy Bank of America’s obligations as servicer for residential mortgage securitizations, along with other losses it could incur in its capacity as servicer, and foreclosure delays and/or investigations into its residential mortgage foreclosure practices could cause losses. Bank of America subject to comprehensive government legislation and regulations, both domestically and internationally, which impact its operating costs, and could require Bank of America to make changes to its operations and result in an adverse impact on its results of operations. Additionally, these regulations and uncertainty surrounding the scope and requirements of the final rules implementing recently enacted and proposed legislation, as well as certain settlements and consent orders it has entered into, have increased and could continue to increase its compliance and operational risks and costs.

Bank of America is subject to significant financial and reputational risks from potential liability arising from lawsuits, and regulatory and government action.

U.S. federal banking agencies may require Bank of America to increase its regulatory capital, total loss absorbing capacity, long-term debt or liquidity requirements, which could result in the need to issue additional qualifying securities or to take other actions, such as to sell company assets.

Damage to its reputation could harm Bank of America’s businesses, including its competitive position and business prospects.

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Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of BAC above the exercise prices of the written options, but will continue to bear the risk of declines in the value of BAC. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the BAC above the exercise prices of such options, but will continue to bear the risk of declines in the value of the BAC. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with BAC. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by BAC over the call period. This means that if BAC experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform BAC over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by BAC over each call period, but has full exposure to any decreases in value experienced by BAC over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of BAC. The degree of participation in BAC gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of BAC, changes in interest rates, changes in the actual or perceived volatility of BAC and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of BAC changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of BAC. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the BAC will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by BAC. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

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Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financial sector as a whole cannot be predicted.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (BAC), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

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Performance:

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Kurv Investment Management LLC

Sub-Adviser: NEOS Investment Management, LLC

Portfolio Managers: Garrett Paolella (since October, 2023), Troy Cates (since October, 2023) and Ryan Houlton (since October, 2023), each of whom is employed by the Sub-Adviser, serve as portfolio managers for the Fund.

Purchase and Sale of Fund Shares: The Fund is an ETF. Individual Shares of the Fund may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker-dealer at a market price. Because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (at a premium), at NAV or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.kurvinvest.com.

Tax Information: The Fund’s distributions will be taxable to you, generally as ordinary income unless you are invested through a tax-advantaged arrangement, such as a 401(k) plan, IRA or other tax-advantaged account; in such cases, you may be subject to tax when assets are withdrawn from such tax-advantaged arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser and/or its related companies may pay the Intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Principal Investment Strategies

Kurv Yield Premium Strategy Bank of America (BAC) ETF (the “Fund”) seeks current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of BAC, subject to a limit on potential investment gains.

The Fund’s investment objective can be changed by the Board of Trustees (the “Board”) of NEOS ETF Trust (the upon sixty days’ written notice to shareholders). An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore the Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board and written notice to shareholders.

Additional Information Regarding Investment Techniques and Policies:

Synthetic Exposure to Underlying Stock Price Returns

●	The Fund purchases call option contracts on the underlying stocks generally having one-month to one-year terms and strike prices equal to the then-current price of the underlying stocks at the time of the purchases to provide the Fund’s exposure to the upside price returns of the underlying stocks. As a buyer of call option contracts, the Fund pays a premium to the seller of the options contracts to obtain the right to participate in the price returns of the underlying stock beyond the strike price of the purchased call option contract at expiration (or earlier, if the Fund closes the option contract prior to expiration); and

●	The Fund simultaneously sells put option contracts on the underlying stock to help pay the premium of the purchased call option contracts on the underlying stocks described above. The Fund sells put option contracts that also generally have one- month to one-year terms and strike prices equal to the then-current price of the underlying stock at the time of the sales to provide the Fund exposure to the downside price returns of the underlying stock. As a seller of a put option contract, the Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation, if exercised, to purchase the underlying stock at the strike price if the buyer exercises the option contract.

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●	The combination of the purchased call options and the sold put options provides the Fund with investment exposure equal to approximately 100% of underlying stock for the duration of the applicable options exposure.

Cash Exposure to Underlying Stock Price Returns

●	The Fund may purchase the underlying stock to gain long exposure.

Generating Monthly Income

●	The Fund sells call option contracts that are based on the value of underlying stock to generate income via option premiums. On a monthly basis or more frequently, the Fund will sell call option contracts on the underlying stock with expiration dates of approximately one-month to one- year terms at strike prices that are approximately equal to 5%-15% above the then-current share price of the underlying stock. By doing so, the Fund gives up the potential to fully participate in the underlying stock gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying stock is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying stock is greater than the strike price at the expiration of the option contract, the Fund will forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. This is to say, new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

●	The Fund purchases short-dated fixed income instruments with maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Short-dated fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund’s sale of call option contracts to generate income limits the degree to which the Fund will participate in increases in stock price of the underlying stock. This means that if the underlying stock experiences an increase in stock price, the Fund will likely not experience that increase to the same extent (i.e., there is no participation beyond the level of the strike price of the sold call option contracts) and may result in the Fund significantly underperforming the underlying stock. The degree of participation in the underlying stock gains will depend on the strike price of the short call option contracts and prevailing market conditions, especially market volatility, at the time the Fund sells the call option contracts. The potential for upside returns on the underlying stock will also depend on whether the Fund fully “covers” its potential upside price return exposure to the underlying stock by virtue of its sold call option contracts. If the Fund fully covers the upside price return exposure to the underlying stock, the Fund’s potential upside to the underlying stock’s price returns will be completely capped at the sold call options’ strike price, meaning the Fund may forgo all price returns experienced by the underlying stock beyond the strike price. If the Fund partially covers its potential upside return exposure with the sold call option, the Fund will have muted returns beyond the strike price of the sold call option to the extent that the underlying stock’s share price appreciates beyond the strike price. If the fund holds shares of the underlying stock, stock dividend may also generate additional income.

The sale of call option contracts will offset losses experienced by an underlying stock only to the extent of premiums received from such sold call option contracts. The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

The Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the share price of the underlying stock, the volatility of the underlying stock, which influences short call prices, and the time remaining until the expiration date of the short call option contracts. The Fund’s synthetic long exposure strategy will effectively allow that portion of the Fund’s assets to move in synch with the daily changes in the underlying stock’s stock price.

However, the Fund’s participation in the potential upside in the underlying stock returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to the underlying stock obtained by the Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of the underlying stock. At any given time, there may be limited upside potential. If the price of the underlying stock is near or has exceeded the strike price of the Fund’s sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

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Exchange Traded Options Portfolio

The Fund purchases and sells a combination of call and put exchange traded options contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price.

FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX options in which the Fund may invest are all European style options (options that are exercisable only on the expiration date). The FLEX options are listed on the Chicago Board Options Exchange.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by the Board.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to BAC’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of BAC.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Bank of America Risk. Bank of America is subject to risks related to financial markets and general economic, political and social conditions in the U.S. and abroad, including the level and volatility of interest rates, unexpected changes in market financing conditions, gross domestic product (GDP) growth, inflation, consumer spending, employment levels, energy prices, home prices, bankruptcies, fluctuations or other significant changes in both debt and equity capital markets and currencies, liquidity of the global financial markets, the growth of global trade and commerce, trade policies, the availability and cost of capital and credit, investor sentiment and confidence, and the sustainability of economic growth all affect its business.

Uncertainties surrounding fiscal and monetary policies present economic challenges. Actions taken by the Federal Reserve, including the planned reduction in its balance sheet, and other central banks are beyond its control and difficult to predict and can affect interest rates and the value of financial instruments and other assets, such as debt securities and mortgage servicing rights (MSRs), and impact its borrowers, potentially increasing delinquency rates.

Changes to existing U.S. laws and regulatory policies including those related to financial regulation, taxation, international trade, fiscal policy and healthcare may adversely impact Bank of America. For example, significant fiscal policy initiatives, may increase uncertainty surrounding the formulation and direction of U.S. monetary policy, and volatility of interest rates. Higher U.S. interest rates relative to other major economies could increase the likelihood of a more volatile and appreciating U.S. dollar. Changes to certain trade policies or measures could upset financial markets, and disrupt world trade and commerce. These developments could adversely affect Bank of America’s consumer and commercial businesses, its securities and derivatives portfolios, its level of charge-offs and provision for credit losses, the carrying value of its deferred tax assets, its capital levels and liquidity and the costs of running its business, and its results of operations. Increased market volatility and adverse changes in other financial or capital market conditions may increase its market risk.

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Bank of America’s liquidity, competitive position, business, results of operations and financial condition are affected by market risks such as changes in interest and currency exchange rates, equity and futures prices, the implied volatility of interest rates, credit spreads and other economic and business factors. These market risks may adversely affect, among other things, (i) the value of its on- and off-balance sheet securities, trading assets, other financial instruments and MSRs, (ii) the cost of debt capital and its access to credit markets, (iii) the value of assets under management, (iv) fee income relating to assets under management, (v) customer allocation of capital among investment alternatives, (vi) the volume of client activity in its trading operations, (vii) investment banking fees, (viii) the general profitability and risk level of the transactions in which it engages and (ix) its competitiveness with respect to deposit pricing. For example, the value of certain of Bank of America’s assets is sensitive to changes in market interest rates.

Bank of America may incur losses if the value of certain assets declines, including due to changes in interest rates and prepayment speeds. If Bank of America is unable to access the capital markets, continue to maintain deposits, or its borrowing costs increase, its liquidity and competitive position will be negatively affected. Adverse changes to its credit ratings from the major credit rating agencies could significantly limit its access to funding or the capital markets, increase its borrowing costs, or trigger additional collateral or funding requirements.

Bank of America is a holding company and it depends upon its subsidiaries for liquidity, including the ability to pay dividends to shareholders and to fund payments on other obligations. Applicable laws and regulations, including capital and liquidity requirements, and actions taken pursuant to its resolution plan could restrict its ability to transfer funds from subsidiaries to Bank of America or other subsidiaries. In the event of its resolution under the single point of entry resolution strategy, such resolution could materially adversely affect its liquidity and financial condition and the ability to pay dividends to shareholders and to pay obligations. Economic or market disruptions, insufficient credit loss reserves or concentration of credit risk may result in an increase in the provision for credit losses, which could have an adverse effect on its financial condition and results of operations.

If the U.S. housing market weakens, or home prices decline, Bank of America’s consumer loan portfolios, credit quality, credit losses, representations and warranties exposures, and earnings may be adversely affected. Its derivatives businesses may expose the company to unexpected risks and potential losses. It is subject to numerous political, economic, market, reputational, operational, legal, regulatory and other risks in the non-U.S. jurisdictions in which it operates.

A failure in or breach of Bank of America’s operational or security systems or infrastructure, or those of third parties, could disrupt its businesses, and adversely impact its results of operations, liquidity and financial condition, as well as cause legal or reputational harm. A cyber-attack, information or security breach, or a technology failure of its or of a third party could adversely affect its ability to conduct its business, manage its exposure to risk or expand its businesses, result in the disclosure or misuse of confidential or proprietary information, increase its costs to maintain and update its operational and security systems and infrastructure, and adversely impact its results of operations, liquidity and financial condition, as well as cause legal or reputational harm. Mortgage loan repurchase obligations or claims from third parties could result in additional losses.

Failure to satisfy Bank of America’s obligations as servicer for residential mortgage securitizations, along with other losses it could incur in its capacity as servicer, and foreclosure delays and/or investigations into its residential mortgage foreclosure practices could cause losses. Bank of America subject to comprehensive government legislation and regulations, both domestically and internationally, which impact its operating costs, and could require Bank of America to make changes to its operations and result in an adverse impact on its results of operations. Additionally, these regulations and uncertainty surrounding the scope and requirements of the final rules implementing recently enacted and proposed legislation, as well as certain settlements and consent orders it has entered into, have increased and could continue to increase its compliance and operational risks and costs.

Bank of America is subject to significant financial and reputational risks from potential liability arising from lawsuits, and regulatory and government action.

U.S. federal banking agencies may require Bank of America to increase its regulatory capital, total loss absorbing capacity, long-term debt or liquidity requirements, which could result in the need to issue additional qualifying securities or to take other actions, such as to sell company assets.

Damage to its reputation could harm Bank of America’s businesses, including its competitive position and business prospects.

It faces significant and increasing competition in the financial services industry. Reforms to and uncertainty regarding LIBOR and certain other indices may adversely affect it business.

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Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of BAC above the exercise prices of the written options, but will continue to bear the risk of declines in the value of BAC. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of BAC above the exercise prices of such options, but will continue to bear the risk of declines in the value of BAC. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

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Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity failures or breaches by the Fund’s third party service providers (including, but not limited to, the adviser, the sub-adviser, distributor, custodian, transfer agent, and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

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●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with BAC. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund or ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

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New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund is exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the applicable underlying stock through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by BAC over the call period. This means that if BAC experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform BAC over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by BAC over each call period, but has full exposure to any decreases in value experienced by BAC over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of BAC. The degree of participation in BAC gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of BAC, changes in interest rates, changes in the actual or perceived volatility of BAC and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of BAC changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of BAC. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the BAC will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by BAC.

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Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Financial Sector Risk. Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company, or recent or future regulation of the financial sector as a whole cannot be predicted.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (BAC), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser maintains a website for the Fund at www.kurvinvest.com. Among other things, this website includes the Fund’s prospectus and Statement of Additional Information (“SAI”), and includes the Fund’s holdings, the Fund’s last annual and semi-annual reports, pricing information about shares trading on the Exchange, updated performance information, premiums and discounts, and bid/ask spreads. The Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Fund prepares a report on Form N-PORT of its portfolio holdings as of the end of each month. The Fund’s annual and semi-annual reports are filed with the SEC within 60 days of the end of the reporting period and the Fund’s monthly portfolio holdings are filed with the SEC within 60 days after the end of each fiscal quarter. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the NEOS ETF Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the Fund’s SAI. Information on how to obtain the SAI is listed on the inside back cover of this prospectus.

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FUND MANAGEMENT

Adviser

Kurv Investment Management LLC, located at 1 Letterman Drive, Building C, Suite 3-500, San Francisco, CA 94129 serves as the investment adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide investment advisory services to registered investment companies. In addition, Kurv Investment Management LLC developed the investment strategy for the Fund. Kurv Investment Management LLC is a wholly owned subsidiary of Kurv Investment, Inc.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance.

The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the business affairs of the Fund, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust. For the services the Adviser provides to the Fund, the Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) will not exceed 0.99% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. Shareholders will be notified of any sub-adviser changes.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser will be available in the Fund’s – Annual Report to Shareholders for the fiscal period ended November 30, 2023.

Sub-Adviser

NEOS Investment Management, LLC, located at 13 Riverside Ave, Westport, CT 06880 serves as the investment sub-adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide sub-advisory services to registered investment companies.

The Sub-Adviser was formed in 2022 and provides investment advisory services to exchange-traded funds, including the Fund. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, out of the fee the Adviser receives from the Fund.

A discussion regarding the basis for the Board’s renewal of the sub-advisory agreement with the Sub-Adviser will be available in the Annual Report for the Fund for the fiscal period ended November 30, 2023.

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Portfolio Managers

Garrett Paolella, Troy Cates and Ryan Houlton are primarily responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing the index investment strategy, and overseeing personnel at the Adviser who have more limited responsibilities.

Garrett Paolella has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Troy Cates has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Cates was an officer and portfolio manager at Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Ryan Houlton has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Houlton was head of trading and operations at Mirae Asset Global Investments and an operations manager at State Street.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

SHAREHOLDER INFORMATION

Determination of NAV

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time) on the NYSE.

The values of the Fund’s portfolio securities are based on the securities’ closing prices on their local principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Adviser, in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees of the Trust. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Buying and Selling Exchange-Traded Shares

Authorized Participants

The Fund issues and redeems Shares at NAV only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors

Individual Fund shares may only be bought and sold by investors including APs in the secondary market through a broker or dealer at a market price. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

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When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because the Fund’s shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the bid-ask spread). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website (www.kurvinvest.com).

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.

For More Information:

Existing Shareholders or Prospective Investors

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

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Dealers

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by the Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

DISTRIBUTIONS

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly.

The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

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Dividend Reinvestment Service

Brokers may make available the Depository Trust Company book-entry dividend reinvestment service to their customers who own Fund Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

TAX INFORMATION

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

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You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations as of the date of this Prospectus, no financial highlights information is available.

Information provided to or filed with the SEC by Underlying Issuer pursuant to the Exchange Act, including the financial statements of Underlying Issuer in its Form 10-K, can be located by reference to the SEC file number noted below through the SEC’s website at www.sec.gov:

Underlying Issuer	SEC File Number
BAC	1-6523

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PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters, or since inception, as applicable, can be found at the Fund’s website at www.kurvinvest.com.

Investment Adviser Kurv Investment Management LLC 1 Letterman Drive, Building C, Suite 3-500 San Francisco, CA 94129	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103
Sub-Adviser NEOS Investment Management, LLC 13 Riverside Ave Westport, CT 06880	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Custodian U.S. Bank, N.A. 1555 N. Rivercenter Drive, MK-WI-S302 Milwaukee, WI 53212	Legal Counsel Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington D.C., 20036
Distributor Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

DISCLAIMERS

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

ADDITIONAL INFORMATION

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. Information about the Fund can be reviewed on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. These documents and other information concerning the Trust also may be inspected at Three Canal Plaza, Suite 100, Portland, Maine 04101, (9 a.m. to 6 p.m. Eastern Time). You can also obtain information about the Fund by calling at no cost 1-833-955-KURV (5878).

Investment Company Act File No. 811-2364

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PROSPECTUS

October 18, 2023

Kurv Yield Premium Strategy Chevron (CVX) ETF (Ticker: CVXY) - Shares are not currently offered

Principal U.S. Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Kurv Yield Premium Strategy Chevron (CVX) ETF (TICKER: CVXY) - SUMMARY

Investment Objective

The Kurv Yield Premium Strategy Chevron (CVX) ETF (the “Fund”) seeks to provide current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Chevron Corporation (“CVX” or “Chevron”), subject to a limit on potential investment gains.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other Expenses are estimated for the Fund’s initial fiscal year.
(2)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$117	$366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Chevron Corporation (“CVX”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to CVX in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of CVX, subject to a limit on potential share price returns on CVX as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of CVX. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to CVX shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in CVX stock, either synthetically or through purchasing shares, the fund will hold positions in CVX options contracts as described below.

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For more information, see sections “The Fund’s Use of CVX Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in CVX. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in CVX’s stock price. The use of options in the Fund’s strategy will limit any share price gains in CVX but the Fund remains subject to all potential share price losses in CVX which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of CVX because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

CVX Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of CVX. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of CVX, which gives the Fund the right or obligation to receive or deliver shares of CVX on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of CVX.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to CVX, which allows the Fund to seek to participate in the changes, up or down, in the price of CVX’s stock.

●	Covered call writing (where CVX call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

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Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing CVX shares or creating a synthetic long position. To achieve a synthetic long exposure to CVX, the Fund buys CVX call options and, simultaneously, sells CVX put options to try to replicate the price movements of CVX. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of CVX for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on CVX to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own CVX, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the CVX call option contracts will limit the Fund’s participation in the appreciation in CVX’s stock price. If the stock price of CVX increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if CVX’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to CVX and the sold (short) CVX call positions) will limit the Fund’s participation in gains in the CVX stock price beyond a certain point.

When the Fund engages in covered call writing with respect to CVX, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase CVX on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in CVX.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on CVX as described above. This income made on the Fund’s options transactions will depend on the volatility of CVX and thus its price return. CVX stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of CVX directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs CVX

For the reasons stated above, the Fund’s performance will differ from that of CVX’s stock price. The performance differences will depend on, among other things, the price of CVX, changes in the price of the CVX options contracts the Fund has purchased and sold, the extent to which CVX owns shares directly and changes in the value of the fixed income securities in the portfolio.

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Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

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Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Chevron (CVX) ETF
Portfolio Holdings (All options are based on the value of CVX)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of CVX at the time of purchase) to provide exposure to positive price returns of CVX.

If the stock of CVX increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of CVX at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by CVX.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of CVX at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
CVX Shares	Shares of CVX	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

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The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to CVX’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of CVX.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by CVX over the call period. This means that if CVX experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform CVX over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Chevron Corporation

Chevron’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH CHEVRON CORPORATION

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to CVX. As of the date of the Prospectus, CVX is assigned to the oil and gas industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of CVX. The common stock of Chevron Corporation (CVX) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by CVX pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding CVX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

Chevron Risk. Chevron is exposed to market risks related to the price volatility of crude oil, refined products, natural gas liquids, natural gas, liquefied natural gas and refinery feedstocks. The company uses derivative commodity instruments to manage these exposures on a portion of its activity, including firm commitments and anticipated transactions for the purchase, sale and storage of crude oil, refined products, natural gas liquids, natural gas, liquefied natural gas and feedstock for company refineries. The company also uses derivative commodity instruments for limited trading purposes.

Chevron is exposed to the effects of changing commodity prices. Chevron is primarily in a commodities business that has a history of price volatility. The single largest variable that affects the company’s results of operations is the price of crude oil, which can be influenced by general economic conditions, industry inventory levels, technology advancements, production quotas or other actions that might be imposed by the Organization of Petroleum Exporting Countries (OPEC), weather-related damage and disruptions, competing fuel prices, and geopolitical risks. Chevron evaluates the risk of changing commodity prices as part of its business planning process. An investment in the company carries significant exposure to fluctuations in global crude oil prices.

The scope of Chevron’s business will decline if the company does not successfully develop resources. The company is in an extractive business; therefore, if it is not successful in replacing the crude oil and natural gas it produces with good prospects for future production or through acquisitions, the company’s business will decline. Creating and maintaining an inventory of projects depends on many factors, including obtaining and renewing rights to explore, develop and produce hydrocarbons; drilling success; ability to bring long-lead-time, capital-intensive projects to completion on budget and on schedule; and efficient and profitable operation of mature properties.

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The company’s operations could be disrupted by natural or human causes beyond its control. Chevron operates in both urban areas and remote and sometimes inhospitable regions. The company’s operations are therefore subject to disruption from natural or human causes beyond its control, including physical risks from hurricanes, severe storms, floods and other forms of severe weather, war, accidents, civil unrest, political events, fires, earthquakes, system failures, cyber threats and terrorist acts, any of which could result in suspension of operations or harm to people or the natural environment.

The company’s operations have inherent risks and hazards that require significant and continuous oversight. Chevron’s results depend on its ability to identify and mitigate the risks and hazards inherent to operating in the crude oil and natural gas industry. The company seeks to minimize these operational risks by carefully designing and building its facilities and conducting its operations in a safe and reliable manner. However, failure to manage these risks effectively could impair its ability to operate and result in unexpected incidents, including releases, explosions or mechanical failures resulting in personal injury, loss of life, environmental damage, loss of revenues, legal liability and/or disruption to operations.

Chevron’s business subjects the company to liability risks from litigation or government action. The company produces, transports, refines and markets materials with potential toxicity, and it purchases, handles and disposes of other potentially toxic materials in the course of its business. Chevron’s operations also produce byproducts, which may be considered pollutants.

The company is subject to various international and U.S. federal, state and local environmental, health and safety laws, regulations and market-based programs. These laws, regulations and programs continue to evolve and are expected to increase in both number and complexity over time and govern not only the manner in which the company conducts its operations, but also the products it sells. Consideration of environmental issues and the responses to those issues through international agreements and national, regional or state legislation or regulations are integrated into the company’s strategy and planning, capital investment reviews and risk management tools and processes, where applicable. They are also factored into the company’s long-range supply, demand and energy price forecasts. These forecasts reflect long-range effects from renewable fuel penetration, energy efficiency standards, climate-related policy actions, and demand response to oil and natural gas prices. In addition, legislation and regulations intended to address hydraulic fracturing also continue to evolve in many jurisdictions where the company operates.

The ultimate effect of international agreements and national, regional and state legislation and regulatory measures to limit GHG emissions on the company’s financial performance will depend on a number of factors including, among others, the sectors covered, the greenhouse gas emissions reductions required, the extent to which Chevron would be entitled to receive emission allowance allocations or would need to purchase compliance instruments on the open market or through auctions, the price and availability of emission allowances and credits, and the company’s ability to recover the costs incurred through the pricing of the company’s products.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of CVX above the exercise prices of the written options, but will continue to bear the risk of declines in the value of CVX. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

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The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the CVX above the exercise prices of such options, but will continue to bear the risk of declines in the value of the CVX. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

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●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with CVX. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

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New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by CVX over the call period. This means that if CVX experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform CVX over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by CVX over each call period, but has full exposure to any decreases in value experienced by CVX over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of CVX. The degree of participation in CVX gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of CVX, changes in interest rates, changes in the actual or perceived volatility of CVX and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of CVX changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of CVX. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the CVX will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by CVX. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

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Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (CVX), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance:

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Kurv Investment Management LLC

Sub-Adviser: NEOS Investment Management, LLC

Portfolio Managers: Garrett Paolella (since October, 2023), Troy Cates (since October, 2023) and Ryan Houlton (since October, 2023), each of whom is employed by the Sub-Adviser, serve as portfolio managers for the Fund.

Purchase and Sale of Fund Shares: The Fund is an ETF. Individual Shares of the Fund may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker-dealer at a market price. Because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (at a premium), at NAV or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.kurvinvest.com.

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Tax Information: The Fund’s distributions will be taxable to you, generally as ordinary income unless you are invested through a tax-advantaged arrangement, such as a 401(k) plan, IRA or other tax-advantaged account; in such cases, you may be subject to tax when assets are withdrawn from such tax-advantaged arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser and/or its related companies may pay the Intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Principal Investment Strategies

Kurv Yield Premium Strategy Chevron (CVX) ETF (the “Fund”) seeks current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of CVX, subject to a limit on potential investment gains.

The Fund’s investment objective can be changed by the Board of Trustees (the “Board”) of NEOS ETF Trust (the upon sixty days’ written notice to shareholders). An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore the Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board and written notice to shareholders.

Additional Information Regarding Investment Techniques and Policies:

Synthetic Exposure to Underlying Stock Price Returns

●	The Fund purchases call option contracts on the underlying stocks generally having one-month to one-year terms and strike prices equal to the then-current price of the underlying stocks at the time of the purchases to provide the Fund’s exposure to the upside price returns of the underlying stocks. As a buyer of call option contracts, the Fund pays a premium to the seller of the options contracts to obtain the right to participate in the price returns of the underlying stock beyond the strike price of the purchased call option contract at expiration (or earlier, if the Fund closes the option contract prior to expiration); and

●	The Fund simultaneously sells put option contracts on the underlying stock to help pay the premium of the purchased call option contracts on the underlying stocks described above. The Fund sells put option contracts that also generally have one-month to one-year terms and strike prices equal to the then-current price of the underlying stock at the time of the sales to provide the Fund exposure to the downside price returns of the underlying stock. As a seller of a put option contract, the Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation, if exercised, to purchase the underlying stock at the strike price if the buyer exercises the option contract.

●	The combination of the purchased call options and the sold put options provides the Fund with investment exposure equal to approximately 100% of underlying stock for the duration of the applicable options exposure.

Cash Exposure to Underlying Stock Price Returns

●	The Fund may purchase the underlying stock to gain long exposure.

Generating Monthly Income

●	The Fund sells call option contracts that are based on the value of underlying stock to generate income via option premiums. On a monthly basis or more frequently, the Fund will sell call option contracts on the underlying stock with expiration dates of approximately one-month to one-year terms at strike prices that are approximately equal to 5%-15% above the then-current share price of the underlying stock. By doing so, the Fund gives up the potential to fully participate in the underlying stock gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying stock is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying stock is greater than the strike price at the expiration of the option contract, the Fund will forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. This is to say, new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

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●	The Fund purchases short-dated fixed income instruments with maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Short-dated fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund’s sale of call option contracts to generate income limits the degree to which the Fund will participate in increases in stock price of the underlying stock. This means that if the underlying stock experiences an increase in stock price, the Fund will likely not experience that increase to the same extent (i.e., there is no participation beyond the level of the strike price of the sold call option contracts) and may result in the Fund significantly underperforming the underlying stock. The degree of participation in the underlying stock gains will depend on the strike price of the short call option contracts and prevailing market conditions, especially market volatility, at the time the Fund sells the call option contracts. The potential for upside returns on the underlying stock will also depend on whether the Fund fully “covers” its potential upside price return exposure to the underlying stock by virtue of its sold call option contracts. If the Fund fully covers the upside price return exposure to the underlying stock, the Fund’s potential upside to the underlying stock’s price returns will be completely capped at the sold call options’ strike price, meaning the Fund may forgo all price returns experienced by the underlying stock beyond the strike price. If the Fund partially covers its potential upside return exposure with the sold call option, the Fund will have muted returns beyond the strike price of the sold call option to the extent that the underlying stock’s share price appreciates beyond the strike price. If the fund holds shares of the underlying stock, stock dividend may also generate additional income.

The sale of call option contracts will offset losses experienced by an underlying stock only to the extent of premiums received from such sold call option contracts. The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

The Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the share price of the underlying stock, the volatility of the underlying stock, which influences short call prices, and the time remaining until the expiration date of the short call option contracts. The Fund’s synthetic long exposure strategy will effectively allow that portion of the Fund’s assets to move in synch with the daily changes in the underlying stock’s stock price.

However, the Fund’s participation in the potential upside in the underlying stock returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to the underlying stock obtained by the Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of the underlying stock. At any given time, there may be limited upside potential. If the price of the underlying stock is near or has exceeded the strike price of the Fund’s sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Exchange Traded Options Portfolio

The Fund purchases and sells a combination of call and put exchange traded options contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price.

FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

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The FLEX options in which the Fund may invest are all European style options (options that are exercisable only on the expiration date). The FLEX options are listed on the Chicago Board Options Exchange.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by the Board.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to CVX’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of CVX.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Chevron Risk. Chevron is exposed to market risks related to the price volatility of crude oil, refined products, natural gas liquids, natural gas, liquefied natural gas and refinery feedstocks. The company uses derivative commodity instruments to manage these exposures on a portion of its activity, including firm commitments and anticipated transactions for the purchase, sale and storage of crude oil, refined products, natural gas liquids, natural gas, liquefied natural gas and feedstock for company refineries. The company also uses derivative commodity instruments for limited trading purposes.

Chevron is exposed to the effects of changing commodity prices. Chevron is primarily in a commodities business that has a history of price volatility. The single largest variable that affects the company’s results of operations is the price of crude oil, which can be influenced by general economic conditions, industry inventory levels, technology advancements, production quotas or other actions that might be imposed by the Organization of Petroleum Exporting Countries (OPEC), weather-related damage and disruptions, competing fuel prices, and geopolitical risks. Chevron evaluates the risk of changing commodity prices as part of its business planning process. An investment in the company carries significant exposure to fluctuations in global crude oil prices.

The scope of Chevron’s business will decline if the company does not successfully develop resources. The company is in an extractive business; therefore, if it is not successful in replacing the crude oil and natural gas it produces with good prospects for future production or through acquisitions, the company’s business will decline. Creating and maintaining an inventory of projects depends on many factors, including obtaining and renewing rights to explore, develop and produce hydrocarbons; drilling success; ability to bring long-lead-time, capital-intensive projects to completion on budget and on schedule; and efficient and profitable operation of mature properties.

The company’s operations could be disrupted by natural or human causes beyond its control. Chevron operates in both urban areas and remote and sometimes inhospitable regions. The company’s operations are therefore subject to disruption from natural or human causes beyond its control, including physical risks from hurricanes, severe storms, floods and other forms of severe weather, war, accidents, civil unrest, political events, fires, earthquakes, system failures, cyber threats and terrorist acts, any of which could result in suspension of operations or harm to people or the natural environment.

The company’s operations have inherent risks and hazards that require significant and continuous oversight. Chevron’s results depend on its ability to identify and mitigate the risks and hazards inherent to operating in the crude oil and natural gas industry. The company seeks to minimize these operational risks by carefully designing and building its facilities and conducting its operations in a safe and reliable manner. However, failure to manage these risks effectively could impair its ability to operate and result in unexpected incidents, including releases, explosions or mechanical failures resulting in personal injury, loss of life, environmental damage, loss of revenues, legal liability and/or disruption to operations.

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Chevron’s business subjects the company to liability risks from litigation or government action. The company produces, transports, refines and markets materials with potential toxicity, and it purchases, handles and disposes of other potentially toxic materials in the course of its business. Chevron’s operations also produce byproducts, which may be considered pollutants.

The company is subject to various international and U.S. federal, state and local environmental, health and safety laws, regulations and market-based programs. These laws, regulations and programs continue to evolve and are expected to increase in both number and complexity over time and govern not only the manner in which the company conducts its operations, but also the products it sells. Consideration of environmental issues and the responses to those issues through international agreements and national, regional or state legislation or regulations are integrated into the company’s strategy and planning, capital investment reviews and risk management tools and processes, where applicable. They are also factored into the company’s long-range supply, demand and energy price forecasts. These forecasts reflect long-range effects from renewable fuel penetration, energy efficiency standards, climate-related policy actions, and demand response to oil and natural gas prices. In addition, legislation and regulations intended to address hydraulic fracturing also continue to evolve in many jurisdictions where the company operates.

The ultimate effect of international agreements and national, regional and state legislation and regulatory measures to limit GHG emissions on the company’s financial performance will depend on a number of factors including, among others, the sectors covered, the greenhouse gas emissions reductions required, the extent to which Chevron would be entitled to receive emission allowance allocations or would need to purchase compliance instruments on the open market or through auctions, the price and availability of emission allowances and credits, and the company’s ability to recover the costs incurred through the pricing of the company’s products.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of CVX above the exercise prices of the written options, but will continue to bear the risk of declines in the value of CVX. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of CVX above the exercise prices of such options, but will continue to bear the risk of declines in the value of CVX. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity failures or breaches by the Fund’s third party service providers (including, but not limited to, the adviser, the sub-adviser, distributor, custodian, transfer agent, and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

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Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with CVX. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund or ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund is exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the applicable underlying stock through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

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Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by CVX over the call period. This means that if CVX experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform CVX over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by CVX over each call period, but has full exposure to any decreases in value experienced by CVX over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of CVX. The degree of participation in CVX gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of CVX, changes in interest rates, changes in the actual or perceived volatility of CVX and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of CVX changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of CVX. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the CVX will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by CVX.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Energy Sector Risk. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures, and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters, as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (CVX), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

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Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser maintains a website for the Fund at www.kurvinvest.com. Among other things, this website includes the Fund’s prospectus and Statement of Additional Information (“SAI”), and includes the Fund’s holdings, the Fund’s last annual and semi-annual reports, pricing information about shares trading on the Exchange, updated performance information, premiums and discounts, and bid/ask spreads. The Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Fund prepares a report on Form N-PORT of its portfolio holdings as of the end of each month. The Fund’s annual and semi-annual reports are filed with the SEC within 60 days of the end of the reporting period and the Fund’s monthly portfolio holdings are filed with the SEC within 60 days after the end of each fiscal quarter. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the NEOS ETF Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the Fund’s SAI. Information on how to obtain the SAI is listed on the inside back cover of this prospectus.

FUND MANAGEMENT

Adviser

Kurv Investment Management LLC, located at 1 Letterman Drive, Building C, Suite 3-500, San Francisco, CA 94129 serves as the investment adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide investment advisory services to registered investment companies. In addition, Kurv Investment Management LLC developed the investment strategy for the Fund. Kurv Investment Management LLC is a wholly owned subsidiary of Kurv Investment, Inc.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance.

The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the business affairs of the Fund, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust. For the services the Adviser provides to the Fund, the Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) will not exceed 0.99% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

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Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. Shareholders will be notified of any sub-adviser changes.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser will be available in the Fund’s – Annual Report to Shareholders for the fiscal period ended November 30, 2023.

Sub-Adviser

NEOS Investment Management, LLC, located at 13 Riverside Ave, Westport, CT 06880 serves as the investment sub-adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide sub-advisory services to registered investment companies.

The Sub-Adviser was formed in 2022 and provides investment advisory services to exchange-traded funds, including the Fund. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, out of the fee the Adviser receives from the Fund.

A discussion regarding the basis for the Board’s renewal of the sub-advisory agreement with the Sub-Adviser will be available in the Annual Report for the Fund for the fiscal period ended November 30, 2023.

Portfolio Managers

Garrett Paolella, Troy Cates and Ryan Houlton are primarily responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing the index investment strategy, and overseeing personnel at the Adviser who have more limited responsibilities.

Garrett Paolella has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Troy Cates has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Cates was an officer and portfolio manager at Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Ryan Houlton has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Houlton was head of trading and operations at Mirae Asset Global Investments and an operations manager at State Street.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

SHAREHOLDER INFORMATION

Determination of NAV

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time) on the NYSE.

The values of the Fund’s portfolio securities are based on the securities’ closing prices on their local principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Adviser, in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees of the Trust. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

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Buying and Selling Exchange-Traded Shares

Authorized Participants

The Fund issues and redeems Shares at NAV only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors

Individual Fund shares may only be bought and sold by investors including APs in the secondary market through a broker or dealer at a market price. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because the Fund’s shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the bid-ask spread). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website (www.kurvinvest.com).

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

 24

In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.

For More Information:

Existing Shareholders or Prospective Investors

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Dealers

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by the Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

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DISTRIBUTIONS

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly.

The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Dividend Reinvestment Service

Brokers may make available the Depository Trust Company book-entry dividend reinvestment service to their customers who own Fund Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

TAX INFORMATION

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

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Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

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Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations as of the date of this Prospectus, no financial highlights information is available.

Information provided to or filed with the SEC by Underlying Issuer pursuant to the Exchange Act, including the financial statements of Underlying Issuer in its Form 10-K, can be located by reference to the SEC file number noted below through the SEC’s website at www.sec.gov:

Underlying Issuer	SEC File Number
CVX	001-00368

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters, or since inception, as applicable, can be found at the Fund’s website at www.kurvinvest.com.

Investment Adviser Kurv Investment Management LLC 1 Letterman Drive, Building C, Suite 3-500 San Francisco, CA 94129	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103
Sub-Adviser NEOS Investment Management, LLC 55 Post Road W Westport, CT 06880	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian	Legal Counsel
U.S. Bank, N.A. 1555 N. Rivercenter Drive, MK-WI-S302 Milwaukee, WI 53212	Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington D.C., 20036

Distributor
Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

DISCLAIMERS

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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ADDITIONAL INFORMATION

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. Information about the Fund can be reviewed on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. These documents and other information concerning the Trust also may be inspected at Three Canal Plaza, Suite 100, Portland, Maine 04101, (9 a.m. to 6 p.m. Eastern Time). You can also obtain information about the Fund by calling at no cost 1-833-955-KURV (5878).

Investment Company Act File No. 811-23645.

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PROSPECTUS

October 13, 2023

Kurv Yield Premium Strategy Ford (F) ETF (Ticker: FY)

Principal U.S. Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Kurv Yield Premium Strategy Ford (F) ETF (TICKER: FY) - SUMMARY

Investment Objective

The Kurv Yield Premium Strategy Ford (F) ETF (the “Fund”) seeks to provide current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Ford Motor Company (“F” or “Ford”), subject to a limit on potential investment gains.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other Expenses are estimated for the Fund’s initial fiscal year.
(2)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$117	$366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

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Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Ford Motor Company (“F”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to F in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of F, subject to a limit on potential share price returns on F as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of F. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to F shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in F stock, either synthetically or through purchasing shares, the fund will hold positions in F options contracts as described below.

For more information, see sections “The Fund’s Use of F Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in F. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in F’s stock price. The use of options in the Fund’s strategy will limit any share price gains in F but the Fund remains subject to all potential share price losses in F which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of F because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

F Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of F. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of F, which gives the Fund the right or obligation to receive or deliver shares of F on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of F.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to F, which allows the Fund to seek to participate in the changes, up or down, in the price of F’s stock.

●	Covered call writing (where F call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

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Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing F shares or creating a synthetic long position. To achieve a synthetic long exposure to F, the Fund buys F call options and, simultaneously, sells F put options to try to replicate the price movements of F. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of F for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on F to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own F, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the F call option contracts will limit the Fund’s participation in the appreciation in F’s stock price. If the stock price of F increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if F’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to F and the sold (short) F call positions) will limit the Fund’s participation in gains in the F stock price beyond a certain point.

When the Fund engages in covered call writing with respect to F, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase F on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in F.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on F as described above. This income made on the Fund’s options transactions will depend on the volatility of F and thus its price return. F stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of F directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs F

For the reasons stated above, the Fund’s performance will differ from that of F’s stock price. The performance differences will depend on, among other things, the price of F, changes in the price of the F options contracts the Fund has purchased and sold, the extent to which F owns shares directly and changes in the value of the fixed income securities in the portfolio.

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Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

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Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Ford (F) ETF
Portfolio Holdings (All options are based on the value of F)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of F at the time of purchase) to provide exposure to positive price returns of F.

If the stock of F increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of F at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by F.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of F at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
F Shares	Shares of F	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

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The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to F’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of F.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by F over the call period. This means that if F experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform F over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Ford Motor Company

Ford’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH FORD MOTOR COMPANY

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to F. As of the date of the Prospectus, F is assigned to the auto manufactures industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of F. The common stock of Ford Motor Company (F) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by F pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding F may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

Ford Risk. Ford’s financial condition and results of operations have been and may continue to be adversely affected by public health issues, including epidemics or pandemics such as COVID-19. Ford is highly dependent on its suppliers to deliver components in accordance with Ford’s production schedule, and a shortage of key components, such as semiconductors, or raw materials can disrupt Ford’s production of vehicles.

Ford’s long-term competitiveness depends on the successful execution of its electric vehicle initiative. Ford’s vehicles could be affected by defects that result in delays in new model launches, recall campaigns, or increased warranty costs.

Ford may not realize the anticipated benefits of existing or pending strategic alliances, joint ventures, acquisitions, divestitures, or new business strategies.

Operational systems, security systems, vehicles, and services could be affected by cyber incidents, ransomware attacks, and other disruptions. Ford’s production, as well as Ford’s suppliers’ production, could be disrupted by labor issues, natural or man-made disasters, financial distress, production difficulties, capacity limitations, or other factors. Ford’s ability to maintain a competitive cost structure could be affected by labor or other constraints.

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Ford’s results could be adversely affected by economic, geopolitical, protectionist trade policies, or other events, including tariffs.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of F above the exercise prices of the written options, but will continue to bear the risk of declines in the value of F. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the F above the exercise prices of such options, but will continue to bear the risk of declines in the value of the F. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with F. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by F over the call period. This means that if F experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform F over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by F over each call period, but has full exposure to any decreases in value experienced by F over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of F. The degree of participation in F gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of F, changes in interest rates, changes in the actual or perceived volatility of F and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of F changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of F. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the F will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by F. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

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Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Automotive Company Risk. The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to risks of the automotive sector. The automotive sector industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (F), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

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Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance:

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Kurv Investment Management LLC

Sub-Adviser: NEOS Investment Management, LLC

Portfolio Managers: Garrett Paolella (since October, 2023), Troy Cates (since October, 2023) and Ryan Houlton (since October, 2023), each of whom is employed by the Sub-Adviser, serve as portfolio managers for the Fund.

Purchase and Sale of Fund Shares: The Fund is an ETF. Individual Shares of the Fund may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker-dealer at a market price. Because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (at a premium), at NAV or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.kurvinvest.com.

Tax Information: The Fund’s distributions will be taxable to you, generally as ordinary income unless you are invested through a tax-advantaged arrangement, such as a 401(k) plan, IRA or other tax-advantaged account; in such cases, you may be subject to tax when assets are withdrawn from such tax-advantaged arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser and/or its related companies may pay the Intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Principal Investment Strategies

Kurv Yield Premium Strategy Ford (F) ETF (the “Fund”) seeks current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of F, subject to a limit on potential investment gains.

The Fund’s investment objective can be changed by the Board of Trustees (the “Board”) of NEOS ETF Trust (the upon sixty days’ written notice to shareholders). An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore the Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board and written notice to shareholders.

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Additional Information Regarding Investment Techniques and Policies:

Synthetic Exposure to Underlying Stock Price Returns

●	The Fund purchases call option contracts on the underlying stocks generally having one-month to one-year terms and strike prices equal to the then-current price of the underlying stocks at the time of the purchases to provide the Fund’s exposure to the upside price returns of the underlying stocks. As a buyer of call option contracts, the Fund pays a premium to the seller of the options contracts to obtain the right to participate in the price returns of the underlying stock beyond the strike price of the purchased call option contract at expiration (or earlier, if the Fund closes the option contract prior to expiration); and

●	The Fund simultaneously sells put option contracts on the underlying stock to help pay the premium of the purchased call option contracts on the underlying stocks described above. The Fund sells put option contracts that also generally have one- month to one-year terms and strike prices equal to the then-current price of the underlying stock at the time of the sales to provide the Fund exposure to the downside price returns of the underlying stock. As a seller of a put option contract, the Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation, if exercised, to purchase the underlying stock at the strike price if the buyer exercises the option contract.

●	The combination of the purchased call options and the sold put options provides the Fund with investment exposure equal to approximately 100% of underlying stock for the duration of the applicable options exposure.

Cash Exposure to Underlying Stock Price Returns

●	The Fund may purchase the underlying stock to gain long exposure.

Generating Monthly Income

●	The Fund sells call option contracts that are based on the value of underlying stock to generate income via option premiums. On a monthly basis or more frequently, the Fund will sell call option contracts on the underlying stock with expiration dates of approximately one-month to one-year terms at strike prices that are approximately equal to 5%-15% above the then-current share price of the underlying stock. By doing so, the Fund gives up the potential to fully participate in the underlying stock gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying stock is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying stock is greater than the strike price at the expiration of the option contract, the Fund will forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. This is to say, new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

●	The Fund purchases short-dated fixed income instruments with maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Short-dated fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund’s sale of call option contracts to generate income limits the degree to which the Fund will participate in increases in stock price of the underlying stock. This means that if the underlying stock experiences an increase in stock price, the Fund will likely not experience that increase to the same extent (i.e., there is no participation beyond the level of the strike price of the sold call option contracts) and may result in the Fund significantly underperforming the underlying stock. The degree of participation in the underlying stock gains will depend on the strike price of the short call option contracts and prevailing market conditions, especially market volatility, at the time the Fund sells the call option contracts. The potential for upside returns on the underlying stock will also depend on whether the Fund fully “covers” its potential upside price return exposure to the underlying stock by virtue of its sold call option contracts. If the Fund fully covers the upside price return exposure to the underlying stock, the Fund’s potential upside to the underlying stock’s price returns will be completely capped at the sold call options’ strike price, meaning the Fund may forgo all price returns experienced by the underlying stock beyond the strike price. If the Fund partially covers its potential upside return exposure with the sold call option, the Fund will have muted returns beyond the strike price of the sold call option to the extent that the underlying stock’s share price appreciates beyond the strike price. If the fund holds shares of the underlying stock, stock dividend may also generate additional income.

The sale of call option contracts will offset losses experienced by an underlying stock only to the extent of premiums received from such sold call option contracts. The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

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There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

The Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the share price of the underlying stock, the volatility of the underlying stock, which influences short call prices, and the time remaining until the expiration date of the short call option contracts. The Fund’s synthetic long exposure strategy will effectively allow that portion of the Fund’s assets to move in synch with the daily changes in the underlying stock’s stock price.

However, the Fund’s participation in the potential upside in the underlying stock returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to the underlying stock obtained by the Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of the underlying stock. At any given time, there may be limited upside potential. If the price of the underlying stock is near or has exceeded the strike price of the Fund’s sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Exchange Traded Options Portfolio

The Fund purchases and sells a combination of call and put exchange traded options contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price.

FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX options in which the Fund may invest are all European style options (options that are exercisable only on the expiration date). The FLEX options are listed on the Chicago Board Options Exchange.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by the Board.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to F’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of F.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Ford Risk. Ford’s financial condition and results of operations have been and may continue to be adversely affected by public health issues, including epidemics or pandemics such as COVID-19. Ford is highly dependent on its suppliers to deliver components in accordance with Ford’s production schedule, and a shortage of key components, such as semiconductors, or raw materials can disrupt Ford’s production of vehicles.

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Ford’s long-term competitiveness depends on the successful execution of its electric vehicle initiative. Ford’s vehicles could be affected by defects that result in delays in new model launches, recall campaigns, or increased warranty costs.

Ford may not realize the anticipated benefits of existing or pending strategic alliances, joint ventures, acquisitions, divestitures, or new business strategies.

Operational systems, security systems, vehicles, and services could be affected by cyber incidents, ransomware attacks, and other disruptions. Ford’s production, as well as Ford’s suppliers’ production, could be disrupted by labor issues, natural or man-made disasters, financial distress, production difficulties, capacity limitations, or other factors. Ford’s ability to maintain a competitive cost structure could be affected by labor or other constraints.

Ford’s results could be adversely affected by economic, geopolitical, protectionist trade policies, or other events, including tariffs.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of F above the exercise prices of the written options, but will continue to bear the risk of declines in the value of F. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of F above the exercise prices of such options, but will continue to bear the risk of declines in the value of F. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity failures or breaches by the Fund’s third party service providers (including, but not limited to, the adviser, the sub-adviser, distributor, custodian, transfer agent, and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

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Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with F. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund or ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund is exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the applicable underlying stock through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by F over the call period. This means that if F experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform F over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by F over each call period, but has full exposure to any decreases in value experienced by F over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of F. The degree of participation in F gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of F, changes in interest rates, changes in the actual or perceived volatility of F and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of F changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of F. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the F will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by F.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Automotive Company Risk. The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to risks of the automotive sector. The automotive sector industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (F), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

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Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser maintains a website for the Fund at www.kurvinvest.com. Among other things, this website includes the Fund’s prospectus and Statement of Additional Information (“SAI”), and includes the Fund’s holdings, the Fund’s last annual and semi-annual reports, pricing information about shares trading on the Exchange, updated performance information, premiums and discounts, and bid/ask spreads. The Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Fund prepares a report on Form N-PORT of its portfolio holdings as of the end of each month. The Fund’s annual and semi-annual reports are filed with the SEC within 60 days of the end of the reporting period and the Fund’s monthly portfolio holdings are filed with the SEC within 60 days after the end of each fiscal quarter. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the NEOS ETF Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the Fund’s SAI. Information on how to obtain the SAI is listed on the inside back cover of this prospectus.

FUND MANAGEMENT

Adviser

Kurv Investment Management LLC, located at 1 Letterman Drive, Building C, Suite 3-500, San Francisco, CA 94129 serves as the investment adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide investment advisory services to registered investment companies. In addition, Kurv Investment Management LLC developed the investment strategy for the Fund. Kurv Investment Management LLC is a wholly owned subsidiary of Kurv Investment, Inc.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance.

The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the business affairs of the Fund, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust. For the services the Adviser provides to the Fund, the Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) will not exceed 0.99% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. Shareholders will be notified of any sub-adviser changes.

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A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser will be available in the Fund’s – Annual Report to Shareholders for the fiscal period ended November 30, 2023.

Sub-Adviser

NEOS Investment Management, LLC, located at 13 Riverside Ave, Westport, CT 06880 serves as the investment sub-adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide sub-advisory services to registered investment companies.

The Sub-Adviser was formed in 2022 and provides investment advisory services to exchange-traded funds, including the Fund. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, out of the fee the Adviser receives from the Fund.

A discussion regarding the basis for the Board’s renewal of the sub-advisory agreement with the Sub-Adviser will be available in the Annual Report for the Fund for the fiscal period ended November 30, 2023.

Portfolio Managers

Garrett Paolella, Troy Cates and Ryan Houlton are primarily responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing the index investment strategy, and overseeing personnel at the Adviser who have more limited responsibilities.

Garrett Paolella has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Troy Cates has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Cates was an officer and portfolio manager at Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Ryan Houlton has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Houlton was head of trading and operations at Mirae Asset Global Investments and an operations manager at State Street.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

SHAREHOLDER INFORMATION

Determination of NAV

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time) on the NYSE.

The values of the Fund’s portfolio securities are based on the securities’ closing prices on their local principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Adviser, in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees of the Trust. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

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Buying and Selling Exchange-Traded Shares

Authorized Participants

The Fund issues and redeems Shares at NAV only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors

Individual Fund shares may only be bought and sold by investors including APs in the secondary market through a broker or dealer at a market price. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because the Fund’s shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the bid-ask spread). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website (www.kurvinvest.com).

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.

For More Information:

Existing Shareholders or Prospective Investors

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Dealers

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by the Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

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DISTRIBUTIONS

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly.

The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Dividend Reinvestment Service

Brokers may make available the Depository Trust Company book-entry dividend reinvestment service to their customers who own Fund Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

TAX INFORMATION

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

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Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

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Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations as of the date of this Prospectus, no financial highlights information is available.

Information provided to or filed with the SEC by Underlying Issuer pursuant to the Exchange Act, including the financial statements of Underlying Issuer in its Form 10-K, can be located by reference to the SEC file number noted below through the SEC’s website at www.sec.gov:

Underlying Issuer	SEC File Number
F	1-3950

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters, or since inception, as applicable, can be found at the Fund’s website at www.kurvinvest.com.

Investment Adviser Kurv Investment Management LLC 1 Letterman Drive, Building C, Suite 3-500 San Francisco, CA 94129	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103

Sub-Adviser NEOS Investment Management, LLC 13 Riverside Ave Westport, CT 06880	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian	Legal Counsel
U.S. Bank, N.A. 1555 N. Rivercenter Drive, MK-WI-S302 Milwaukee, WI 53212	Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington D.C., 20036

Distributor
Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

DISCLAIMERS

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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ADDITIONAL INFORMATION

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. Information about the Fund can be reviewed on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. These documents and other information concerning the Trust also may be inspected at Three Canal Plaza, Suite 100, Portland, Maine 04101, (9 a.m. to 6 p.m. Eastern Time). You can also obtain information about the Fund by calling at no cost 1-833-955-KURV (5878).

Investment Company Act File No. 811-23645.

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PROSPECTUS

October 18, 2023

Kurv Yield Premium Strategy Coca Cola (KO) ETF (Ticker: KOY) - Shares are not currently offered

Principal U.S. Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Kurv Yield Premium Strategy Coca Cola (KO) ETF (TICKER: KOY) - SUMMARY

Investment Objective

The Kurv Yield Premium Strategy Coca Cola (KO) ETF (the “Fund”) seeks to provide current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of The Coca Cola Company (“KO” or “Coca Cola”), subject to a limit on potential investment gains.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other Expenses are estimated for the Fund’s initial fiscal year.
(2)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$117	$366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

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Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of The Coca Cola Company (“KO”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to KO in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of KO, subject to a limit on potential share price returns on KO as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of KO. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to KO shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in KO stock, either synthetically or through purchasing shares, the fund will hold positions in KO options contracts as described below.

For more information, see sections “The Fund’s Use of KO Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in KO. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in KO’s stock price. The use of options in the Fund’s strategy will limit any share price gains in KO but the Fund remains subject to all potential share price losses in KO which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of KO because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

KO Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of KO. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of KO, which gives the Fund the right or obligation to receive or deliver shares of KO on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of KO.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to KO, which allows the Fund to seek to participate in the changes, up or down, in the price of KO’s stock.

●	Covered call writing (where KO call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

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Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing KO shares or creating a synthetic long position. To achieve a synthetic long exposure to KO, the Fund buys KO call options and, simultaneously, sells KO put options to try to replicate the price movements of KO. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of KO for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on KO to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own KO, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the KO call option contracts will limit the Fund’s participation in the appreciation in KO’s stock price. If the stock price of KO increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if KO’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to KO and the sold (short) KO call positions) will limit the Fund’s participation in gains in the KO stock price beyond a certain point.

When the Fund engages in covered call writing with respect to KO, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase KO on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in KO.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on KO as described above. This income made on the Fund’s options transactions will depend on the volatility of KO and thus its price return. KO stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of KO directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs KO

For the reasons stated above, the Fund’s performance will differ from that of KO’s stock price. The performance differences will depend on, among other things, the price of KO, changes in the price of the KO options contracts the Fund has purchased and sold, the extent to which KO owns shares directly and changes in the value of the fixed income securities in the portfolio.

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Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

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Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Coca Cola (KO) ETF
Portfolio Holdings (All options are based on the value of KO)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of KO at the time of purchase) to provide exposure to positive price returns of KO.

If the stock of KO increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of KO at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by KO.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of KO at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
KO Shares	Shares of KO	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

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The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to KO’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of KO.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by KO over the call period. This means that if KO experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform KO over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

The Coca Cola Company

Coca Cola’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH THE COCA COLA COMPANY

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to KO. As of the date of the Prospectus, KO is assigned to the beverage (non-alcoholic) industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of KO. The common stock of The Coca Cola Company (KO) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by KO pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding KO may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

Coca Cola Risk. The Coca-Cola Company is the world’s largest beverage company. It owns or licenses and markets more than 500 nonalcoholic beverage brands, primarily sparkling beverages but also a variety of still beverages such as waters, enhanced waters, juices and juice drinks, ready-to-drink teas and coffees, and energy and sports drinks.  Negative publicity resulting from actual or threatened legal actions against the company or other companies in its industry relating to the marketing, labeling or sale of sugar-sweetened beverages may reduce demand for or increase the cost of its sugar-sweetened beverages, which could adversely affect the company’s profitability.

Water is a main ingredient in substantially all of Coca-Cola products, is vital to the production of the agricultural ingredients on which its business relies and is needed in its manufacturing process.

Consumer preferences are evolving rapidly as a result of, among other things, health and nutrition considerations, especially the perceived undesirability of artificial ingredients and obesity concerns; shifting consumer demographics, including aging populations; changes in consumer tastes and needs; changes in consumer lifestyles; and competitive product and pricing pressures. If Coca-Cola does not successfully anticipate these changing consumer preferences or fail to address them by timely developing new products or product extensions through innovation, its share of sales, volume growth and overall financial results could be negatively affected.

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Public debate and concern about perceived negative health consequences of certain ingredients in Coca-Cola’s beverage products, such as non-nutritive sweeteners and biotechnology-derived substances; substances that are present in its beverage products naturally or that occur as a result of the manufacturing process, such as 4-methylimidazole, or 4-MEI (a chemical compound that is formed during the manufacturing of certain types of caramel coloring used in cola-type beverages); or substances used in packaging materials, such as bisphenol A, or BPA (an odorless, tasteless food-grade chemical commonly used in the food and beverage industries as a component in the coating of the interior of cans), may affect consumers’ preferences and cause them to shift away from some of its beverage products.

Increases or decreases in the value of the U.S. dollar against other currencies affect Coca-Cola’s net operating revenues, operating income and the value of balance sheet items denominated in foreign currencies. Because of the geographic diversity of its operations, weaknesses in some currencies might be offset by strengths in others over time.

Climate change may have a long-term adverse impact on Coca-Cola’s business and results of operations.

If negative publicity, even if unwarranted, related to product safety or quality, human and workplace rights, obesity or other issues damages Coca-Cola’s brand image and corporate reputation, its business may suffer.

Changes in, or failure to comply with, the laws and regulations applicable to Coca-Cola products or its business operations could increase its costs or reduce its net operating revenues.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of KO above the exercise prices of the written options, but will continue to bear the risk of declines in the value of KO. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the KO above the exercise prices of such options, but will continue to bear the risk of declines in the value of the KO. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

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Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

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Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with KO. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

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Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by KO over the call period. This means that if KO experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform KO over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by KO over each call period, but has full exposure to any decreases in value experienced by KO over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of KO. The degree of participation in KO gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of KO, changes in interest rates, changes in the actual or perceived volatility of KO and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of KO changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of KO. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the KO will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by KO. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Beverage Sector Risk. Companies in the beverage industry are very competitive and subject to a number of risks. Demographic and product trends, changing consumer preferences, nutritional and health-related concerns, competitive pricing, marketing campaigns, environmental factors, adverse changes in general economic conditions, government regulation, food inspection and processing control, consumer boycotts, risks of product tampering, product liability claims, and the availability and expense of liability insurance can affect the demand for, and success of, such companies’ products in the marketplace.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (KO), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

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US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance:

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Kurv Investment Management LLC

Sub-Adviser: NEOS Investment Management, LLC

Portfolio Managers: Garrett Paolella (since October, 2023), Troy Cates (since October, 2023) and Ryan Houlton (since October, 2023), each of whom is employed by the Sub-Adviser, serve as portfolio managers for the Fund.

Purchase and Sale of Fund Shares: The Fund is an ETF. Individual Shares of the Fund may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker-dealer at a market price. Because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (at a premium), at NAV or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.kurvinvest.com.

Tax Information: The Fund’s distributions will be taxable to you, generally as ordinary income unless you are invested through a tax-advantaged arrangement, such as a 401(k) plan, IRA or other tax-advantaged account; in such cases, you may be subject to tax when assets are withdrawn from such tax-advantaged arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser and/or its related companies may pay the Intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Principal Investment Strategies

Kurv Yield Premium Strategy Coca Cola (KO) ETF (the “Fund”) seeks current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of KO, subject to a limit on potential investment gains.

The Fund’s investment objective can be changed by the Board of Trustees (the “Board”) of NEOS ETF Trust (the upon sixty days’ written notice to shareholders). An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore the Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board and written notice to shareholders.

Additional Information Regarding Investment Techniques and Policies:

Synthetic Exposure to Underlying Stock Price Returns

●	The Fund purchases call option contracts on the underlying stocks generally having one-month to one-year terms and strike prices equal to the then-current price of the underlying stocks at the time of the purchases to provide the Fund’s exposure to the upside price returns of the underlying stocks. As a buyer of call option contracts, the Fund pays a premium to the seller of the options contracts to obtain the right to participate in the price returns of the underlying stock beyond the strike price of the purchased call option contract at expiration (or earlier, if the Fund closes the option contract prior to expiration); and

●	The Fund simultaneously sells put option contracts on the underlying stock to help pay the premium of the purchased call option contracts on the underlying stocks described above. The Fund sells put option contracts that also generally have one- month to one-year terms and strike prices equal to the then-current price of the underlying stock at the time of the sales to provide the Fund exposure to the downside price returns of the underlying stock. As a seller of a put option contract, the Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation, if exercised, to purchase the underlying stock at the strike price if the buyer exercises the option contract.

●	The combination of the purchased call options and the sold put options provides the Fund with investment exposure equal to approximately 100% of underlying stock for the duration of the applicable options exposure.

Cash Exposure to Underlying Stock Price Returns

●	The Fund may purchase the underlying stock to gain long exposure.

Generating Monthly Income

●	The Fund sells call option contracts that are based on the value of underlying stock to generate income via option premiums. On a monthly basis or more frequently, the Fund will sell call option contracts on the underlying stock with expiration dates of approximately one-month to one-year terms at strike prices that are approximately equal to 5%-15% above the then-current share price of the underlying stock. By doing so, the Fund gives up the potential to fully participate in the underlying stock gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying stock is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying stock is greater than the strike price at the expiration of the option contract, the Fund will forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. This is to say, new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

●	The Fund purchases short-dated fixed income instruments with maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Short-dated fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund’s sale of call option contracts to generate income limits the degree to which the Fund will participate in increases in stock price of the underlying stock. This means that if the underlying stock experiences an increase in stock price, the Fund will likely not experience that increase to the same extent (i.e., there is no participation beyond the level of the strike price of the sold call option contracts) and may result in the Fund significantly underperforming the underlying stock. The degree of participation in the underlying stock gains will depend on the strike price of the short call option contracts and prevailing market conditions, especially market volatility, at the time the Fund sells the call option contracts. The potential for upside returns on the underlying stock will also depend on whether the Fund fully “covers” its potential upside price return exposure to the underlying stock by virtue of its sold call option contracts. If the Fund fully covers the upside price return exposure to the underlying stock, the Fund’s potential upside to the underlying stock’s price returns will be completely capped at the sold call options’ strike price, meaning the Fund may forgo all price returns experienced by the underlying stock beyond the strike price. If the Fund partially covers its potential upside return exposure with the sold call option, the Fund will have muted returns beyond the strike price of the sold call option to the extent that the underlying stock’s share price appreciates beyond the strike price. If the fund holds shares of the underlying stock, stock dividend may also generate additional income.

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The sale of call option contracts will offset losses experienced by an underlying stock only to the extent of premiums received from such sold call option contracts. The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

The Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the share price of the underlying stock, the volatility of the underlying stock, which influences short call prices, and the time remaining until the expiration date of the short call option contracts. The Fund’s synthetic long exposure strategy will effectively allow that portion of the Fund’s assets to move in synch with the daily changes in the underlying stock’s stock price.

However, the Fund’s participation in the potential upside in the underlying stock returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to the underlying stock obtained by the Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of the underlying stock. At any given time, there may be limited upside potential. If the price of the underlying stock is near or has exceeded the strike price of the Fund’s sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Exchange Traded Options Portfolio

The Fund purchases and sells a combination of call and put exchange traded options contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price.

FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX options in which the Fund may invest are all European style options (options that are exercisable only on the expiration date). The FLEX options are listed on the Chicago Board Options Exchange.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by the Board.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

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The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to KO’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of KO.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Coca Cola Risk. The Coca-Cola Company is the world’s largest beverage company. It owns or licenses and markets more than 500 nonalcoholic beverage brands, primarily sparkling beverages but also a variety of still beverages such as waters, enhanced waters, juices and juice drinks, ready-to-drink teas and coffees, and energy and sports drinks.  Negative publicity resulting from actual or threatened legal actions against the company or other companies in its industry relating to the marketing, labeling or sale of sugar-sweetened beverages may reduce demand for or increase the cost of its sugar-sweetened beverages, which could adversely affect the company’s profitability.

Water is a main ingredient in substantially all of Coca-Cola products, is vital to the production of the agricultural ingredients on which its business relies and is needed in its manufacturing process.

Consumer preferences are evolving rapidly as a result of, among other things, health and nutrition considerations, especially the perceived undesirability of artificial ingredients and obesity concerns; shifting consumer demographics, including aging populations; changes in consumer tastes and needs; changes in consumer lifestyles; and competitive product and pricing pressures. If Coca-Cola does not successfully anticipate these changing consumer preferences or fail to address them by timely developing new products or product extensions through innovation, its share of sales, volume growth and overall financial results could be negatively affected.

Public debate and concern about perceived negative health consequences of certain ingredients in Coca-Cola’s beverage products, such as non-nutritive sweeteners and biotechnology-derived substances; substances that are present in its beverage products naturally or that occur as a result of the manufacturing process, such as 4-methylimidazole, or 4-MEI (a chemical compound that is formed during the manufacturing of certain types of caramel coloring used in cola-type beverages); or substances used in packaging materials, such as bisphenol A, or BPA (an odorless, tasteless food-grade chemical commonly used in the food and beverage industries as a component in the coating of the interior of cans), may affect consumers’ preferences and cause them to shift away from some of its beverage products.

Increases or decreases in the value of the U.S. dollar against other currencies affect Coca-Cola’s net operating revenues, operating income and the value of balance sheet items denominated in foreign currencies. Because of the geographic diversity of its operations, weaknesses in some currencies might be offset by strengths in others over time.

Climate change may have a long-term adverse impact on Coca-Cola’s business and results of operations.

If negative publicity, even if unwarranted, related to product safety or quality, human and workplace rights, obesity or other issues damages Coca-Cola’s brand image and corporate reputation, its business may suffer.

Changes in, or failure to comply with, the laws and regulations applicable to Coca-Cola products or its business operations could increase its costs or reduce its net operating revenues.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of KO above the exercise prices of the written options, but will continue to bear the risk of declines in the value of KO. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

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The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of KO above the exercise prices of such options, but will continue to bear the risk of declines in the value of KO. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity failures or breaches by the Fund’s third party service providers (including, but not limited to, the adviser, the sub-adviser, distributor, custodian, transfer agent, and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

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The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with KO. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund or ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

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Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund is exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the applicable underlying stock through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by KO over the call period. This means that if KO experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform KO over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by KO over each call period, but has full exposure to any decreases in value experienced by KO over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of KO. The degree of participation in KO gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of KO, changes in interest rates, changes in the actual or perceived volatility of KO and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of KO changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of KO. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the KO will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by KO.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Beverage Sector Risk. Companies in the beverage industry are very competitive and subject to a number of risks. Demographic and product trends, changing consumer preferences, nutritional and health-related concerns, competitive pricing, marketing campaigns, environmental factors, adverse changes in general economic conditions, government regulation, food inspection and processing control, consumer boycotts, risks of product tampering, product liability claims, and the availability and expense of liability insurance can affect the demand for, and success of, such companies’ products in the marketplace.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (KO), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

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Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser maintains a website for the Fund at www.kurvinvest.com. Among other things, this website includes the Fund’s prospectus and Statement of Additional Information (“SAI”), and includes the Fund’s holdings, the Fund’s last annual and semi-annual reports, pricing information about shares trading on the Exchange, updated performance information, premiums and discounts, and bid/ask spreads. The Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Fund prepares a report on Form N-PORT of its portfolio holdings as of the end of each month. The Fund’s annual and semi-annual reports are filed with the SEC within 60 days of the end of the reporting period and the Fund’s monthly portfolio holdings are filed with the SEC within 60 days after the end of each fiscal quarter. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the NEOS ETF Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the Fund’s SAI. Information on how to obtain the SAI is listed on the inside back cover of this prospectus.

FUND MANAGEMENT

Adviser

Kurv Investment Management LLC, located at 1 Letterman Drive, Building C, Suite 3-500, San Francisco, CA 94129 serves as the investment adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide investment advisory services to registered investment companies. In addition, Kurv Investment Management LLC developed the investment strategy for the Fund. Kurv Investment Management LLC is a wholly owned subsidiary of Kurv Investment, Inc.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance.

The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the business affairs of the Fund, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust. For the services the Adviser provides to the Fund, the Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund.

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Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) will not exceed 0.99% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. Shareholders will be notified of any sub-adviser changes.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser will be available in the Fund’s – Annual Report to Shareholders for the fiscal period ended November 30, 2023.

Sub-Adviser

NEOS Investment Management, LLC, located at 13 Riverside Ave, Westport, CT 06880 serves as the investment sub-adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide sub-advisory services to registered investment companies.

The Sub-Adviser was formed in 2022 and provides investment advisory services to exchange-traded funds, including the Fund. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, out of the fee the Adviser receives from the Fund.

A discussion regarding the basis for the Board’s renewal of the sub-advisory agreement with the Sub-Adviser will be available in the Annual Report for the Fund for the fiscal period ended November 30, 2023.

Portfolio Managers

Garrett Paolella, Troy Cates and Ryan Houlton are primarily responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing the index investment strategy, and overseeing personnel at the Adviser who have more limited responsibilities.

Garrett Paolella has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Troy Cates has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Cates was an officer and portfolio manager at Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Ryan Houlton has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Houlton was head of trading and operations at Mirae Asset Global Investments and an operations manager at State Street.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

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SHAREHOLDER INFORMATION

Determination of NAV

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time) on the NYSE.

The values of the Fund’s portfolio securities are based on the securities’ closing prices on their local principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Adviser, in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees of the Trust. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Buying and Selling Exchange-Traded Shares

Authorized Participants

The Fund issues and redeems Shares at NAV only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors

Individual Fund shares may only be bought and sold by investors including APs in the secondary market through a broker or dealer at a market price. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because the Fund’s shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the bid-ask spread). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website (www.kurvinvest.com).

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

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Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.

For More Information:

Existing Shareholders or Prospective Investors

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Dealers

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

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Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by the Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

DISTRIBUTIONS

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly.

The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Dividend Reinvestment Service

Brokers may make available the Depository Trust Company book-entry dividend reinvestment service to their customers who own Fund Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

TAX INFORMATION

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

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As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

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Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations as of the date of this Prospectus, no financial highlights information is available.

Information provided to or filed with the SEC by Underlying Issuer pursuant to the Exchange Act, including the financial statements of Underlying Issuer in its Form 10-K, can be located by reference to the SEC file number noted below through the SEC’s website at www.sec.gov:

Underlying Issuer	SEC File Number
KO	001-02217

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters, or since inception, as applicable, can be found at the Fund’s website at www.kurvinvest.com.

Investment Adviser Kurv Investment Management LLC 1 Letterman Drive, Building C, Suite 3-500 San Francisco, CA 94129	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103

Sub-Adviser NEOS Investment Management, LLC 13 Riverside Ave Westport, CT 06880	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian	Legal Counsel
U.S. Bank, N.A. 1555 N. Rivercenter Drive, MK-WI-S302 Milwaukee, WI 53212	Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington D.C., 20036

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Distributor
Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

DISCLAIMERS

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

ADDITIONAL INFORMATION

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. Information about the Fund can be reviewed on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. These documents and other information concerning the Trust also may be inspected at Three Canal Plaza, Suite 100, Portland, Maine 04101, (9 a.m. to 6 p.m. Eastern Time). You can also obtain information about the Fund by calling at no cost 1-833-955-KURV (5878).

Investment Company Act File No. 811-23645.

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PROSPECTUS

October 18, 2023

Kurv Yield Premium Strategy Meta (META) ETF (Ticker: METP) - Shares are not currently offered

Principal U.S. Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Kurv Yield Premium Strategy Meta (META) ETF (TICKER: METP) - SUMMARY

Investment Objective

The Kurv Yield Premium Strategy Meta (META) ETF (the “Fund”) seeks to provide current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Meta Platforms, Inc. (“META” or “Meta”), subject to a limit on potential investment gains.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other Expenses are estimated for the Fund’s initial fiscal year.
(2)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$117	$366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Meta Platforms, Inc. (“META”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to META in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of META, subject to a limit on potential share price returns on META as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of META. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to META shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in META stock, either synthetically or through purchasing shares, the fund will hold positions in META options contracts as described below.

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For more information, see sections “The Fund’s Use of META Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in META. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in META’s stock price. The use of options in the Fund’s strategy will limit any share price gains in META but the Fund remains subject to all potential share price losses in META which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of META because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

META Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of META. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of META, which gives the Fund the right or obligation to receive or deliver shares of META on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of META.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to META, which allows the Fund to seek to participate in the changes, up or down, in the price of META’s stock.

●	Covered call writing (where META call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

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Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing META shares or creating a synthetic long position. To achieve a synthetic long exposure to META, the Fund buys META call options and, simultaneously, sells META put options to try to replicate the price movements of META. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of META for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on META to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own META, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the META call option contracts will limit the Fund’s participation in the appreciation in META’s stock price. If the stock price of META increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if META’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to META and the sold (short) META call positions) will limit the Fund’s participation in gains in the META stock price beyond a certain point.

When the Fund engages in covered call writing with respect to META, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase META on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in META.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on META as described above. This income made on the Fund’s options transactions will depend on the volatility of META and thus its price return. META stock, although other factors, including interest rates, will also impact the level of income.
●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of META directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs META

For the reasons stated above, the Fund’s performance will differ from that of META’s stock price. The performance differences will depend on, among other things, the price of META, changes in the price of the META options contracts the Fund has purchased and sold, the extent to which META owns shares directly and changes in the value of the fixed income securities in the portfolio.

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Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

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Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Meta (META) ETF
Portfolio Holdings (All options are based on the value of META)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of META at the time of purchase) to provide exposure to positive price returns of META.

If the stock of META increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of META at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by META.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of META at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
META Shares	Shares of META	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

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The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to META’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of META.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by META over the call period. This means that if META experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform META over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Meta Platforms, Inc.

Meta’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH META PLATFORMS, INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to META. As of the date of the Prospectus, META is assigned to the internet content and information industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of META. The common stock of Meta Platforms, Inc. (META) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by META pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding META may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

Meta Risk. META’s business is subject to a number of risks, including risks that may prevent it from achieving its business objectives or may adversely affect its business, financial condition, results of operations, cash flows, and prospects. These risks include its ability to add and retain users and maintain levels of user engagement with its products; the loss of, or reduction in spending by, its marketers; reduced availability of data signals used by its ad targeting and measurement tools; ineffective operation with mobile operating systems or changes in its relationships with mobile operating system partners; and failure of its new products, or changes to its existing products, to attract or retain users or generate revenue.

Meta is subject to risks related to its business operations and financial results including the COVID-19 pandemic, including its impact on its advertising business; its ability to compete effectively;  unfavorable media coverage and other risks affecting its ability to maintain and enhance its brands; volatile or slower user and revenue growth rates in the future; acquisitions and its ability to successfully integrate its acquisitions; its ability to build, maintain, and scale its technical infrastructure, and risks associated with disruptions in its service; operating its business in multiple countries around the world; and litigation, including class action lawsuits.

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Meta is also subject to risks related to government regulation and enforcement including government restrictions on access to Facebook or its other products, or other actions that impair its ability to sell advertising, in their countries and complex and evolving U.S. and foreign privacy, data use and data protection, content, competition, consumer protection, and other laws and regulations.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of META above the exercise prices of the written options, but will continue to bear the risk of declines in the value of META. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the META above the exercise prices of such options, but will continue to bear the risk of declines in the value of the META. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with META. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by META over the call period. This means that if META experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform META over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by META over each call period, but has full exposure to any decreases in value experienced by META over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of META. The degree of participation in META gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of META, changes in interest rates, changes in the actual or perceived volatility of META and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of META changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of META. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the META will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by META. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Information Technology Sector Risk. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (META), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

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Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance:

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Kurv Investment Management LLC

Sub-Adviser: NEOS Investment Management, LLC

Portfolio Managers: Garrett Paolella (since October, 2023), Troy Cates (since October, 2023) and Ryan Houlton (since October, 2023), each of whom is employed by the Sub-Adviser, serve as portfolio managers for the Fund.

Purchase and Sale of Fund Shares: The Fund is an ETF. Individual Shares of the Fund may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker-dealer at a market price. Because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (at a premium), at NAV or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.kurvinvest.com.

Tax Information: The Fund’s distributions will be taxable to you, generally as ordinary income unless you are invested through a tax-advantaged arrangement, such as a 401(k) plan, IRA or other tax-advantaged account; in such cases, you may be subject to tax when assets are withdrawn from such tax-advantaged arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser and/or its related companies may pay the Intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Principal Investment Strategies

Kurv Yield Premium Strategy Meta (META) ETF (the “Fund”) seeks current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of META, subject to a limit on potential investment gains.

The Fund’s investment objective can be changed by the Board of Trustees (the “Board”) of NEOS ETF Trust (the upon sixty days’ written notice to shareholders). An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore the Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board and written notice to shareholders.

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Additional Information Regarding Investment Techniques and Policies:

Synthetic Exposure to Underlying Stock Price Returns

●	The Fund purchases call option contracts on the underlying stocks generally having one-month to one-year terms and strike prices equal to the then-current price of the underlying stocks at the time of the purchases to provide the Fund’s exposure to the upside price returns of the underlying stocks. As a buyer of call option contracts, the Fund pays a premium to the seller of the options contracts to obtain the right to participate in the price returns of the underlying stock beyond the strike price of the purchased call option contract at expiration (or earlier, if the Fund closes the option contract prior to expiration); and

●	The Fund simultaneously sells put option contracts on the underlying stock to help pay the premium of the purchased call option contracts on the underlying stocks described above. The Fund sells put option contracts that also generally have one- month to one-year terms and strike prices equal to the then-current price of the underlying stock at the time of the sales to provide the Fund exposure to the downside price returns of the underlying stock. As a seller of a put option contract, the Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation, if exercised, to purchase the underlying stock at the strike price if the buyer exercises the option contract.

●	The combination of the purchased call options and the sold put options provides the Fund with investment exposure equal to approximately 100% of underlying stock for the duration of the applicable options exposure.

Cash Exposure to Underlying Stock Price Returns

●	The Fund may purchase the underlying stock to gain long exposure.

Generating Monthly Income

●	The Fund sells call option contracts that are based on the value of underlying stock to generate income via option premiums. On a monthly basis or more frequently, the Fund will sell call option contracts on the underlying stock with expiration dates of approximately one-month to one-year terms at strike prices that are approximately equal to 5%-15% above the then-current share price of the underlying stock. By doing so, the Fund gives up the potential to fully participate in the underlying stock gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying stock is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying stock is greater than the strike price at the expiration of the option contract, the Fund will forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. This is to say, new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

●	The Fund purchases short-dated fixed income instruments with maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Short-dated fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund’s sale of call option contracts to generate income limits the degree to which the Fund will participate in increases in stock price of the underlying stock. This means that if the underlying stock experiences an increase in stock price, the Fund will likely not experience that increase to the same extent (i.e., there is no participation beyond the level of the strike price of the sold call option contracts) and may result in the Fund significantly underperforming the underlying stock. The degree of participation in the underlying stock gains will depend on the strike price of the short call option contracts and prevailing market conditions, especially market volatility, at the time the Fund sells the call option contracts. The potential for upside returns on the underlying stock will also depend on whether the Fund fully “covers” its potential upside price return exposure to the underlying stock by virtue of its sold call option contracts. If the Fund fully covers the upside price return exposure to the underlying stock, the Fund’s potential upside to the underlying stock’s price returns will be completely capped at the sold call options’ strike price, meaning the Fund may forgo all price returns experienced by the underlying stock beyond the strike price. If the Fund partially covers its potential upside return exposure with the sold call option, the Fund will have muted returns beyond the strike price of the sold call option to the extent that the underlying stock’s share price appreciates beyond the strike price. If the fund holds shares of the underlying stock, stock dividend may also generate additional income.

The sale of call option contracts will offset losses experienced by an underlying stock only to the extent of premiums received from such sold call option contracts. The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

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There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

The Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the share price of the underlying stock, the volatility of the underlying stock, which influences short call prices, and the time remaining until the expiration date of the short call option contracts. The Fund’s synthetic long exposure strategy will effectively allow that portion of the Fund’s assets to move in synch with the daily changes in the underlying stock’s stock price.

However, the Fund’s participation in the potential upside in the underlying stock returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to the underlying stock obtained by the Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of the underlying stock. At any given time, there may be limited upside potential. If the price of the underlying stock is near or has exceeded the strike price of the Fund’s sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Exchange Traded Options Portfolio

The Fund purchases and sells a combination of call and put exchange traded options contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price.

FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX options in which the Fund may invest are all European style options (options that are exercisable only on the expiration date). The FLEX options are listed on the Chicago Board Options Exchange.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by the Board.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to META’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of META.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Meta Risk. META’s business is subject to a number of risks, including risks that may prevent it from achieving its business objectives or may adversely affect its business, financial condition, results of operations, cash flows, and prospects. These risks include its ability to add and retain users and maintain levels of user engagement with its products; the loss of, or reduction in spending by, its marketers; reduced availability of data signals used by its ad targeting and measurement tools; ineffective operation with mobile operating systems or changes in its relationships with mobile operating system partners; and failure of its new products, or changes to its existing products, to attract or retain users or generate revenue.

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Meta is subject to risks related to its business operations and financial results including the COVID-19 pandemic, including its impact on its advertising business; its ability to compete effectively;  unfavorable media coverage and other risks affecting its ability to maintain and enhance its brands; volatile or slower user and revenue growth rates in the future; acquisitions and its ability to successfully integrate its acquisitions; its ability to build, maintain, and scale its technical infrastructure, and risks associated with disruptions in its service; operating its business in multiple countries around the world; and litigation, including class action lawsuits.

Meta is also subject to risks related to government regulation and enforcement including government restrictions on access to Facebook or its other products, or other actions that impair its ability to sell advertising, in their countries and complex and evolving U.S. and foreign privacy, data use and data protection, content, competition, consumer protection, and other laws and regulations.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of META above the exercise prices of the written options, but will continue to bear the risk of declines in the value of META. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of META above the exercise prices of such options, but will continue to bear the risk of declines in the value of META. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity failures or breaches by the Fund’s third party service providers (including, but not limited to, the adviser, the sub-adviser, distributor, custodian, transfer agent, and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

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Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with META. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund or ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund is exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the applicable underlying stock through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

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Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by META over the call period. This means that if META experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform META over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by META over each call period, but has full exposure to any decreases in value experienced by META over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of META. The degree of participation in META gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of META, changes in interest rates, changes in the actual or perceived volatility of META and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of META changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of META. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the META will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by META.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Information Technology Sector Risk. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (META), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

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Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser maintains a website for the Fund at www.kurvinvest.com. Among other things, this website includes the Fund’s prospectus and Statement of Additional Information (“SAI”), and includes the Fund’s holdings, the Fund’s last annual and semi-annual reports, pricing information about shares trading on the Exchange, updated performance information, premiums and discounts, and bid/ask spreads. The Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Fund prepares a report on Form N-PORT of its portfolio holdings as of the end of each month. The Fund’s annual and semi-annual reports are filed with the SEC within 60 days of the end of the reporting period and the Fund’s monthly portfolio holdings are filed with the SEC within 60 days after the end of each fiscal quarter. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the NEOS ETF Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the Fund’s SAI. Information on how to obtain the SAI is listed on the inside back cover of this prospectus.

FUND MANAGEMENT

Adviser

Kurv Investment Management LLC, located at 1 Letterman Drive, Building C, Suite 3-500, San Francisco, CA 94129 serves as the investment adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide investment advisory services to registered investment companies. In addition, Kurv Investment Management LLC developed the investment strategy for the Fund. Kurv Investment Management LLC is a wholly owned subsidiary of Kurv Investment, Inc.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance.

The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the business affairs of the Fund, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust. For the services the Adviser provides to the Fund, the Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) will not exceed 0.99% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. Shareholders will be notified of any sub-adviser changes.

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A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser will be available in the Fund’s – Annual Report to Shareholders for the fiscal period ended November 30, 2023.

Sub-Adviser

NEOS Investment Management, LLC, located at 13 Riverside Ave, Westport, CT 06880 serves as the investment sub-adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide sub-advisory services to registered investment companies.

The Sub-Adviser was formed in 2022 and provides investment advisory services to exchange-traded funds, including the Fund. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, out of the fee the Adviser receives from the Fund.

A discussion regarding the basis for the Board’s renewal of the sub-advisory agreement with the Sub-Adviser will be available in the Annual Report for the Fund for the fiscal period ended November 30, 2023.

Portfolio Managers

Garrett Paolella, Troy Cates and Ryan Houlton are primarily responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing the index investment strategy, and overseeing personnel at the Adviser who have more limited responsibilities.

Garrett Paolella has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Troy Cates has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Cates was an officer and portfolio manager at Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Ryan Houlton has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Houlton was head of trading and operations at Mirae Asset Global Investments and an operations manager at State Street.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

SHAREHOLDER INFORMATION

Determination of NAV

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time) on the NYSE.

The values of the Fund’s portfolio securities are based on the securities’ closing prices on their local principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Adviser, in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees of the Trust. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

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Buying and Selling Exchange-Traded Shares

Authorized Participants

The Fund issues and redeems Shares at NAV only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors

Individual Fund shares may only be bought and sold by investors including APs in the secondary market through a broker or dealer at a market price. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because the Fund’s shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the bid-ask spread). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website (www.kurvinvest.com).

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.

For More Information:

Existing Shareholders or Prospective Investors

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Dealers

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by the Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

DISTRIBUTIONS

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly.

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The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Dividend Reinvestment Service

Brokers may make available the Depository Trust Company book-entry dividend reinvestment service to their customers who own Fund Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

TAX INFORMATION

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

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U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

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The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations as of the date of this Prospectus, no financial highlights information is available.

Information provided to or filed with the SEC by Underlying Issuer pursuant to the Exchange Act, including the financial statements of Underlying Issuer in its Form 10-K, can be located by reference to the SEC file number noted below through the SEC’s website at www.sec.gov:

Underlying Issuer	SEC File Number
META	001-35551

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters, or since inception, as applicable, can be found at the Fund’s website at www.kurvinvest.com.

Investment Adviser Kurv Investment Management LLC 1 Letterman Drive, Building C, Suite 3-500 San Francisco, CA 94129	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103

Sub-Adviser NEOS Investment Management, LLC 13 Riverside Ave Westport, CT 06880	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian	Legal Counsel
U.S. Bank, N.A. 1555 N. Rivercenter Drive, MK-WI-S302 Milwaukee, WI 53212	Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington D.C., 20036

Distributor
Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

DISCLAIMERS

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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ADDITIONAL INFORMATION

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. Information about the Fund can be reviewed on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. These documents and other information concerning the Trust also may be inspected at Three Canal Plaza, Suite 100, Portland, Maine 04101, (9 a.m. to 6 p.m. Eastern Time). You can also obtain information about the Fund by calling at no cost 1-833-955-KURV (5878).

Investment Company Act File No. 811-23645.

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PROSPECTUS

October 18, 2023

Kurv Yield Premium Strategy Netflix (NFLX) ETF (Ticker: NFLP)

Principal U.S. Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Kurv Yield Premium Strategy Netflix (NFLX) ETF (TICKER: NFLP) - SUMMARY

Investment Objective

The Kurv Yield Premium Strategy Netflix (NFLX) ETF (the “Fund”) seeks to provide current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Netflix Inc. (“NFLX” or “Netflix”), subject to a limit on potential investment gains.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other Expenses are estimated for the Fund’s initial fiscal year.
(2)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$117	$366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

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Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Netflix Inc. (“NFLX”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to NFLX in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of NFLX, subject to a limit on potential share price returns on NFLX as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of NFLX. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to NFLX shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in NFLX stock, either synthetically or through purchasing shares, the fund will hold positions in NFLX options contracts as described below.

For more information, see sections “The Fund’s Use of NFLX Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in NFLX. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in NFLX’s stock price. The use of options in the Fund’s strategy will limit any share price gains in NLFX but the Fund remains subject to all potential share price losses in NFLX which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of NFLX because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

NFLX Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of NFLX. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of NFLX, which gives the Fund the right or obligation to receive or deliver shares of NFLX on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of NFLX.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to NFLX, which allows the Fund to seek to participate in the changes, up or down, in the price of NFLX’s stock.

●	Covered call writing (where NFLX call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

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●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing NFLX shares or creating a synthetic long position. To achieve a synthetic long exposure to NFLX, the Fund buys NFLX call options and, simultaneously, sells NFLX put options to try to replicate the price movements of NFLX. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of NFLX for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on NFLX to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own NFLX, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the NFLX call option contracts will limit the Fund’s participation in the appreciation in NFLX’s stock price. If the stock price of NFLX increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if NFLX’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to NFLX and the sold (short) NFLX call positions) will limit the Fund’s participation in gains in the NFLX stock price beyond a certain point.

When the Fund engages in covered call writing with respect to NFLX, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase NFLX on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in NFLX.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on NFLX as described above. This income made on the Fund’s options transactions will depend on the volatility of NFLX and thus its price return. NFLX stock, although other factors, including interest rates, will also impact the level of income.

●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of NFLX directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs NFLX

For the reasons stated above, the Fund’s performance will differ from that of NFLX’s stock price. The performance differences will depend on, among other things, the price of NFLX, changes in the price of the NFLX options contracts the Fund has purchased and sold, the extent to which NFLX owns shares directly and changes in the value of the fixed income securities in the portfolio.

 5

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

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Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Netflix (NFLX) ETF
Portfolio Holdings (All options are based on the value of NFLX)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of NFLX at the time of purchase) to provide exposure to positive price returns of NFLX.

If the stock of NFLX increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of NFLX at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by NFLX.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of NFLX at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
NFLX Shares	Shares of NFLX	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

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The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to NFLX’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of NFLX.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by NFLX over the call period. This means that if NFLX experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform NFLX over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Netflix Inc.

Netflix’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH NETFLIX INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to NFLX. As of the date of the Prospectus, NFLX is assigned to the entertainment industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of NFLX. The common stock of Netflix Inc. (NFLX) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NFLX pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding NFLX may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

Netflix Risk. Netflix, Inc. faces risks related to maintaining and expanding membership for its streaming services; competition in the entertainment video market; disruptions from the ongoing COVID-19 pandemic; unforeseen costs or liability in connection with content that is acquired, produced, licensed and/or distributed through its service; the ability to manage change and growth in its business; costs and challenges associated with strategic acquisitions and investments; regulatory changes and legal issues; protecting its intellectual property; consumer data privacy issues; and network operators handling and changing data access.

 Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of NFLX above the exercise prices of the written options, but will continue to bear the risk of declines in the value of NFLX. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the NFLX above the exercise prices of such options, but will continue to bear the risk of declines in the value of the NFLX. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

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Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with NFLX. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by NFLX over the call period. This means that if NFLX experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform NFLX over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by NFLX over each call period, but has full exposure to any decreases in value experienced by NFLX over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of NFLX. The degree of participation in NFLX gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of NFLX, changes in interest rates, changes in the actual or perceived volatility of NFLX and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of NFLX changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of NFLX. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the NFLX will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by NFLX. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

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Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Entertainment Sector Risk. The entertainment industry is intensely competitive and subject to rapid change. Through new and existing distribution channels, consumers have increasing options to access entertainment video. The various economic models underlying these channels include subscription, transactional, ad-supported and piracy-based models. All of these have the potential to capture meaningful segments of the entertainment video market. Traditional providers of entertainment video, including broadcasters and cable network operators, as well as internet based e-commerce or entertainment video providers are increasing their streaming video offerings. Several of these competitors have long operating histories, large customer bases, strong brand recognition, exclusive rights to certain content, large content libraries, and significant financial, marketing and other resources. In addition, the adoption or modification of laws or regulations also may affect companies in the entertainment industry.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (NFLX), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

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Performance:

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Kurv Investment Management LLC

Sub-Adviser: NEOS Investment Management, LLC

Portfolio Managers: Garrett Paolella (since October, 2023), Troy Cates (since October, 2023) and Ryan Houlton (since October, 2023), each of whom is employed by the Sub-Adviser, serve as portfolio managers for the Fund.

Purchase and Sale of Fund Shares: The Fund is an ETF. Individual Shares of the Fund may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker-dealer at a market price. Because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (at a premium), at NAV or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.kurvinvest.com.

Tax Information: The Fund’s distributions will be taxable to you, generally as ordinary income unless you are invested through a tax-advantaged arrangement, such as a 401(k) plan, IRA or other tax-advantaged account; in such cases, you may be subject to tax when assets are withdrawn from such tax-advantaged arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser and/or its related companies may pay the Intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Principal Investment Strategies

Kurv Yield Premium Strategy Neflix (NFLX) ETF (the “Fund”) seeks current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of NFLX, subject to a limit on potential investment gains.

The Fund’s investment objective can be changed by the Board of Trustees (the “Board”) of NEOS ETF Trust (the upon sixty days’ written notice to shareholders). An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore the Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board and written notice to shareholders.

Additional Information Regarding Investment Techniques and Policies:

Synthetic Exposure to Underlying Stock Price Returns

●	The Fund purchases call option contracts on the underlying stocks generally having one-month to one-year terms and strike prices equal to the then-current price of the underlying stocks at the time of the purchases to provide the Fund’s exposure to the upside price returns of the underlying stocks. As a buyer of call option contracts, the Fund pays a premium to the seller of the options contracts to obtain the right to participate in the price returns of the underlying stock beyond the strike price of the purchased call option contract at expiration (or earlier, if the Fund closes the option contract prior to expiration); and

●	The Fund simultaneously sells put option contracts on the underlying stock to help pay the premium of the purchased call option contracts on the underlying stocks described above. The Fund sells put option contracts that also generally have one- month to one-year terms and strike prices equal to the then-current price of the underlying stock at the time of the sales to provide the Fund exposure to the downside price returns of the underlying stock. As a seller of a put option contract, the Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation, if exercised, to purchase the underlying stock at the strike price if the buyer exercises the option contract.

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●	The combination of the purchased call options and the sold put options provides the Fund with investment exposure equal to approximately 100% of underlying stock for the duration of the applicable options exposure.

Cash Exposure to Underlying Stock Price Returns

●	The Fund may purchase the underlying stock to gain long exposure.

Generating Monthly Income

●	The Fund sells call option contracts that are based on the value of underlying stock to generate income via option premiums. On a monthly basis or more frequently, the Fund will sell call option contracts on the underlying stock with expiration dates of approximately one-month to one-year terms at strike prices that are approximately equal to 5%-15% above the then-current share price of the underlying stock. By doing so, the Fund gives up the potential to fully participate in the underlying stock gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying stock is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying stock is greater than the strike price at the expiration of the option contract, the Fund will forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. This is to say, new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

●	The Fund purchases short-dated fixed income instruments with maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Short-dated fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund’s sale of call option contracts to generate income limits the degree to which the Fund will participate in increases in stock price of the underlying stock. This means that if the underlying stock experiences an increase in stock price, the Fund will likely not experience that increase to the same extent (i.e., there is no participation beyond the level of the strike price of the sold call option contracts) and may result in the Fund significantly underperforming the underlying stock. The degree of participation in the underlying stock gains will depend on the strike price of the short call option contracts and prevailing market conditions, especially market volatility, at the time the Fund sells the call option contracts. The potential for upside returns on the underlying stock will also depend on whether the Fund fully “covers” its potential upside price return exposure to the underlying stock by virtue of its sold call option contracts. If the Fund fully covers the upside price return exposure to the underlying stock, the Fund’s potential upside to the underlying stock’s price returns will be completely capped at the sold call options’ strike price, meaning the Fund may forgo all price returns experienced by the underlying stock beyond the strike price. If the Fund partially covers its potential upside return exposure with the sold call option, the Fund will have muted returns beyond the strike price of the sold call option to the extent that the underlying stock’s share price appreciates beyond the strike price. If the fund holds shares of the underlying stock, stock dividend may also generate additional income.

The sale of call option contracts will offset losses experienced by an underlying stock only to the extent of premiums received from such sold call option contracts. The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

The Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the share price of the underlying stock, the volatility of the underlying stock, which influences short call prices, and the time remaining until the expiration date of the short call option contracts. The Fund’s synthetic long exposure strategy will effectively allow that portion of the Fund’s assets to move in synch with the daily changes in the underlying stock’s stock price.

However, the Fund’s participation in the potential upside in the underlying stock returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to the underlying stock obtained by the Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of the underlying stock. At any given time, there may be limited upside potential. If the price of the underlying stock is near or has exceeded the strike price of the Fund’s sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

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Exchange Traded Options Portfolio

The Fund purchases and sells a combination of call and put exchange traded options contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price.

FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX options in which the Fund may invest are all European style options (options that are exercisable only on the expiration date). The FLEX options are listed on the Chicago Board Options Exchange.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by the Board.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to NFLX’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of NFLX.

PRINCIPAL RISKS OF INVESTING IN THE FUND

Netflix Risk. Netflix, Inc. faces risks related to maintaining and expanding membership for its streaming services; competition in the entertainment video market; disruptions from the ongoing COVID-19 pandemic; unforeseen costs or liability in connection with content that is acquired, produced, licensed and/or distributed through its service; the ability to manage change and growth in its business; costs and challenges associated with strategic acquisitions and investments; regulatory changes and legal issues; protecting its intellectual property; consumer data privacy issues; and network operators handling and changing data access.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of NFLX above the exercise prices of the written options, but will continue to bear the risk of declines in the value of NFLX. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of NFLX above the exercise prices of such options, but will continue to bear the risk of declines in the value of NFLX. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

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Cybersecurity failures or breaches by the Fund’s third party service providers (including, but not limited to, the adviser, the sub-adviser, distributor, custodian, transfer agent, and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

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Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with NFLX. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund or ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund is exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the applicable underlying stock through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by NFLX over the call period. This means that if NFLX experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform NFLX over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by NFLX over each call period, but has full exposure to any decreases in value experienced by NFLX over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of NFLX. The degree of participation in NFLX gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of NFLX, changes in interest rates, changes in the actual or perceived volatility of NFLX and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of NFLX changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of NFLX. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the NFLX will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by NFLX.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Entertainment Sector Risk. The entertainment industry is intensely competitive and subject to rapid change. Through new and existing distribution channels, consumers have increasing options to access entertainment video. The various economic models underlying these channels include subscription, transactional, ad-supported and piracy-based models. All of these have the potential to capture meaningful segments of the entertainment video market. Traditional providers of entertainment video, including broadcasters and cable network operators, as well as internet based e-commerce or entertainment video providers are increasing their streaming video offerings. Several of these competitors have long operating histories, large customer bases, strong brand recognition, exclusive rights to certain content, large content libraries, and significant financial, marketing and other resources. In addition, the adoption or modification of laws or regulations also may affect companies in the entertainment industry.

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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (NFLX), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser maintains a website for the Fund at www.kurvinvest.com. Among other things, this website includes the Fund’s prospectus and Statement of Additional Information (“SAI”), and includes the Fund’s holdings, the Fund’s last annual and semi-annual reports, pricing information about shares trading on the Exchange, updated performance information, premiums and discounts, and bid/ask spreads. The Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Fund prepares a report on Form N-PORT of its portfolio holdings as of the end of each month. The Fund’s annual and semi-annual reports are filed with the SEC within 60 days of the end of the reporting period and the Fund’s monthly portfolio holdings are filed with the SEC within 60 days after the end of each fiscal quarter. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the NEOS ETF Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the Fund’s SAI. Information on how to obtain the SAI is listed on the inside back cover of this prospectus.

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FUND MANAGEMENT

Adviser

Kurv Investment Management LLC, located at 1 Letterman Drive, Building C, Suite 3-500, San Francisco, CA 94129 serves as the investment adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide investment advisory services to registered investment companies. In addition, Kurv Investment Management LLC developed the investment strategy for the Fund. Kurv Investment Management LLC is a wholly owned subsidiary of Kurv Investment, Inc.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance.

The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the business affairs of the Fund, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust. For the services the Adviser provides to the Fund, the Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) will not exceed 0.99% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. Shareholders will be notified of any sub-adviser changes.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser will be available in the Fund’s – Annual Report to Shareholders for the fiscal period ended November 30, 2023.

Sub-Adviser

NEOS Investment Management, LLC, located at 13 Riverside Ave, Westport, CT 06880 serves as the investment sub-adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide sub-advisory services to registered investment companies.

The Sub-Adviser was formed in 2022 and provides investment advisory services to exchange-traded funds, including the Fund. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, out of the fee the Adviser receives from the Fund.

A discussion regarding the basis for the Board’s renewal of the sub-advisory agreement with the Sub-Adviser will be available in the Annual Report for the Fund for the fiscal period ended November 30, 2023

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Portfolio Managers

Garrett Paolella, Troy Cates and Ryan Houlton are primarily responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing the index investment strategy, and overseeing personnel at the Adviser who have more limited responsibilities.

Garrett Paolella has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Troy Cates has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Cates was an officer and portfolio manager at Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Ryan Houlton has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Houlton was head of trading and operations at Mirae Asset Global Investments and an operations manager at State Street.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

SHAREHOLDER INFORMATION

Determination of NAV

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time) on the NYSE.

The values of the Fund’s portfolio securities are based on the securities’ closing prices on their local principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Adviser, in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees of the Trust. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Buying and Selling Exchange-Traded Shares

Authorized Participants

The Fund issues and redeems Shares at NAV only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors

Individual Fund shares may only be bought and sold by investors including APs in the secondary market through a broker or dealer at a market price. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

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When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because the Fund’s shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the bid-ask spread). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website (www.kurvinvest.com).

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.

For More Information:

Existing Shareholders or Prospective Investors

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

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Dealers

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by the Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

DISTRIBUTIONS

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly.

The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

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Dividend Reinvestment Service

Brokers may make available the Depository Trust Company book-entry dividend reinvestment service to their customers who own Fund Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

TAX INFORMATION

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

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If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations as of the date of this Prospectus, no financial highlights information is available.

Information provided to or filed with the SEC by Underlying Issuer pursuant to the Exchange Act, including the financial statements of Underlying Issuer in its Form 10-K, can be located by reference to the SEC file number noted below through the SEC’s website at www.sec.gov:

Underlying Issuer	SEC File Number
NFLX	001-35727

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters, or since inception, as applicable, can be found at the Fund’s website at www.kurvinvest.com.

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Investment Adviser Kurv Investment Management LLC 1 Letterman Drive, Building C, Suite 3-500 San Francisco, CA 94129	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103
Sub-Adviser NEOS Investment Management, LLC 13 Riverside Ave Westport, CT 06880	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian	Legal Counsel
U.S. Bank, N.A. 1555 N. Rivercenter Drive, MK-WI-S302 Milwaukee, WI 53212	Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington D.C., 20036

Distributor
Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

DISCLAIMERS

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

ADDITIONAL INFORMATION

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. Information about the Fund can be reviewed on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. These documents and other information concerning the Trust also may be inspected at Three Canal Plaza, Suite 100, Portland, Maine 04101, (9 a.m. to 6 p.m. Eastern Time). You can also obtain information about the Fund by calling at no cost 1-833-955-KURV (5878).

Investment Company Act File No. 811-23645.

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PROSPECTUS

October 18, 2023

Kurv Yield Premium Strategy NVIDIA (NVDA) ETF (Ticker: NVDP) - Shares are not currently offered

Principal U.S. Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Kurv Yield Premium Strategy NVIDIA (NVDA) ETF (TICKER: NVDP) - SUMMARY

Investment Objective

The Kurv Yield Premium Strategy NVIDIA (NVDA) ETF (the “Fund”) seeks to provide current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of NVIDIA Corporation (“NVDA” or “NVIDIA”), subject to a limit on potential investment gains.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other Expenses are estimated for the Fund’s initial fiscal year.
(2)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$117	$366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

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Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of NVIDIA Corporation (“NVDA”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to NVDA in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of NVDA, subject to a limit on potential share price returns on NVDA as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of NVDA. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to NVDA shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in NVDA stock, either synthetically or through purchasing shares, the fund will hold positions in NVDA options contracts as described below.

For more information, see sections “The Fund’s Use of NVDA Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in NVDA. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in NVDA’s stock price. The use of options in the Fund’s strategy will limit any share price gains in NVDA but the Fund remains subject to all potential share price losses in NVDA which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of NVDA because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

NVDA Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of NVDA. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of NVDA, which gives the Fund the right or obligation to receive or deliver shares of NVDA on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of NVDA.

Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to NVDA, which allows the Fund to seek to participate in the changes, up or down, in the price of NVDA’s stock.

●	Covered call writing (where NVDA call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

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●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing NVDA shares or creating a synthetic long position. To achieve a synthetic long exposure to NVDA, the Fund buys NVDA call options and, simultaneously, sells NVDA put options to try to replicate the price movements of NVDA. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of NVDA for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on NVDA to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own NVDA, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the NVDA call option contracts will limit the Fund’s participation in the appreciation in NVDA’s stock price. If the stock price of NVDA increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if NVDA’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to NVDA and the sold (short) NVDA call positions) will limit the Fund’s participation in gains in the NVDA stock price beyond a certain point.

When the Fund engages in covered call writing with respect to NVDA, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase NVDA on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in NVDA.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on NVDA as described above. This income made on the Fund’s options transactions will depend on the volatility of NVDA and thus its price return. NVDA stock, although other factors, including interest rates, will also impact the level of income.

●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of NVDA directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs NVDA

For the reasons stated above, the Fund’s performance will differ from that of NVDA’s stock price. The performance differences will depend on, among other things, the price of NVDA, changes in the price of the NVDA options contracts the Fund has purchased and sold, the extent to which NVDA owns shares directly and changes in the value of the fixed income securities in the portfolio.

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Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

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Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy NVIDIA (NVDA) ETF
Portfolio Holdings (All options are based on the value of NVDA)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of NVDA at the time of purchase) to provide exposure to positive price returns of NVDA.

If the stock of NVDA increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of NVDA at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by NVDA.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of NVDA at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
NVDA Shares	Shares of NVDA	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

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The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to NVDA’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of NVDA.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by NVDA over the call period. This means that if NVDA experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform NVDA over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

NVIDIA Corporation

NVIDIA’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH NVIDIA CORPORATION.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to NVDA. As of the date of the Prospectus, NVDA is assigned to the semiconductor industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of NVDA. The common stock of NVIDIA Corporation (NVDA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by NVDA pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding NVDA may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

NVIDIA Risk. Failure to meet the evolving needs of its industry and markets may adversely impact NVIDIA’s financial results. Competition in its current and target markets could cause NVIDIA to lose market share and revenue.

Dependency on third-party suppliers and their technology reduces NVIDIA’s control over product quantity and quality, manufacturing yields, development, enhancement, and product delivery schedules and could harm its business. Defects in its products have caused and could cause NVIDIA to incur significant expenses to remediate and can damage its business.

International operations are a significant part of NVIDA’s business, and economic, political, business, and other changes in the regions in which it operates may expose NVIDIA to risks that could harm its business.

Product, system security, and data breaches and cyber-attacks could disrupt NVIDIA’s operations and adversely affect its financial condition, stock price and reputation. Business disruptions could harm its operations and financial results. A significant amount of its revenue stems from a limited number of customers and could be adversely affected if NVIDIA loses or are prevented from selling to any of these customers.

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NVIDIA is subject to complex laws, rules and regulations, and political and other actions, which may adversely impact its business. Increased scrutiny from shareholders, regulators, and others regarding our environmental, social and governance responsibilities could result in financial, reputational and operational harm. Issues relating to the responsible use of NVIDIA’s technologies, including AI, may result in reputational and financial harm and liability. Adequately protecting its IP rights could be costly, and our ability to compete could be harmed if NVIDIA are unsuccessful or if its prohibited from making or selling our products. NVIDIA is subject to stringent and changing data privacy and security laws, rules, regulations, and other obligations. Privacy or security concerns relating to its products and services could damage its reputation, deter customers, or result in legal or regulatory proceedings and liability.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of NVDA above the exercise prices of the written options, but will continue to bear the risk of declines in the value of NVDA. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the NVDA above the exercise prices of such options, but will continue to bear the risk of declines in the value of the NVDA. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with NVDA. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

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Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by NVDA over the call period. This means that if NVDA experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform NVDA over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by NVDA over each call period, but has full exposure to any decreases in value experienced by NVDA over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of NVDA. The degree of participation in NVDA gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of NVDA, changes in interest rates, changes in the actual or perceived volatility of NVDA and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of NVDA changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of NVDA. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the NVDA will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by NVDA. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Information Technology Sector Risk. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (NVDA), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

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US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance:

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Kurv Investment Management LLC

Sub-Adviser: NEOS Investment Management, LLC

Portfolio Managers: Garrett Paolella (since October, 2023), Troy Cates (since October, 2023) and Ryan Houlton (since October, 2023), each of whom is employed by the Sub-Adviser, serve as portfolio managers for the Fund.

Purchase and Sale of Fund Shares: The Fund is an ETF. Individual Shares of the Fund may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker-dealer at a market price. Because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (at a premium), at NAV or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.kurvinvest.com.

Tax Information: The Fund’s distributions will be taxable to you, generally as ordinary income unless you are invested through a tax-advantaged arrangement, such as a 401(k) plan, IRA or other tax-advantaged account; in such cases, you may be subject to tax when assets are withdrawn from such tax-advantaged arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser and/or its related companies may pay the Intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Principal Investment Strategies

Kurv Yield Premium Strategy NVIDIA (NVDA) ETF (the “Fund”) seeks current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of NVDA, subject to a limit on potential investment gains.

The Fund’s investment objective can be changed by the Board of Trustees (the “Board”) of NEOS ETF Trust (the upon sixty days’ written notice to shareholders). An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore the Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board and written notice to shareholders.

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Additional Information Regarding Investment Techniques and Policies:

Synthetic Exposure to Underlying Stock Price Returns

●	The Fund purchases call option contracts on the underlying stocks generally having one-month to one-year terms and strike prices equal to the then-current price of the underlying stocks at the time of the purchases to provide the Fund’s exposure to the upside price returns of the underlying stocks. As a buyer of call option contracts, the Fund pays a premium to the seller of the options contracts to obtain the right to participate in the price returns of the underlying stock beyond the strike price of the purchased call option contract at expiration (or earlier, if the Fund closes the option contract prior to expiration); and

●	The Fund simultaneously sells put option contracts on the underlying stock to help pay the premium of the purchased call option contracts on the underlying stocks described above. The Fund sells put option contracts that also generally have one- month to one-year terms and strike prices equal to the then-current price of the underlying stock at the time of the sales to provide the Fund exposure to the downside price returns of the underlying stock. As a seller of a put option contract, the Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation, if exercised, to purchase the underlying stock at the strike price if the buyer exercises the option contract.

●	The combination of the purchased call options and the sold put options provides the Fund with investment exposure equal to approximately 100% of underlying stock for the duration of the applicable options exposure.

Cash Exposure to Underlying Stock Price Returns

●	The Fund may purchase the underlying stock to gain long exposure.

Generating Monthly Income

●	The Fund sells call option contracts that are based on the value of underlying stock to generate income via option premiums. On a monthly basis or more frequently, the Fund will sell call option contracts on the underlying stock with expiration dates of approximately one-month to one-year terms at strike prices that are approximately equal to 5%-15% above the then-current share price of the underlying stock. By doing so, the Fund gives up the potential to fully participate in the underlying stock gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying stock is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying stock is greater than the strike price at the expiration of the option contract, the Fund will forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. This is to say, new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

●	The Fund purchases short-dated fixed income instruments with maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Short-dated fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund’s sale of call option contracts to generate income limits the degree to which the Fund will participate in increases in stock price of the underlying stock. This means that if the underlying stock experiences an increase in stock price, the Fund will likely not experience that increase to the same extent (i.e., there is no participation beyond the level of the strike price of the sold call option contracts) and may result in the Fund significantly underperforming the underlying stock. The degree of participation in the underlying stock gains will depend on the strike price of the short call option contracts and prevailing market conditions, especially market volatility, at the time the Fund sells the call option contracts. The potential for upside returns on the underlying stock will also depend on whether the Fund fully “covers” its potential upside price return exposure to the underlying stock by virtue of its sold call option contracts. If the Fund fully covers the upside price return exposure to the underlying stock, the Fund’s potential upside to the underlying stock’s price returns will be completely capped at the sold call options’ strike price, meaning the Fund may forgo all price returns experienced by the underlying stock beyond the strike price. If the Fund partially covers its potential upside return exposure with the sold call option, the Fund will have muted returns beyond the strike price of the sold call option to the extent that the underlying stock’s share price appreciates beyond the strike price. If the fund holds shares of the underlying stock, stock dividend may also generate additional income.

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The sale of call option contracts will offset losses experienced by an underlying stock only to the extent of premiums received from such sold call option contracts. The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

The Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the share price of the underlying stock, the volatility of the underlying stock, which influences short call prices, and the time remaining until the expiration date of the short call option contracts. The Fund’s synthetic long exposure strategy will effectively allow that portion of the Fund’s assets to move in synch with the daily changes in the underlying stock’s stock price.

However, the Fund’s participation in the potential upside in the underlying stock returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to the underlying stock obtained by the Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of the underlying stock. At any given time, there may be limited upside potential. If the price of the underlying stock is near or has exceeded the strike price of the Fund’s sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Exchange Traded Options Portfolio

The Fund purchases and sells a combination of call and put exchange traded options contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price.

FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX options in which the Fund may invest are all European style options (options that are exercisable only on the expiration date). The FLEX options are listed on the Chicago Board Options Exchange.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by the Board.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to NVDA’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of NVDA.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

NVIDIA Risk. Failure to meet the evolving needs of its industry and markets may adversely impact NVIDIA’s financial results. Competition in its current and target markets could cause NVIDIA to lose market share and revenue.

Dependency on third-party suppliers and their technology reduces NVIDIA’s control over product quantity and quality, manufacturing yields, development, enhancement, and product delivery schedules and could harm its business. Defects in its products have caused and could cause NVIDIA to incur significant expenses to remediate and can damage its business.

International operations are a significant part of NVIDA’s business, and economic, political, business, and other changes in the regions in which it operates may expose NVIDIA to risks that could harm its business.

Product, system security, and data breaches and cyber-attacks could disrupt NVIDIA’s operations and adversely affect its financial condition, stock price and reputation. Business disruptions could harm its operations and financial results. A significant amount of its revenue stems from a limited number of customers and could be adversely affected if NVIDIA loses or are prevented from selling to any of these customers.

NVIDIA is subject to complex laws, rules and regulations, and political and other actions, which may adversely impact its business. Increased scrutiny from shareholders, regulators, and others regarding our environmental, social and governance responsibilities could result in financial, reputational and operational harm. Issues relating to the responsible use of NVIDIA’s technologies, including AI, may result in reputational and financial harm and liability. Adequately protecting its IP rights could be costly, and our ability to compete could be harmed if NVIDIA are unsuccessful or if its prohibited from making or selling our products. NVIDIA is subject to stringent and changing data privacy and security laws, rules, regulations, and other obligations. Privacy or security concerns relating to its products and services could damage its reputation, deter customers, or result in legal or regulatory proceedings and liability.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of NVDA above the exercise prices of the written options, but will continue to bear the risk of declines in the value of NVDA. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

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Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of NVDA above the exercise prices of such options, but will continue to bear the risk of declines in the value of NVDA. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity failures or breaches by the Fund’s third party service providers (including, but not limited to, the adviser, the sub-adviser, distributor, custodian, transfer agent, and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with NVDA. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund or ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund is exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the applicable underlying stock through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

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Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by NVDA over the call period. This means that if NVDA experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform NVDA over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by NVDA over each call period, but has full exposure to any decreases in value experienced by NVDA over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of NVDA. The degree of participation in NVDA gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of NVDA, changes in interest rates, changes in the actual or perceived volatility of NVDA and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of NVDA changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of NVDA. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the NVDA will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by NVDA.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Information Technology Sector Risk. The Fund may be sensitive to changes in, and its performance may depend to a greater extent on, the overall condition of the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (NVDA), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

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US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser maintains a website for the Fund at www.kurvinvest.com. Among other things, this website includes the Fund’s prospectus and Statement of Additional Information (“SAI”), and includes the Fund’s holdings, the Fund’s last annual and semi-annual reports, pricing information about shares trading on the Exchange, updated performance information, premiums and discounts, and bid/ask spreads. The Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Fund prepares a report on Form N-PORT of its portfolio holdings as of the end of each month. The Fund’s annual and semi-annual reports are filed with the SEC within 60 days of the end of the reporting period and the Fund’s monthly portfolio holdings are filed with the SEC within 60 days after the end of each fiscal quarter. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the NEOS ETF Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the Fund’s SAI. Information on how to obtain the SAI is listed on the inside back cover of this prospectus.

FUND MANAGEMENT

Adviser

Kurv Investment Management LLC, located at 1 Letterman Drive, Building C, Suite 3-500, San Francisco, CA 94129 serves as the investment adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide investment advisory services to registered investment companies. In addition, Kurv Investment Management LLC developed the investment strategy for the Fund. Kurv Investment Management LLC is a wholly owned subsidiary of Kurv Investment, Inc.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance.

The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the business affairs of the Fund, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust. For the services the Adviser provides to the Fund, the Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) will not exceed 0.99% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

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Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. Shareholders will be notified of any sub-adviser changes.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser will be available in the Fund’s – Annual Report to Shareholders for the fiscal period ended November 30, 2023.

Sub-Adviser

NEOS Investment Management, LLC, located at 13 Riverside Ave, Westport, CT 06880 serves as the investment sub-adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide sub-advisory services to registered investment companies.

The Sub-Adviser was formed in 2022 and provides investment advisory services to exchange-traded funds, including the Fund. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, out of the fee the Adviser receives from the Fund.

A discussion regarding the basis for the Board’s renewal of the sub-advisory agreement with the Sub-Adviser will be available in the Annual Report for the Fund for the fiscal period ended November 30, 2023.

Portfolio Managers

Garrett Paolella, Troy Cates and Ryan Houlton are primarily responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing the index investment strategy, and overseeing personnel at the Adviser who have more limited responsibilities.

Garrett Paolella has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Troy Cates has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Cates was an officer and portfolio manager at Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Ryan Houlton has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Houlton was head of trading and operations at Mirae Asset Global Investments and an operations manager at State Street.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

SHAREHOLDER INFORMATION

Determination of NAV

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time) on the NYSE.

The values of the Fund’s portfolio securities are based on the securities’ closing prices on their local principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Adviser, in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees of the Trust. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

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Buying and Selling Exchange-Traded Shares

Authorized Participants

The Fund issues and redeems Shares at NAV only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

Investors

Individual Fund shares may only be bought and sold by investors including APs in the secondary market through a broker or dealer at a market price. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because the Fund’s shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the bid-ask spread). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website (www.kurvinvest.com).

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

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Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.

For More Information:

Existing Shareholders or Prospective Investors

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Dealers

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by the Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

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DISTRIBUTIONS

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly.

The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Dividend Reinvestment Service

Brokers may make available the Depository Trust Company book-entry dividend reinvestment service to their customers who own Fund Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

TAX INFORMATION

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

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Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

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Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations as of the date of this Prospectus, no financial highlights information is available.

Information provided to or filed with the SEC by Underlying Issuer pursuant to the Exchange Act, including the financial statements of Underlying Issuer in its Form 10-K, can be located by reference to the SEC file number noted below through the SEC’s website at www.sec.gov:

Underlying Issuer	SEC File Number
NVDA	0-23985

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters, or since inception, as applicable, can be found at the Fund’s website at www.kurvinvest.com.

Investment Adviser Kurv Investment Management LLC 1 Letterman Drive, Building C, Suite 3-500 San Francisco, CA 94129	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103
Sub-Adviser NEOS Investment Management, LLC 13 Riverside Ave Westport, CT 06880	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian	Legal Counsel
U.S. Bank, N.A. 1555 N. Rivercenter Drive, MK-WI-S302 Milwaukee, WI 53212	Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington D.C., 20036

Distributor
Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

DISCLAIMERS

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

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ADDITIONAL INFORMATION

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. Information about the Fund can be reviewed on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. These documents and other information concerning the Trust also may be inspected at Three Canal Plaza, Suite 100, Portland, Maine 04101, (9 a.m. to 6 p.m. Eastern Time). You can also obtain information about the Fund by calling at no cost 1-833-955-KURV (5878).

Investment Company Act File No. 811-23645.

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PROSPECTUS

October 18, 2023

Kurv Yield Premium Strategy Palantir (PLTR) ETF (Ticker: PLTP) - Shares are not currently offered

Principal U.S. Listing Exchange for the Fund: Cboe BZX Exchange, Inc.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Kurv Yield Premium Strategy Palantir (PLTR) ETF (TICKER: PLTP) - SUMMARY

Investment Objective

The Kurv Yield Premium Strategy Palantir (PLTR) ETF (the “Fund”) seeks to provide current income.

The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Palantir Technologies Inc. (“PLTR” or “Palantir”), subject to a limit on potential investment gains.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). The fees are expressed as a percentage of the Fund’s average daily net assets. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	1.15%
Distribution and/or Service (12b-1) Fees	none
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	1.15%
Fee Waiver(2)	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	0.99%

(1)	Other Expenses are estimated for the Fund’s initial fiscal year.
(2)	The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in mutual funds and other exchange traded funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The figures shown would be the same whether or not you sold your Shares at the end of each period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$117	$366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund does not have any portfolio turnover because it has not yet launched.

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Principal Investment Strategies

The Fund is an actively managed exchange traded fund that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the common stock of Palantir Technologies Inc. (“PLTR”); however the strategy limits potential investment gains related to share price appreciation. The Fund seeks to employ its investment strategy as it relates to PLTR in all market, economic, or other conditions. The Fund uses a synthetic covered call strategy to provide (1) income derived from options premiums and (2) exposure to the share price returns of PLTR, subject to a limit on potential share price returns on PLTR as a result of the nature of the options strategy it employs. To replicate the returns of the underlying stock, the Sub-Adviser will purchase at the money call options and sell put options with the same expiration date and the same strike price that may range from 1-12 months from expiry. The Fund from time to time may also invest directly in shares of PLTR. In implementing the strategy, the Sub-Adviser actively manages the direct and synthetic long position of the Fund, deciding among other things the pricing and expiry of the call and put options used. The combined exposure to PLTR shares created by synthetic long positions achieved through options and any direct investment in shares will not exceed 100% of the net assets of the fund. In addition, the Sub-Adviser makes active decisions for the Fund regarding how to gain long exposure via long stock positions or synthetic long positions or a combination of both. Options contracts must be exercised or traded to close within a specified time frame before the options contract expires. The Fund may hold cash and cash equivalents and/or the underlying stock from time to time when there are disruptions in the options markets making it difficult or impractical to employ a covered call strategy to synthetically track the underlying stock. In such situations, the Fund may better track the performance of the underlying stock by holding it directly until disruptions in the options markets cease. In addition to achieving a long position in PLTR stock, either synthetically or through purchasing shares, the fund will hold positions in PLTR options contracts as described below.

For more information, see sections “The Fund’s Use of PLTR Option Contracts” and “Synthetic Covered Call Strategy” below.

An investment in the Fund is not an investment in PLTR. The strategy employed to construct the Fund’s portfolio is designed to generate income; however the Fund may not fully participate in gains in PLTR’s stock price. The use of options in the Fund’s strategy will limit any share price gains in PLTR but the Fund remains subject to all potential share price losses in PLTR which may not be offset by income the Fund receives. The performance of the Fund’s shares may exceed, substantially track or trail the performance of PLTR because the options transactions that the Fund enters may outperform or underperform the underlying stock’s performance.

The Fund’s investment adviser is Kurv Investment Management LLC (“Kurv” or the “Adviser”) and the investment sub-adviser is NEOS Investment Management LLC (“NEOS” or the “Sub-Adviser”).

PLTR Option Contracts

As part of the Fund’s synthetic covered call strategy, the Fund purchases and sells a combination of standardized exchange-traded and/or FLexible EXchange® (“FLEX”) call and put option contracts that are based on the value of the price returns of PLTR. The Fund will purchase call options and sell put options generally with 1-month to 12-month terms.

Standardized exchange-traded options include standardized terms. FLEX options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX options, see “Additional Information about the Fund – Exchange Traded Options Portfolio.”

All options contracts used by the Fund are based on the value of PLTR, which gives the Fund the right or obligation to receive or deliver shares of PLTR on the expiration date of the applicable option contract in exchange for the stated strike price, depending on whether the option contract is a call option or a put option, and whether the Fund purchases or sells the option contract. The Adviser may actively manage the written and purchased call options prior to expiration to potentially capture gains and minimize losses for the Fund due to the movement of PLTR.

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Synthetic Covered Call Strategy

In seeking to achieve its investment objective, the Fund implements a “synthetic covered call” strategy using either stock and/or the standardized exchange-traded and/or FLEX options described above. The Fund’s synthetic covered call strategy consists of the following three elements, which are described in more detail below:

●	Cash and/or Synthetic long exposure to PLTR, which allows the Fund to seek to participate in the changes, up or down, in the price of PLTR’s stock.

●	Covered call writing (where PLTR call options are sold against the cash and/or synthetic long portion of the strategy), which allows the Fund to generate income.

●	Short-dated fixed income instruments, which are used for collateral for the options, and which also generate income.

Cash and/or Synthetic Long Exposure

The Fund may gain long exposure via purchasing PLTR shares or creating a synthetic long position. To achieve a synthetic long exposure to PLTR, the Fund buys PLTR call options and, simultaneously, sells PLTR put options to try to replicate the price movements of PLTR. The combination of the long call options and sold put options seek to provide the Fund with investment exposure equal to approximately 100% of PLTR for the duration of the applicable options exposure. The call options the Fund buys and the put options it sells will be at the same strike price in the same amount and have the same expiration.

Covered Call Writing

As part of its strategy, the Fund writes (sells) call option contracts on PLTR to generate income. If the fund gains long exposure synthetically, since the Fund does not directly own PLTR, these written call options will be sold short (i.e., selling a position it does not currently own).

It is important to note that the sale of the PLTR call option contracts will limit the Fund’s participation in the appreciation in PLTR’s stock price. If the stock price of PLTR increases, the above-referenced synthetic and/or holding the underlying stock directly would allow the Fund to experience similar percentage gains. However, if PLTR’s stock price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long stock exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long stock exposure to PLTR and the sold (short) PLTR call positions) will limit the Fund’s participation in gains in the PLTR stock price beyond a certain point.

When the Fund engages in covered call writing with respect to PLTR, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase PLTR on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. The notional principal amount of written call options will not exceed the principal amount of the synthetic or long stock position in PLTR.

Short-dated Fixed Income Instruments

The Fund holds cash and short-term fixed income securities as collateral in connection with the Fund’s synthetic covered call strategy. The Fund earns interest income on these holdings, which will be driven by interest rates at the time of investment. Short-term fixed income securities may be debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated U.S. corporate debt, floating-rate notes, money market funds and short-term U.S. fixed income ETFs. Any instrument held by the Fund will be rated investment grade or of comparable quality.

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Fund’s Monthly Distributions

The Fund seeks to provide monthly income in the form of distributions to shareholders. The Fund seeks to generate such income which consists of two primary components, as follows:

●	Premium from writing (selling) call option contracts on PLTR as described above. This income made on the Fund’s options transactions will depend on the volatility of PLTR and thus its price return. PLTR stock, although other factors, including interest rates, will also impact the level of income.

●	Interest from investing in short-term fixed income securities. This income will be driven by interest rates at the time of investment.

To the extent the Fund holds shares of PLTR directly, income may also be generated from dividend distributions.

Fund’s Return Profile vs PLTR

For the reasons stated above, the Fund’s performance will differ from that of PLTR’s stock price. The performance differences will depend on, among other things, the price of PLTR, changes in the price of the PLTR options contracts the Fund has purchased and sold, the extent to which PLTR owns shares directly and changes in the value of the fixed income securities in the portfolio.

Below is a chart plot showing the expected return profile of a share of the Fund as compared to the underlying stock:

The above payoff graph illustrates the option position’s total profit or loss (y-axis) depending on the price of the underlying stock (x-axis). The strike price of an option is the price at which a put or call option can be exercised. “Breakeven point” is the stock purchase price minus the premium received from call option sale. The maximum profit potential of a covered call is achieved if the stock price is at or above the strike price of the call at expiration. Maximum profit is equal to the premium received from the call option sale plus the difference between the strike price and the stock purchase price. Profit potential is capped and remains constant when the stock price is greater than the strike price.

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Below the strike price, the line slopes downward as the payoff falls in proportion with the stock price. If the underlying stock price is below the breakeven price at expiration, the covered call strategy will result in a loss. The loss will be equal to the ending stock price minus the stock purchase price plus the call option premium received.

The graph is included to illustrate a covered call strategy. Because the fund may sell call options with a variety of expiration dates and strikes, the actual profile of that strategy may vary from that depicted in the charts. For example, the income earned from the sale of options can vary relative to a comparative stock position where calls have not been sold and the reduced upside potential could begin at a higher, or lower stock position level than depicted above.

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Fund Portfolio

The Fund’s principal holdings are described below:

The Kurv Yield Premium Strategy Palantir (PLTR) ETF
Portfolio Holdings (All options are based on the value of PLTR)	Investment Terms	Expected Target Maturity
Purchased call option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of PLTR at the time of purchase) to provide exposure to positive price returns of PLTR.

If the stock of PLTR increases, these options will generate corresponding increases to the Fund.

1-month to one-year expiration dates
Sold put option contracts

“at-the-money” (i.e., the strike price is equal to the then-current share price of PLTR at the time of sale).

They are sold to help pay for the purchased call options described above.

However, the sold put option contracts provide exposure to the full extent of any share price losses experienced by PLTR.

1-month to one-year expiration dates
Sold (short) call option contracts

“out-of-the-money” (i.e., the strike price is approximately 5%-15% more than the then- current share price of PLTR at the time of sale).

They may generate current income. However, they also limit some potential positive returns that the Fund may have otherwise experienced. Selling short call option will generate a loss for the Fund if the underlying stock moves higher through the strike price of the call option contract.

1-month to one-year expiration dates
PLTR Shares	Shares of PLTR	N/A
Short-term Fixed Income Instruments and Cash

Fixed Income Instruments of varying maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Fixed Income Instruments include debt instruments issued by the U.S. government (e.g., Treasury, T-bills and TIPS), U.S. agency debt, commercial paper, short-dated corporate debt, floating-rate notes, money market funds and short-term fixed income ETFs. The maturity of the short-term instruments is less than 1-year.

These instruments may be used as collateral for the Fund’s derivative investments.

They may also generate income.

Average portfolio duration of this Fund normally varies from zero to three years. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

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The market value of the cash and fixed income securities held by the Fund are expected to be between 50% and 100% of the Fund’s net assets and the market value of the options package is expected to be between 0% and 50% of the Fund’s net assets.

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to PLTR’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of PLTR.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is a unique investment product that may not be suitable for all investors. An investor should consider investing in the Fund if it, among other reasons, fully understands the risks inherent in an investment in the Fund’s Shares. There is no guarantee that the Fund, in the future will provide the opportunity for upside participation to the price exposure of underlying. There may be limits on upside participation to the price exposure of underlying under certain market conditions.

The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by PLTR over the call period. This means that if PLTR experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform PLTR over the call period.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

Palantir Technologies Inc.

Palantir’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be affected by a number of factors, whether currently known or unknown, including those described below. When any one or more of these risks materialize from time to time, the company’s business, reputation, results of operations and financial condition, as well as the price of the company’s stock, can be materially and adversely affected.

THE FUND, TRUST, ADVISER, AND SUB-ADVISER ARE NOT AFFILIATED WITH PALANTIR TECHNOLOGIES INC.

Due to the Fund’s investment strategy, the Fund’s investment exposure is concentrated in the same industry as that assigned to PLTR. As of the date of the Prospectus, PLTR is assigned to the software-infrastructure industry.

This Prospectus relates only to the Fund shares offered hereby and is not a prospectus for the common stock or other securities of PLTR. The common stock of Palantir Technologies Inc. (PLTR) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by PLTR pursuant to the Exchange Act can be located at the SEC’s website at www.sec.gov. In addition, information regarding PLTR may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.

Palantir Risk. Palantir has a history of losses. It has reported that it anticipates operating expenses will continue to increase in the future, and it may not be able to achieve or maintain profitability in the future. Palantir may not be able to sustain its revenue growth rate. Palantir’s sales efforts involve considerable time and expense and our sales cycle is often long and unpredictable. A limited number of customers account for a substantial portion of its revenue. Palantir’s results of operations and our key business measures are likely to fluctuate significantly on a quarterly basis. Palantir’s platforms are complex and may have a lengthy implementation process and it may not successfully develop and deploy new technologies to address the needs of its customers. Palantir may be unable to hire, retain, train, and motivate qualified personnel and senior management and deploy its personnel and resources to meet customer demand. Unfavorable news or social media coverage may harm Palantir’s reputation and business. Its exclusive arrangements or unique terms with customers or partners may result in significant risks or liabilities to the company. Palantir faces intense competition in our markets. It may not enter into relationships with potential customers if it considers their activities to be inconsistent with its organizational mission or values.

Breach of the systems of any third parties upon which Palantir relies, its customers’ cloud or on-premises environments, or its internal systems or unauthorized access to data our significant risks. Palantir has made and may continue to make strategic investments to support key business initiatives, including in privately-held and publicly-traded companies, as well as alternative investments, and it may not realize a return on these investments. Issues raised by the use of artificial intelligence in its platforms may result in reputational harm or liability. Palantir depends on computing infrastructure of third parties and they may experience errors, disruption, performance problems, or failure. The company may fail to adequately obtain, maintain, protect, and enforce our intellectual property and other proprietary rights and may be subject to intellectual property rights claims. There may be real or perceived errors, failures, defects, or bugs in its platforms.

Palantir’s business is subject to complex and evolving U.S. and non-U.S. laws and regulations regarding privacy, data protection and security, technology protection, and other matters. Non-U.S. sales and operations subject the company to additional risks and regulations and it may encounter unfavorable outcomes in legal, regulatory, and administrative inquiries and proceedings. Palantir may fail to receive and maintain government contracts or there may be changes in the contracting or fiscal policies of the public sector. Its customer contracts may be terminated by the customer at any time for convenience and may contain other provisions permitting the customer to discontinue contract performance. There may be a decline in the U.S. and other government budgets, changes in spending or budgetary priorities, or delays in contract awards.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

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Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of PLTR above the exercise prices of the written options, but will continue to bear the risk of declines in the value of PLTR. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the PLTR above the exercise prices of such options, but will continue to bear the risk of declines in the value of the PLTR. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with PLTR. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Risk. There are risks associated with the sale and purchase of call and put options. As a seller (writer) of a put option, the Fund will tend to lose money if the value of the reference index or security falls below the strike price. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

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Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by PLTR over the call period. This means that if PLTR experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform PLTR over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by PLTR over each call period, but has full exposure to any decreases in value experienced by PLTR over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of PLTR. The degree of participation in PLTR gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of PLTR, changes in interest rates, changes in the actual or perceived volatility of PLTR and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of PLTR changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of PLTR. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the PLTR will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by PLTR. When an investor purchases and sells shares of the Fund, such purchases and sales may affect the investor’s performance in light of the Fund’s share price trailing, tracking or outperforming the underlying stock. For example, if an investor purchases shares or sells shares of the Fund immediately prior to, after or during the period the Sub-Adviser is entering in covered call transactions for the Fund may heighten the difference between the share price of that investor’s shares and the performance the underlying stock over the period the investor owns Fund shares.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Software and Information Technology Company Risks. The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the software and information technology sector. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (PLTR), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

Performance:

Because the Fund has not yet launched, the performance section is omitted. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Kurv Investment Management LLC

Sub-Adviser: NEOS Investment Management, LLC

Portfolio Managers: Garrett Paolella (since October, 2023), Troy Cates (since October, 2023) and Ryan Houlton (since October, 2023), each of whom is employed by the Sub-Adviser, serve as portfolio managers for the Fund.

Purchase and Sale of Fund Shares: The Fund is an ETF. Individual Shares of the Fund may only be bought and sold in the secondary market (i.e., on a national securities exchange) through a broker-dealer at a market price. Because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (at a premium), at NAV or less than NAV (at a discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares of the Fund (ask) when buying or selling Shares in the secondary market (the “bid-ask spread”). The bid-ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if the Fund’s Shares have more trading volume and market liquidity and higher if the Fund’s Shares have little trading volume and market liquidity. Recent information regarding the Fund, including its NAV, market price, premiums and discounts, and bid/ask spreads, is available on the Fund’s website at www.kurvinvest.com.

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Tax Information: The Fund’s distributions will be taxable to you, generally as ordinary income unless you are invested through a tax-advantaged arrangement, such as a 401(k) plan, IRA or other tax-advantaged account; in such cases, you may be subject to tax when assets are withdrawn from such tax-advantaged arrangement. A sale of Shares may result in capital gain or loss.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Shares of the Fund through a broker-dealer or other financial intermediary (such as a bank) (an “Intermediary”), the Adviser and/or its related companies may pay the Intermediary for the sale of Shares and related services. These payments may create a conflict of interest by influencing the Intermediary and your salesperson to recommend the Fund over another investment. Any such arrangements do not result in increased Fund expenses. Ask your salesperson or visit the Intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Principal Investment Strategies

Kurv Yield Premium Strategy Palantir (PLTR) ETF (the “Fund”) seeks current income. The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of PLTR, subject to a limit on potential investment gains.

The Fund’s investment objective can be changed by the Board of Trustees (the “Board”) of NEOS ETF Trust (the upon sixty days’ written notice to shareholders). An investment objective is fundamental if it cannot be changed without the consent of the holders of a majority of the outstanding Shares. No Fund’s investment objective has been adopted as a fundamental investment policy and therefore the Fund’s investment objective may be changed without the consent of that Fund’s shareholders upon approval by the Board and written notice to shareholders.

Additional Information Regarding Investment Techniques and Policies:

Synthetic Exposure to Underlying Stock Price Returns

●	The Fund purchases call option contracts on the underlying stocks generally having one-month to one-year terms and strike prices equal to the then-current price of the underlying stocks at the time of the purchases to provide the Fund’s exposure to the upside price returns of the underlying stocks. As a buyer of call option contracts, the Fund pays a premium to the seller of the options contracts to obtain the right to participate in the price returns of the underlying stock beyond the strike price of the purchased call option contract at expiration (or earlier, if the Fund closes the option contract prior to expiration); and

●	The Fund simultaneously sells put option contracts on the underlying stock to help pay the premium of the purchased call option contracts on the underlying stocks described above. The Fund sells put option contracts that also generally have one- month to one-year terms and strike prices equal to the then-current price of the underlying stock at the time of the sales to provide the Fund exposure to the downside price returns of the underlying stock. As a seller of a put option contract, the Fund receives a premium from the buyer of the option contract in exchange for the Fund’s obligation, if exercised, to purchase the underlying stock at the strike price if the buyer exercises the option contract.

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●	The combination of the purchased call options and the sold put options provides the Fund with investment exposure equal to approximately 100% of underlying stock for the duration of the applicable options exposure.

Cash Exposure to Underlying Stock Price Returns

●	The Fund may purchase the underlying stock to gain long exposure.

Generating Monthly Income

●	The Fund sells call option contracts that are based on the value of underlying stock to generate income via option premiums. On a monthly basis or more frequently, the Fund will sell call option contracts on the underlying stock with expiration dates of approximately one-month to one-year terms at strike prices that are approximately equal to 5%-15% above the then-current share price of the underlying stock. By doing so, the Fund gives up the potential to fully participate in the underlying stock gains, if any, beyond the strike price of the sold call options in exchange for income received in the form of call option premium. If the price of the underlying stock is less than the call option’s strike price at the expiration of the contract, the option contract will expire worthless and the Fund’s return on the sold call position will be the premium originally received for selling the option contract. If the price of the underlying stock is greater than the strike price at the expiration of the option contract, the Fund will forgo all of the returns that exceed the strike price of the option contract, and there will be a cost to “close out” the now in-the-money call options. The short call options are “closed out” (repurchased) prior to their expiration so that the Fund will not get assigned the, now, in-the-money call options. At times the call options may be “rolled” instead of simply closed. This is to say, new call options are simultaneously sold to open a new short call position, while the previously sold calls are repurchased to close out the original short call position.

●	The Fund purchases short-dated fixed income instruments with maturities selected primarily based on their ability to deliver consistent income, subject to prudent risk management. Short-dated fixed income instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund’s sale of call option contracts to generate income limits the degree to which the Fund will participate in increases in stock price of the underlying stock. This means that if the underlying stock experiences an increase in stock price, the Fund will likely not experience that increase to the same extent (i.e., there is no participation beyond the level of the strike price of the sold call option contracts) and may result in the Fund significantly underperforming the underlying stock. The degree of participation in the underlying stock gains will depend on the strike price of the short call option contracts and prevailing market conditions, especially market volatility, at the time the Fund sells the call option contracts. The potential for upside returns on the underlying stock will also depend on whether the Fund fully “covers” its potential upside price return exposure to the underlying stock by virtue of its sold call option contracts. If the Fund fully covers the upside price return exposure to the underlying stock, the Fund’s potential upside to the underlying stock’s price returns will be completely capped at the sold call options’ strike price, meaning the Fund may forgo all price returns experienced by the underlying stock beyond the strike price. If the Fund partially covers its potential upside return exposure with the sold call option, the Fund will have muted returns beyond the strike price of the sold call option to the extent that the underlying stock’s share price appreciates beyond the strike price. If the fund holds shares of the underlying stock, stock dividend may also generate additional income.

The sale of call option contracts will offset losses experienced by an underlying stock only to the extent of premiums received from such sold call option contracts. The Fund expects to participate in all the underlying stock price return losses over the duration of the options contracts (e.g., if the underlying stock decreases in value by 5%, the Fund should be expected to decrease in value by approximately 5%, before Fund fees and expenses) beyond the income received from the sold call option contract premiums.

There is no guarantee that the Fund’s investment strategy will be properly implemented, and an investor may lose some or all of its investment. In addition, an investor may lose its investment even if the strategy is properly implemented.

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The Fund’s NAV is dependent on the value of the Fund’s options contracts, which are based principally upon the share price of the underlying stock, the volatility of the underlying stock, which influences short call prices, and the time remaining until the expiration date of the short call option contracts. The Fund’s synthetic long exposure strategy will effectively allow that portion of the Fund’s assets to move in synch with the daily changes in the underlying stock’s stock price.

However, the Fund’s participation in the potential upside in the underlying stock returns is limited by virtue of its sold option contract positions. The degree to which a shareholder may benefit from the upside exposure to the underlying stock obtained by the Fund will depend on the time at which the investor purchases Shares of the Fund and the price movements of the underlying stock. At any given time, there may be limited upside potential. If the price of the underlying stock is near or has exceeded the strike price of the Fund’s sold call option contracts when an investor purchases Shares, such investor may have little to no upside potential remaining until the current short calls are replaced by a new set of short call, as well as remain vulnerable to significant downside risk, including the loss of their entire investment.

Exchange Traded Options Portfolio

The Fund purchases and sells a combination of call and put exchange traded options contracts. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined price.

FLEX options are customized options contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of “over-the-counter” (“OTC”) options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts.

The FLEX options in which the Fund may invest are all European style options (options that are exercisable only on the expiration date). The FLEX options are listed on the Chicago Board Options Exchange.

The Fund will use the market value of its derivatives holdings for the purpose of determining compliance with the 1940 Act and the rules promulgated thereunder. Since the options held by the Fund are exchange-traded, these will be valued on a mark-to-market basis. In the event market prices are not available, the Fund will use fair value pricing pursuant to the fair value procedures adopted by the Board.

Investments by Registered Investment Companies

Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. However, registered investment companies are permitted to invest in other investment companies beyond the limits set forth in Section 12(d)(1) in recently adopted rules under the 1940 Act, subject to certain conditions. The Fund may rely on Rule 12d1-4 of the 1940 Act, which provides an exemption from Section 12(d)(1) that allows the Fund to invest beyond the limits set forth in Section 12(d)(1) if the Fund satisfies certain conditions specified in Rule 12d1-4, including, among other conditions, that the Fund and its advisory group will not control (individually or in the aggregate) an acquired fund (e.g., hold more than 25% of the outstanding voting securities of an acquired fund that is a registered open-end management investment company).

The Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to PLTR’s underlying stock and financial instruments with economic characteristics that provide exposure to the performance of PLTR.

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PRINCIPAL RISKS OF INVESTING IN THE FUND

Palantir Risk. Palantir has a history of losses. It has reported that it anticipates operating expenses will continue to increase in the future, and it may not be able to achieve or maintain profitability in the future. Palantir may not be able to sustain its revenue growth rate. Palantir’s sales efforts involve considerable time and expense and our sales cycle is often long and unpredictable. A limited number of customers account for a substantial portion of its revenue. Palantir’s results of operations and our key business measures are likely to fluctuate significantly on a quarterly basis. Palantir’s platforms are complex and may have a lengthy implementation process and it may not successfully develop and deploy new technologies to address the needs of its customers. Palantir may be unable to hire, retain, train, and motivate qualified personnel and senior management and deploy its personnel and resources to meet customer demand. Unfavorable news or social media coverage may harm Palantir’s reputation and business. Its exclusive arrangements or unique terms with customers or partners may result in significant risks or liabilities to the company. Palantir faces intense competition in our markets. It may not enter into relationships with potential customers if it considers their activities to be inconsistent with its organizational mission or values.

Breach of the systems of any third parties upon which Palantir relies, its customers’ cloud or on-premises environments, or its internal systems or unauthorized access to data our significant risks. Palantir has made and may continue to make strategic investments to support key business initiatives, including in privately-held and publicly-traded companies, as well as alternative investments, and it may not realize a return on these investments. Issues raised by the use of artificial intelligence in its platforms may result in reputational harm or liability. Palantir depends on computing infrastructure of third parties and they may experience errors, disruption, performance problems, or failure. The company may fail to adequately obtain, maintain, protect, and enforce our intellectual property and other proprietary rights and may be subject to intellectual property rights claims. There may be real or perceived errors, failures, defects, or bugs in its platforms.

Palantir’s business is subject to complex and evolving U.S. and non-U.S. laws and regulations regarding privacy, data protection and security, technology protection, and other matters. Non-U.S. sales and operations subject the company to additional risks and regulations and it may encounter unfavorable outcomes in legal, regulatory, and administrative inquiries and proceedings. Palantir may fail to receive and maintain government contracts or there may be changes in the contracting or fiscal policies of the public sector. Its customer contracts may be terminated by the customer at any time for convenience and may contain other provisions permitting the customer to discontinue contract performance. There may be a decline in the U.S. and other government budgets, changes in spending or budgetary priorities, or delays in contract awards.

Active Management Risk. The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Call Writing Strategy Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of PLTR above the exercise prices of the written options, but will continue to bear the risk of declines in the value of PLTR. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stock over time. In addition, the Fund’s ability to sell shares of the underlying stock will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.

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The covered call strategy may be subject to imperfect matching or price correlation between the written options and the Underlying Fund, which could reduce the Fund’s returns. Exchanges may suspend the trading of options (for example due to volatile markets or if trading in the underlying stock is halted). If trading is suspended, the Fund may be unable to write or purchase options at times that may be desirable or advantageous to the Fund to do so. If the Fund is unable to extinguish the option position before exercise, the Fund may be required to deliver the corresponding shares of the underlying stock, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, this could lead to re-purchasing shares of the underlying stock or selling the corresponding options at a less favorable price than the fund might have received had the options been extinguished.

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Covered Call Option Writing Risk. By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of PLTR above the exercise prices of such options, but will continue to bear the risk of declines in the value of PLTR. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Credit Risk. The risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations.

Cybersecurity and Disaster Recovery Risks. In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

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Cybersecurity failures or breaches by the Fund’s third party service providers (including, but not limited to, the adviser, the sub-adviser, distributor, custodian, transfer agent, and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset or rate. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the U.S. equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Exchange Traded Fund Structure Risk. The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

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●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Interest Rate Risk. The risk that fixed income securities and dividend paying equity securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration.

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with PLTR. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. The current novel coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment. Therefore, the Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk. The Adviser has only recently commenced managing ETFs. ETFs and their advisers are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, and the Internal Revenue Code that do not apply to the adviser’s management of other types of individual and institutional accounts. As a result, investors do not have a long-term track record of managing a mutual fund or ETF from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk. The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk. The Fund is non-diversified. This means that the Fund, unlike a diversified fund, will have a larger portion of its assets exposed to the performance of a single stock than a diversified fund. Because a relatively high percentage of the Fund’s assets will be exposed to the performance of a single stock related to one economic sector, the Fund’s portfolio may be more susceptible to any single economic, or regulatory occurrence than the portfolio of a diversified fund.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, the value of the options contracts in which the Fund invests are substantially influenced by the value of the applicable underlying stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. The options held by the Fund is exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values options contracts and the reference asset, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, as the Fund intends to continuously maintain exposure to the applicable underlying stock through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Fund may experience losses.

Pandemics Risk. An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

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Portfolio Turnover Risk. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, which may affect the Fund’s performance.

Price Participation Risk. The Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by PLTR over the call period. This means that if PLTR experiences an increase in value above the strike price of the sold call options during a call period, the Fund will likely not experience that increase to the same extent and may significantly underperform PLTR over the call period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by PLTR over each call period, but has full exposure to any decreases in value experienced by PLTR over the call period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of PLTR. The degree of participation in PLTR gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from call period to call period. The value of the options contracts is affected by changes in the value and dividend rates of PLTR, changes in interest rates, changes in the actual or perceived volatility of PLTR and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of PLTR changes and time moves towards the expiration of each call period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of PLTR. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the PLTR will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by PLTR.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Software and Information Technology Company Risks. The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the software and information technology sector. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (PLTR), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk. The Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by the Fund.

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The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

US Treasury Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Valuation Risk. The price the Fund could receive upon the sale of a security or other asset may differ from the Fund’s valuation of the security or other asset and from the value used by the Underlying Index, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology as a result of trade suspensions or for other reasons. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when shareholders will not be able to purchase or sell the Fund’s shares. Authorized Participants who purchase or redeem Fund shares on days when the Fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the Fund not fair-valued securities or used a different valuation methodology. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

FUND WEBSITE AND DISCLOSURE OF PORTFOLIO HOLDINGS

The Adviser maintains a website for the Fund at www.kurvinvest.com. Among other things, this website includes the Fund’s prospectus and Statement of Additional Information (“SAI”), and includes the Fund’s holdings, the Fund’s last annual and semi-annual reports, pricing information about shares trading on the Exchange, updated performance information, premiums and discounts, and bid/ask spreads. The Fund’s annual and semi-annual reports contain complete listings of the Fund’s portfolio holdings as of the end of the Fund’s second and fourth fiscal quarters. The Fund prepares a report on Form N-PORT of its portfolio holdings as of the end of each month. The Fund’s annual and semi-annual reports are filed with the SEC within 60 days of the end of the reporting period and the Fund’s monthly portfolio holdings are filed with the SEC within 60 days after the end of each fiscal quarter. You can find the SEC filings on the SEC’s website, www.sec.gov. A summarized description of the NEOS ETF Trust’s policies and procedures with respect to the disclosure of Fund portfolio holdings is available in the Fund’s SAI. Information on how to obtain the SAI is listed on the inside back cover of this prospectus.

FUND MANAGEMENT

Adviser

Kurv Investment Management LLC, located at 1 Letterman Drive, Building C, Suite 3-500, San Francisco, CA 94129 serves as the investment adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide investment advisory services to registered investment companies. In addition, Kurv Investment Management LLC developed the investment strategy for the Fund. Kurv Investment Management LLC is a wholly owned subsidiary of Kurv Investment, Inc.

Under an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advisory services to the Fund primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance.

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The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the business affairs of the Fund, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust. For the services the Adviser provides to the Fund, the Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 1.15% of the average daily net assets of the Fund.

Under the investment advisory agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund until December 31, 2024, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser) will not exceed 0.99% of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the Adviser.

Pursuant to an SEC exemptive order and subject to the conditions of that order, the Adviser may, with Board approval but without shareholder approval, change or select new sub-advisers, materially amend the terms of an agreement with a sub-adviser (including an increase in its fee), or continue the employment of a sub-adviser after an event that would otherwise cause the automatic termination of services. Shareholders will be notified of any sub-adviser changes.

A discussion regarding the basis for the Board’s approval of the investment advisory agreement with the Adviser will be available in the Fund’s – Annual Report to Shareholders for the fiscal period ended November 30, 2023.

Sub-Adviser

NEOS Investment Management, LLC, located at 13 Riverside Ave, Westport, CT 06880 serves as the investment sub-adviser to the Fund. The Adviser is a Delaware limited liability company formed in 2022 to provide sub-advisory services to registered investment companies.

The Sub-Adviser was formed in 2022 and provides investment advisory services to exchange-traded funds, including the Fund. The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser, subject to the supervision of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, out of the fee the Adviser receives from the Fund.

A discussion regarding the basis for the Board’s renewal of the sub-advisory agreement with the Sub-Adviser will be available in the Annual Report for the Fund for the fiscal period ended November 30, 2023.

Portfolio Managers

Garrett Paolella, Troy Cates and Ryan Houlton are primarily responsible for the day-to-day management of the Fund. The Portfolio Managers are responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, implementing the index investment strategy, and overseeing personnel at the Adviser who have more limited responsibilities.

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Garrett Paolella has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Troy Cates has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Cates was an officer and portfolio manager at Paolella was an officer and portfolio manager at Harvest Volatility Management, Horizons ETFs USA and Recon Capital Partners.

Ryan Houlton has been employed by the Adviser since it was founded in 2020. Prior to that, Mr. Houlton was head of trading and operations at Mirae Asset Global Investments and an operations manager at State Street.

The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed, and ownership of Fund shares.

SHAREHOLDER INFORMATION

Determination of NAV

The NAV per Share for the Fund is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fee, are accrued daily and taken into account for purposes of determining NAV. The NAV of the Fund is determined each business day as of the close of trading (ordinarily 4:00 p.m. Eastern time) on the NYSE.

The values of the Fund’s portfolio securities are based on the securities’ closing prices on their local principal markets, where available. In the absence of a last reported sales price, or if no sales were reported, and for other assets for which market quotes are not readily available, values may be based on quotes obtained from a quotation reporting system, established market makers or by an outside independent pricing service. Prices obtained by an outside independent pricing service use information provided by market makers or estimates of market values obtained from data related to investments or securities with similar characteristics and may use a computerized grid matrix of securities and its evaluations in determining what it believes is the fair value of the portfolio securities. If a market quotation for a security is not readily available or the Adviser believes it does not otherwise accurately reflect the market value of the security at the time the Fund calculates its NAV, the security will be fair valued by the Adviser, in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees of the Trust. The Fund may also use fair value pricing in a variety of circumstances, including but not limited to, situations where the value of a security in the Fund’s portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of the security.

Buying and Selling Exchange-Traded Shares

Authorized Participants

The Fund issues and redeems Shares at NAV only in Creation Units. Only Authorized Participants (“APs”) may acquire Shares directly from the Fund, and only APs may tender their Shares for redemption directly to the Fund, at NAV. APs must be (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC, a clearing agency that is registered with the SEC; or (ii) a Depository Trust Company (“DTC”) participant (as discussed below). In addition, each AP must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Once created, Shares trade in the secondary market in quantities less than a Creation Unit.

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Investors

Individual Fund shares may only be bought and sold by investors including APs in the secondary market through a broker or dealer at a market price. Shares are listed for trading on the secondary market on the Exchange and can be bought and sold throughout the trading day like other publicly traded securities.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Because the Fund’s shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of the Fund (bid) and the lowest price a seller is willing to accept for shares of the Fund (ask) when buying or selling shares in the secondary market (the bid-ask spread). Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads, is available on the Fund’s website (www.kurvinvest.com).

Book Entry

Shares are held in book-entry form, which means that no stock certificates are issued. DTC or its nominee is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. DTC’s participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” through your brokerage account.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Trust on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (“Securities Act”), may occur at any point. Broker dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.

For example, a broker dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Transfer Agent, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary trading transactions), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with Shares that are part of an overallotment within the meaning of Section 4(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Exchange is satisfied by the fact that the prospectus is available at the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

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In addition, certain affiliates of the Fund and the Adviser may purchase and resell Fund shares pursuant to this Prospectus.

For More Information:

Existing Shareholders or Prospective Investors

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Dealers

Kurv ETFs

c/o Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Distribution and Service Plan

The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

Frequent Purchases and Redemptions of Fund Shares

The Board has evaluated the risks of frequent purchases and redemptions of Fund shares (“market timing”) activities by the Fund’s shareholders. The Board noted that Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve the Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains.

With respect to trades directly with the Fund, to the extent effected in-kind, those trades do not cause any of the harmful effects (as previously noted) that may result from frequent cash trades. To the extent that the Trust allows or requires trades to be effected in whole or in part in cash, the Board noted that those trades could result in dilution to the Fund and increased transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. The Fund imposes transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting in-kind trades, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of Shares.

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DISTRIBUTIONS

Dividends and Distributions

The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends monthly.

The Fund will distribute net realized capital gains, if any, at least annually. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.

Annual Statements

Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you. However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid “Buying a Dividend”

At the time you purchase your Shares, the price of Shares may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying Shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Dividend Reinvestment Service

Brokers may make available the Depository Trust Company book-entry dividend reinvestment service to their customers who own Fund Shares. If this service is available and used, dividend distributions of both income and capital gains will automatically be reinvested in additional whole Shares of the Fund purchased on the secondary market. Without this service, investors would receive their distributions in cash. To determine whether the dividend reinvestment service is available and whether there is a commission or other charge for using this service, consult your broker. Brokers may require Fund shareholders to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of the Fund purchased in the secondary market.

TAX INFORMATION

Tax Considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Shares or receive them in cash. For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

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As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund, including the possible application of foreign, state and local taxes. Unless your investment in the Fund is through a tax-exempt entity or tax-deferred retirement account, such as a 401(k) plan, you need to be aware of the possible tax consequences when: (i) the Fund makes distributions, (ii) you sell Shares in the secondary market or (iii) you create or redeem Creation Units.

Taxes on Distributions

The Fund intends to distribute, at least annually, substantially all of its net investment income and net capital gains. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income or qualified dividend income. Taxes on distributions of capital gains (if any) are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her Shares. Sales of assets held by the Fund for more than one year generally result in long-term capital gains and losses, and sales of assets held by the Fund for one year or less generally result in short-term capital gains and losses. Distributions of the Fund’s net capital gain (the excess of net long-term capital gains over net short-term capital losses) that are reported by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gains, which for non-corporate shareholders are subject to tax at reduced rates of up to 20% (lower rates apply to individuals in lower tax brackets). Distributions of short-term capital gain will generally be taxable as ordinary income. Dividends and distributions are generally taxable to you whether you receive them in cash or reinvest them in additional Shares.

Distributions reported by the Fund as “qualified dividend income” are generally taxed to noncorporate shareholders at rates applicable to long-term capital gains, provided holding period and other requirements are met. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund received in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market.

U.S. individuals with income exceeding specified thresholds are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes interest, dividends, and certain capital gains (generally including capital gains distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders, such as estates and trusts, whose gross income as adjusted or modified for tax purposes exceeds certain threshold amounts.

In general, your distributions are subject to federal income tax for the year in which they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year. Distributions are generally taxable even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the Shares’ NAV when you purchased your Shares).

You may wish to avoid investing in the Fund shortly before a dividend or other distribution, because such a distribution will generally be taxable even though it may economically represent a return of a portion of your investment. Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of your investment to the extent of your basis in the Shares, and generally as capital gain thereafter. A return of capital, which for tax purposes is treated as a return of your investment, reduces your basis in Shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of Shares. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain even though, from an economic standpoint, the distribution may constitute a return of capital.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, distributions (other than Capital Gain Dividends) paid to you by the Fund will generally be subject to a U.S. withholding tax at the rate of 30% unless a lower treaty rate applies. The Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met.

The Fund (or a financial intermediary, such as a broker, through which a shareholder owns Shares) generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and sale or redemption proceeds paid to any shareholder who fails to properly furnish a correct taxpayer identification number, who has underreported dividend or interest income, or who fails to certify that he, she or it is not subject to such withholding.

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Shortly after the close of each calendar year, you will be informed of the character of any distributions received from the Fund.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less. However, any capital loss on a sale of Shares held for six months or less is treated as long-term capital loss to the extent of Capital Gain Dividends paid with respect to such Shares. The ability to deduct capital losses may be limited.

Taxes on Purchases and Redemptions of Creation Units

An Authorized Participant having the U.S. dollar as its functional currency for U.S. federal income tax purposes who exchanges securities for Creation Units generally recognizes a gain or a loss. The gain or loss will be equal to the difference between the value of the Creation Units at the time of the exchange and the exchanging Authorized Participant’s aggregate basis in the securities delivered plus the amount of any cash paid for the Creation Units. An Authorized Participant who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanging Authorized Participant’s basis in the Creation Units and the aggregate U.S. dollar market value of the securities received, plus any cash received for such Creation Units. The Internal Revenue Service may assert, however, that a loss that is realized upon an exchange of securities for Creation Units may not be currently deducted under the rules governing “wash sales” (for an Authorized Participant who does not mark-to-market their holdings), or on the basis that there has been no significant change in economic position. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if Shares have been held for more than one year and as a short-term capital gain or loss if Shares have been held for one year or less.

The information in this section “Tax Information” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced operations as of the date of this Prospectus, no financial highlights information is available.

Information provided to or filed with the SEC by Underlying Issuer pursuant to the Exchange Act, including the financial statements of Underlying Issuer in its Form 10-K, can be located by reference to the SEC file number noted below through the SEC’s website at www.sec.gov:

Underlying Issuer	SEC File Number
PLTR	001-39540

PREMIUM/DISCOUNT INFORMATION

Information regarding how often Shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past four calendar quarters, or since inception, as applicable, can be found at the Fund’s website at www.kurvinvest.com.

Investment Adviser Kurv Investment Management LLC 1 Letterman Drive, Building C, Suite 3-500 San Francisco, CA 94129	Independent Registered Public Accounting Firm Cohen & Company, Ltd. 1835 Market Street, Suite 310 Philadelphia, PA 19103

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Sub-Adviser NEOS Investment Management, LLC 13 Riverside Ave Westport, CT 06880	Transfer Agent U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian	Legal Counsel
U.S. Bank, N.A. 1555 N. Rivercenter Drive, MK-WI-S302 Milwaukee, WI 53212	Thompson Hine LLP 1919 M Street, N.W., Suite 700 Washington D.C., 20036

Distributor
Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, Maine 04101

DISCLAIMERS

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

ADDITIONAL INFORMATION

This Prospectus does not contain all the information included in the Registration Statement filed with the SEC with respect to the Fund’s Shares. Information about the Fund can be reviewed on the EDGAR database at the SEC’s website (http://www.sec.gov), and copies may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. The SAI for the Fund, which has been filed with the SEC, provides more information about the Fund. The SAI is incorporated herein by reference and is legally part of this Prospectus. Additional information about the Fund’s investments will be available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. These documents and other information concerning the Trust also may be inspected at Three Canal Plaza, Suite 100, Portland, Maine 04101, (9 a.m. to 6 p.m. Eastern Time). You can also obtain information about the Fund by calling at no cost 1-833-955-KURV (5878).

Investment Company Act File No. 811-23645.

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NEOS ETF TRUST

STATEMENT OF ADDITIONAL INFORMATION

Dated October 18, 2023

This Statement of Additional Information (“SAI”) is not a prospectus, and should be read in conjunction with the Prospectus of NEOS ETF Trust (“Trust”) dated October 18, 2023, as amended (each a “Prospectus” and collectively the “Prospectuses”) for the following series of the Trust (each a “Fund” and, collectively, the “Funds”), as it may be supplemented from time to time:

Fund	Ticker Symbol	Listing Exchange
Kurv Yield Premium Strategy C3.ai (AI) ETF	AIY	Cboe BZX Exchange, Inc. Shares are not currently offered
Kurv Yield Premium Strategy Boeing (BA) ETF	BAY	Cboe BZX Exchange, Inc. Shares are not currently offered
Kurv Yield Premium Strategy Bank of America (BAC) ETF	BACY	Cboe BZX Exchange, Inc. Shares are not currently offered
Kurv Yield Premium Strategy Chevron (CVX) ETF	CVXY	Cboe BZX Exchange, Inc. Shares are not currently offered
Kurv Yield Premium Strategy Ford (F) ETF	FY	Cboe BZX Exchange, Inc. Shares are not currently offered
Kurv Yield Premium Strategy Coca Cola (KO) ETF	KOY	Cboe BZX Exchange, Inc. Shares are not currently offered
Kurv Yield Premium Strategy Meta (META) ETF	METP	Cboe BZX Exchange, Inc. Shares are not currently offered
Kurv Yield Premium Strategy Netflix (NFLX) ETF	NFLP	Cboe BZX Exchange, Inc.
Kurv Yield Premium Strategy NVIDIA (NVDA) ETF	NVDP	Cboe BZX Exchange, Inc. Shares are not currently offered
Kurv Yield Premium Strategy Palantir (PLTR) ETF	PLTP	Cboe BZX Exchange, Inc. Shares are not currently offered

A copy of each Fund’s Prospectus, SAI, Annual Report, and Semi-Annual Report may be obtained without charge by writing to the Trust or the Trust’s Distributor, Foreside Fund Services, LLC, at Three Canal Plaza, Suite 100, Portland, Maine 04101, (9 a.m. to 6 p.m. Eastern Time) or by calling 1-833-955-KURV (5878).

References to the Investment Company Act of 1940, as amended, or other applicable law, will include any rules promulgated thereunder and any guidance, interpretations or modifications by the Securities and Exchange Commission (“SEC”), SEC staff or other authority with appropriate jurisdiction, including court interpretations, and exemptive, no action or other relief or permission from the SEC, SEC staff or other authority.

GENERAL DESCRIPTION OF THE TRUST

The Trust is an open-end management investment company. The Trust consists of 27 separate investment portfolios, with the following 10 Kurv Yield Premium ETFs being described in this SAI:

▪	Kurv Yield Premium Strategy C3.ai (AI) ETF

▪	Kurv Yield Premium Strategy Boeing (BA) ETF

▪	Kurv Yield Premium Strategy Bank of America (BAC) ETF

▪	Kurv Yield Premium Strategy Chevron (CVX) ETF

▪	Kurv Yield Premium Strategy Ford (F) ETF

▪	Kurv Yield Premium Strategy Coca Cola (KO) ETF

▪	Kurv Yield Premium Strategy Meta (META) ETF

▪	Kurv Yield Premium Strategy Netflix (NFLX) ETF

▪	Kurv Yield Premium Strategy NVIDIA (NVDA) ETF

▪	Kurv Yield Premium Strategy Palantir (PLTR) ETF

The remaining 17 investment portfolios are described in a separate SAI. Each Fund is a diversified management investment company under the Investment Company Act of 1940, as amended (together with the rules and regulations adopted thereunder, as amended, the “1940 Act”). Each Fund is actively managed. The Trust was organized as a Delaware statutory trust on February 1, 2021. The Trust is governed by its Board of Trustees (the “Board”). The offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Kurv Investment Management LLC (the “Adviser”) is the investment adviser to each Fund and NEOS Investment Management, LLC (the “Sub-Adviser”) is the sub-adviser to each Fund.

Each Fund offers and issues Shares at their net asset value (“NAV”) only in aggregations of a specified number of Shares (each, a “Creation Unit”). Each Fund generally offers and issues Shares in exchange for the deposit or delivery of cash (“Deposit Cash”). The Trust reserves the right to, in certain circumstances, permit or require the exchange of Creation Units partially or solely for securities in each Fund’s portfolio (“Deposit Securities”). Each Fund’s shares are listed on the exchange indicated above (the “Exchange”) and trade on the Exchange at market prices that may differ from the Shares’ NAV. Shares are also redeemable only in Creation Unit aggregations, primarily for a basket of Deposit Securities together with a Cash Component. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not redeemable securities.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash at least equal to a specified percentage of the value of the missing Deposit Securities or Deposit Cash (collectively, the “Fund Deposit”), as set forth in the Participant Agreement (as defined below). The Trust may impose a transaction fee for each creation or redemption. In all cases, such fees will be limited in accordance with the requirements of the Securities and Exchange Commission (“SEC”) applicable to management investment companies offering redeemable securities. As in the case of other publicly traded securities, brokers’ commissions on transactions in the secondary market will be based on negotiated commission rates at customary levels.

INVESTMENT POLICIES AND RISKS

A discussion of the risks associated with an investment in a Fund is contained in the Prospectus under the headings “Summary Information—Principal Investment Strategies of a Fund” with respect to the applicable Fund, “Summary Information—Principal Risks of Investing in a Fund” with respect to the applicable Fund and “Additional Information About a Fund’s Investment Strategies and Risks.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

General Considerations and Risks

An investment in a Fund should be made with an understanding that the value of a Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund’s Shares will be adversely affected if trading markets for a Fund’s portfolio securities are limited or absent or if bid/ask spreads are wide.

The Adviser, on behalf of each Fund, will file with the National Futures Association (“NFA”) a notice claiming an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act, as amended (“CEA”), and the rules of the Commodity Futures Trading Commission (“CFTC”) promulgated thereunder, with respect to a Fund’s operations. Therefore, each Fund and the Adviser are not subject to registration or regulation as a commodity pool or CPO under the CEA. If a Fund becomes subject to these requirements, as well as related NFA rules, the Fund may incur additional compliance and other expenses.

Active Management Risk

Each Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause a Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of a Fund. Active trading may also result in adverse tax consequences.

Active Management Risk

Each Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause a Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of a Fund. Active trading may also result in adverse tax consequences.

Authorized Participant Concentration

Only an Authorized Participant (as defined in the Creations and Redemptions section of the Funds’ prospectus) may engage in creation or redemption transactions directly with a Fund. A Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund Shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

Borrowing

Each Fund may borrow money to the extent permitted under the 1940 Act, as interpreted or modified by regulation from time to time. This means that, in general, a Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. Each Fund also may borrow money for temporary administrative purposes in an amount not to exceed 5% of a Fund’s total assets.

Specifically, provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of a Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three (3) days (not including Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Each Fund also may enter into certain transactions that can be viewed as constituting a form of borrowing or financing transaction by such Fund. To the extent a Fund “covers” its obligations or liabilities by the segregation or “earmarking” of assets, in accordance with procedures adopted by Board reasonably designed to be consistent with the regulations, rules and SEC staff interpretations under the 1940 Act, such borrowing will not be (i) considered a “senior security” by a Fund or (ii) subject to the 300% asset coverage requirement otherwise applicable to borrowings by a Fund. Borrowing will tend to exaggerate the effect on the Fund’s NAV of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs that may or may not be recovered by appreciation of the securities purchased. In addition, a Fund may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Costs of Buying or Selling Shares Risk

Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for Shares (the “bid” price) and the price at which an investor is willing to sell Shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for Shares based on trading volume and market liquidity, and is generally lower if a Fund’s Shares have more trading volume and market liquidity and higher if a Fund’s Shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads. Due to the costs of buying or selling Shares, including bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Counterparty Risk

A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Cybersecurity and Disaster Recovery Risks

In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a Fund is susceptible to operational, information security, and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service a Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on a Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on a Fund’s systems.

Cybersecurity failures or breaches by a Fund’s third party service providers (including, but not limited to, the adviser, the sub-adviser, distributor, custodian, transfer agent, and financial intermediaries) may cause disruptions and impact the service providers’ and a Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate a Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Each Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, a Fund or its third-party service providers.

A Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, a Fund cannot directly control any cybersecurity plans and systems put in place by third party service providers. Cybersecurity risks are also present for issuers of securities in which a Fund invests, which could result in material adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value.

Counterparty Risk

A Fund may invest in financial instruments involving counterparties for the purpose of attempting to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. Such financial instruments may include, among others, total return, index, interest rate, and credit default swap agreements. The use of swap agreements and similar instruments exposes a Fund to risks that are different than those associated with ordinary portfolio securities transactions. For example, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If a counterparty defaults on its payment obligations to a Fund, this default will cause the value of your investment in a Fund to decrease. In addition, a Fund may enter into swap agreements with a limited number of counterparties, which may increase a Fund’s exposure to counterparty credit risk. Similarly, if the credit quality of an issuer or guarantor of a debt instrument improves, this change may adversely affect the value of a Fund’s investment.

Credit Risk

Credit risk is the risk that a Fund could lose money if an issuer or guarantor of a debt instrument becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations. Each Fund is also subject to the risk that its investment in a debt instrument could decline because of concerns about the issuer’s credit quality or perceived financial condition. Fixed income securities are subject to varying degrees of credit risk, which are sometimes reflected in credit ratings.

Derivatives Risk

Derivatives are financial instruments whose values are based on the value of one or more indicators, such as a security, asset, currency, interest rate, or index. Each Fund’s use of derivatives involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. Moreover, although the value of a derivative is based on an underlying indicator, a derivative does not carry the same rights as would be the case if a Fund invested directly in the underlying securities.

The SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a Fund can enter into, treats derivatives as senior securities and if a Fund’s use of derivatives is more than a limited specified exposure amount, requires the Fund to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager

Tax Risk of Derivatives

Each Fund may invest in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income a Fund realizes from its investments. As a result, a larger portion of a Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to market or straddle provisions of the Code. If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by a Fund.

Distribution Risk

As part of a Fund’s investment objective, the Fund seeks to provide current monthly income. There is no assurance that a Fund will make a distribution in any given month. If a Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the monthly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Forward Contract Risk

Forward contracts involve the purchase or sale of a specific quantity of a government security at a specified price, with delivery and settlement at a specified future date. Forward contracts, unlike futures contracts, are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell.

Fixed Income Securities

A Fund may invest in fixed income securities. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect an investing Fund’s NAV. Additional information regarding fixed income securities is described below.

Duration

Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Creditor Liability and Participation on Creditors’ Committees

Generally, when a Fund holds bonds or other similar fixed income securities of an issuer, the Fund becomes a creditor of the issuer. If a Fund is a creditor of an issuer it, may be subject to challenges related to the securities that it holds, either in connection with the bankruptcy of the issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself. A Fund may from time to time participate on committees formed by creditors to negotiate with the management of financially troubled issuers of securities held by a Fund. Such participation may subject a Fund to expenses such as legal fees and may make a Fund an “insider” of the issuer for purposes of the federal securities laws, and therefore may restrict a Fund’s ability to trade in or acquire additional positions in a particular security when it might otherwise desire to do so. Participation by a Fund on such committees also may expose a Fund to potential liabilities under the federal bankruptcy laws or other laws governing the rights of creditors and debtors. A Fund will participate on such committees only when its Adviser believes that such participation is necessary or desirable to enforce a Fund’s rights as a creditor or to protect the value of securities held by a Fund. Further, the Adviser has the authority to represent the Trust, or its Fund, on creditors’ committees or similar committees and generally with respect to challenges related to the securities held by a Fund relating to the bankruptcy of an issuer or in connection with another action brought by other creditors of the issuer, shareholders of the issuer or the issuer itself.

Variable and Floating Rate Securities

Variable and floating rate instruments involve certain obligations that may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period, and may have a set floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

Bank Obligations

Bank obligations may include certificates of deposit, bankers’ acceptances, and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third-party, although there is no market for such deposits. A Fund will not invest in fixed time deposits which (1) are not subject to prepayment or (2) provide for withdrawal penalties upon prepayment (other than overnight deposits) if, in the aggregate, more than 15% of its net assets would be invested in such deposits, repurchase agreements with remaining maturities of more than seven days and other illiquid assets. Subject to the Trust’s limitation on concentration, as described in the “Investment Restrictions” section below, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of foreign banks which meet the conditions set forth herein.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that their obligations may be less marketable than comparable obligations of U.S. banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not generally subject to examination by any United States Government agency or instrumentality.

Fluctuation of Net Asset Value

The net asset value (“NAV”) of each Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply and demand for Shares on the Exchange. The Adviser cannot predict whether the Shares will trade below, at or above the NAV of the Shares of a Fund. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identify to, the same forces influencing the prices of the stocks of a Fund’s Index trading individually or in the aggregate at any point in time.

Futures and Options

A Fund may enter into futures contracts and options that are traded on a U.S. or non-U.S. exchange. A Fund will not use futures or options for speculative purposes. A Fund may enter into certain equity, index and currency futures transactions, as well as other futures transactions that become available in the markets. By using such futures contracts, the Funds may obtain exposure to certain equities, indexes and currencies without actually investing in such instruments. Index futures may be based on broad indices, such as the S&P 500 Index, or narrower indices.

Risk of Futures and Options

There are several risks accompanying the utilization of futures contracts and options on futures contracts. A position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While a Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the futures contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. A Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. A Fund, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because a Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use a Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

There is also the risk of loss of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by the Adviser as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market generally imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting a Fund to substantial losses. In the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin.

Call Writing Strategy Risks

The path dependency (i.e., the continued use) of a Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the underlying stock and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month a Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the underlying stock will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the underlying stock, or the Fund may even lose money, even if the underlying stock share price has appreciated by at least that much over such period, if during any month over that period the underlying stock had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of an underlying stock and its returns will depend not only on the price of the underlying stock but also on the path that such stock takes over time.

Covered Call Option Writing Risk

By writing covered call options, in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the underlying stock above the exercise prices of such options, but will continue to bear the risk of declines in the value of the underlying stock. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund’s ability to sell the securities underlying the options will be limited while the options are in effect unless the Fund cancels out the option positions through the purchase of offsetting identical options prior to the expiration of the written options. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Futures

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific asset, currency, rate or index at a specified future time and at a specified price. Stock index futures are based on investments that reflect the market value of common stock of the firms included in an underlying index. A Fund may enter into futures contracts to purchase securities indexes when the Adviser anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Some futures contracts are traded on organized exchanges regulated by the SEC or Commodity Futures Trading Commission (“CFTC”), and transactions on them are cleared through a clearing corporation, which guarantees the performance of the parties to the contract. Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (“FCM”), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it buys or sells futures contracts.

Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

Unlike purchases or sales of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker or in a segregated account with a custodian or sub-custodian an amount of liquid assets, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract, which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” For example, when a Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable, and the Fund would be required to make a variation margin payment to the broker. Prior to expiration of the futures contract, the Adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund’s position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

There are several risks in connection with the use of futures by a Fund. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures, which will not be completely offset by movements in the price of the instruments that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, a Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, a Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions, which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

In general, positions in futures may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for such futures. Although a Fund intends to purchase or sell futures only on trading facilities where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any trading facility will exist for any particular contract or at any particular time. In such an event, it may not be possible to close a futures contract position, and in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities may not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by “daily price fluctuation limits” established by commodity exchanges, which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

Successful use of futures by a Fund is subject to the Adviser’s ability to predict correctly movements in the direction of the market. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

With respect to futures contracts that are contractually required to “cash-settle,” a Fund maintains liquid assets in an amount at least equal to a Fund’s daily marked-to-market obligation (i.e., a Fund’s daily net liability, if any), rather than the contracts’ notional value (i.e., the value of the underlying asset). By maintaining assets equal to its net obligation under cash-settled futures contracts, a Fund may employ leverage to a greater extent than if a Fund set aside assets equal to the futures contracts’ full notional value.

Options

A Fund may invest in put options and buy call options and write covered call and secured put options. Such options may relate to particular securities, foreign and domestic stock indices, financial instruments, foreign currencies or the yield differential between two securities and may or may not be listed on a domestic or foreign securities exchange or issued by the Options Clearing Corporation. A call option for a particular security or currency gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price prior to the expiration of the option, regardless of the market price of the security or currency. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security or currency gives the purchaser the right to sell the security or currency at the stated exercise price prior to the expiration date of the option, regardless of the market price of the security or currency. In contrast to an option on a particular security, an option on an index provides the holder with the right to make or receive a cash settlement upon exercise of the option. The amount of this settlement will be equal to the difference between the closing price of the index at the time of exercise and the exercise price of the option expressed in dollars, times a specified multiple Options trading is a highly specialized activity, which entails risk greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. The Funds will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if the Fund owns the security or currency underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are segregated) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a portfolio of securities substantially replicating the index, or liquid assets equal to the contract value. A call option also is covered if the Fund holds a call on the same security, currency or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the Fund segregates liquid assets in the amount of the difference.

All put options written by a Fund would be covered, which means that such Fund will segregate cash or liquid assets with a value at least equal to the exercise price of the put option or will use the other methods described in the next sentence. A put option also is covered if the Fund holds a put option on the same security or currency as the option written where the exercise price of the option held is (i) equal to or higher than the exercise price of the option written, or (ii) less than the exercise price of the option written, provided the Fund segregates liquid assets in the amount of the difference.

A Fund’s obligation to sell subject to a covered call option written by it, or to purchase a security or currency subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security or currency, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying security or currency or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security or currency (in the case of a covered call option) or liquidate the segregated assets (in the case of a secured put option) until the option expires or the optioned security or currency is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the instrument during such period.

When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

There are several risks associated with transactions in certain options. For example, there are significant differences between the securities, currency and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Options on Futures Contracts

A Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to receive and execute a long futures contract (if the option is a call) or a short futures contract (if the option is a put) at a specified price at any time during the period of the option. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option becomes contractually obligated to take the opposite futures position specified in the option.

Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value per share (“NAV”) of a Fund.

A Fund may purchase and write put and call options on futures contracts that are traded on an exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

A Fund’s use of options on futures contracts is subject to the risks related to derivative instruments generally. In addition, the amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The writer of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the writer were required to take such a position, it could bear substantial losses. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited to the agreed upon price per share, also known as the “strike price,” less the premium received from writing the put.

U.S. Federal Tax Treatment of Futures Contracts

A Fund may be required for federal income tax purposes to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts or options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures contracts or options contracts on broad-based indexes required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts or options contracts to the extent of any unrecognized gains on related positions held by a Fund.

In order for a Fund to continue to qualify for U.S. federal income tax treatment as a “regulated investment company” under Section 851 of the Code, at least 90% of a Fund’s gross income for a taxable year must be derived from qualifying sources, including, dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to a Fund’s business of investing in securities. It is anticipated that any net gain realized from the closing out of futures contracts or options contracts will be considered gain from the sale of securities and, therefore, will be qualifying income for purposes of the 90% requirement.

A Fund intends to distribute to shareholders annually any net capital gains that have been recognized for U.S. federal income tax purposes (including unrealized gains at the end of the Fund’s fiscal year) on futures transactions and certain options contracts. Such distributions are combined with distributions of capital gains realized on a Fund’s other investments, and shareholders are advised on the nature of the distributions.

Price Participation Risk

Each Fund employs an investment strategy that includes the sale of call option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the underlying issuer over the Call Period. This means that if the underlying issuer experiences an increase in value above the strike price of the sold call options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the underlying issuer over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the underlying issuer over each Call Period, but has full exposure to any decreases in value experienced by the underlying issuer over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the underlying issuer. The degree of participation in the underlying issuer gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold call option contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the underlying issuer, changes in interest rates, changes in the actual or perceived volatility of the underlying issuer and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the underlying issuer changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the underlying issuer. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the underlying issuer will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the underlying issuer.

Geographic Concentration Risk

A Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date or could continue to occur in countries that have already experienced such devaluations. As a result, a Fund’s net asset value may be more volatile than a more geographically diversified fund.

Income Risk

The market value of fixed income investments changes in response to interest rate changes and other factors. A Fund’s income could decline due to falling market interest rates. This is because, in a falling interest rate environment, a fund generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities in lower-yielding securities. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity.

Interest Rate Risk

The values of fixed rate debt securities usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument’s value usually will not affect the amount of interest income paid to a Fund, but will affect the value of the Fund’s Shares. Interest rate risk is generally greater for investments with longer maturities. Certain securities pay interest at variable or floating rates. Variable rate securities reset at specified intervals, while floating rate securities reset whenever there is a change in a specified index rate. In most cases, these reset provisions reduce the effect of changes in market interest rates on the value of the security. However, some securities do not track the underlying index directly, but reset based on formulas that can produce an effect similar to leveraging; others may also provide for interest payments that vary inversely with market rates. The market prices of these securities may fluctuate significantly when interest rates change.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, a Fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore it might not benefit from any increase in value as a result of declining interest rates.

Investment Companies

A Fund may invest in the securities of other investment companies, subject to applicable limitations under Section 12(d)(1) of the 1940 Act. Pursuant to Section 12(d)(1), a Fund may invest in the securities of another investment company (the “acquired company”) provided that a Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of a Fund; or (iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of a Fund) having an aggregate value in excess of 10% of the value of the total assets of a Fund. To the extent allowed by law or regulation, a Fund may invest its assets in securities of investment companies in excess of the limits discussed above.

If a Fund invests in and, thus, is a shareholder of, another investment company, the Fund’s shareholders will indirectly bear the Fund’s proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund’s own investment adviser and the other expenses that the Fund bears directly in connection with the Fund’s own operations.

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in securities of other registered investment companies, including a Fund. The acquisition of a Fund’s Shares by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as may at some future time be permitted by an exemptive order that permits registered investment companies to invest in a Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment.

The acquisition of shares of the Fund by registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as may be permitted by exemptive rules under the 1940 Act or as permitted by an exemptive order obtained by the Trust that permits registered investment companies to invest in the Fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including that the registered investment company enter into an agreement with the Fund regarding the terms of the investment. The SEC recently adopted changes to the regulatory framework for fund of funds arrangements. New Rule 12d1-4 permits other investment companies to invest in the Fund beyond the limits in Section 12(d)(1), subject to similar conditions.

Exchange-Traded Funds Risk A Fund may invest in certain exchange-traded funds (“Underlying ETFs”). Through its positions in Underlying ETFs, a Fund generally will be subject to the risks associated with such Underlying ETF’s investments, including the possibility that the value of the securities or instruments held by or linked to an Underlying ETF could decrease. Certain of the Underlying ETFs may hold common portfolio positions, thereby reducing any diversification benefits. The ETPs in which a Fund invests are pooled investment vehicles that are not registered pursuant to the 1940 Act and, therefore, are not subject to the regulatory scheme of the 1940 Act including the investor protections afforded by the 1940 Act. Under normal market conditions, a Fund will purchase shares of or interest in Underlying ETFs in the secondary market. When a Fund invests in an Underlying ETF, in addition to directly bearing the expenses associated with its own operations, it also will bear a pro rata portion of the Underlying ETF’s expenses (including operating costs and management fees).

Issuer Risk

Fund performance depends on the performance of individual securities to which a Fund has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Liquidity Risk

In certain circumstances, it may be difficult for a Fund to purchase and sell particular portfolio investments due to infrequent trading in such investments. The prices of such securities may experience significant volatility, make it more difficult for a Fund to transact significant amounts of such securities without an unfavorable impact on prevailing market prices, or make it difficult for the Adviser to dispose of such securities at a fair price at the time the Adviser believes it is desirable to do so.

Management Risk

As a Fund may implement its investment objective, it is subject to the risk that the Adviser’s investment strategy may not produce the intended results.

Market Risk

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in securities prices. The value of the equity security that the Fund invests in and seeks to track could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of out-performance and under-performance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting the securities markets generally or a specific issuer or market. A Fund is subject to the risk that the Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Market risk refers to the possibility that the market values of securities or other investments that a Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in a Fund. Accordingly, an investment in a Fund could lose money over short or long periods. The market values of the securities a Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions, debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Market Trading Risk

Each Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of a Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. The NAV of Shares will fluctuate with changes in the market value of a Fund’s securities holdings. The market prices of Shares will fluctuate in accordance with changes in NAV and supply and demand on the Exchange. The Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of the Index trading individually or in the aggregate at any point in time. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Any of these factors, discussed above and further below, may lead to Shares trading at a premium or discount to a Fund’s NAV.

Absence of Prior Active Market

While a Fund’s Shares are listed on an Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. The Distributor does not maintain a secondary market in Shares.

Trading Issues

Trading in Shares on an Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on an Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

Money Market Funds

A Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

National Closed Market Trading Risk

To the extent that the underlying securities held by a Fund trade on foreign exchanges that may be closed when the securities exchange on which a Fund’s Shares trade is open, there are likely to be deviations between the current price of such an underlying security and the last quoted price for the underlying security (i.e., a Fund’s quote from the closed foreign market). These deviations could result in premiums or discounts to a Fund’s NAV that may be greater than those experienced by other ETFs.

NAV Erosion Risk Due to Distributions

When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment in Fund shares.

New Adviser Risk

The Adviser has only recently commenced managing ETFs. As a result, investors do not have a long-term track record of managing a mutual fund from which to judge the Adviser and the Adviser may not achieve the intended result in managing the Fund.

New Fund Risk

The Funds are new funds, with no operating history, which may result in additional risks for investors in the Funds. There can be no assurance that these Funds will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Funds. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders.

Non-Diversified Risk

Each Fund’s portfolio focuses on a particular industry and will be subject to greater potential for volatility than a diversified fund.

Operational Risk

Each Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of a Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Pandemics Risk

An outbreak of infectious respiratory illness caused by the novel coronavirus known as COVID-19 was first detected in China in December 2019 before spreading worldwide and being declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty.

Recent Market Conditions

The performance of the Funds are subject to general market conditions. Following years of fiscal and monetary support, the U.S. market and economy are adjusting to reduced levels of support. Supply chain bottlenecks and pent-up demand as a consequence of the COVID-19 pandemic have led to elevated inflation pressures in the United States. While the U.S. consumer market generally remains strong, purchasing power could be eroded if wage inflation does not keep pace with price inflation. In time, this may reduce inflation-adjusted demand. COVID-19 remains a risk factor with the potential that new variants could lead to increased government restrictions and consumer caution. Additionally, COVID-19 remains a challenge for global supply chain normalization, with China’s zero-COVID policies snarling global logistics.

Permanent vs. transitory inflation remained a key question influencing market conditions in 2022. While some pricing pressure remains transitory, the supply chain disruptions have persisted for two years, contributing to more permanent dislocations in price expectations. In November 2021, the Federal Reserve (Fed) dropped the term “transitory” from its reference to inflation and started reflecting a more hawkish perspective. This brought forward expectations for reduced liquidity and higher interest rates, contributing to market volatility during the first quarter of 2022. Potential shifts in Fed policy and views in 2023 may further raise interest rates, which could drive market sentiment. There is no certainty that actions taken by the Fed will improve market conditions.

Inflation pressures have been fueled by elevated energy prices. One of the main near-term sources of elevated energy prices is the geopolitical tensions between Russia and Ukraine These tensions could either escalate into military conflict or could dissipate based on various factors facing Russia and Ukraine. Due to Europe’s reliance on Russian oil and gas, Russia’s bargaining position may decline as the demand for oil and gas declines. This could lead to near term energy price volatility and may contribute to inflation pressures.

China remains a risk factor to both global supply and demand. The 2021 Chinese property market correction appears broader and deeper than China’s prior housing cycles. Weak market sentiment in China, combined with a high volume of property developer bonds maturing in offshore USD denominated markets in the first half of 2022, increase the risk of a lack of liquidity in the Chinese property market. The Chinese property market slowdown and resulting potential weakness in China’s economic growth could have broader repercussions. China currently accounts for around half the annual copper and steel used globally while being expected to comprise more than 20% of global GDP growth between 2021 and 2026. Additionally, the Chinese market remains important to both U.S. and globally listed companies as a growing consumer market and an important part of supply chains. Chinese policy action may help mitigate this risk from the property sector and restore confidence and stability.

It is impossible to predict the effects of these or similar events in the future on the Funds, although it is possible that these or similar events could have a significant adverse impact on the NAV and/or risk profile of a Fund.

Repurchase Agreements

A repurchase agreement is an instrument under which the purchaser (i.e., a Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by a Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, a Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

In any repurchase transaction, the collateral for a repurchase agreement may include: (i) cash items; (ii) obligations issued by the U.S. government or its agencies or instrumentalities; or (iii) obligations that, at the time the repurchase agreement is entered into, are rated in the highest rating category generally by at least two nationally recognized statistical rating organizations (“NRSROs”), or, if unrated, determined to be of comparable quality by the Adviser. Collateral, however, is not limited to the foregoing and may include, for example, obligations rated below the highest category by NRSROs. Collateral for a repurchase agreement may also include securities that a Fund could not hold directly without the repurchase obligation.

Irrespective of the type of collateral underlying the repurchase agreement, in the case of a repurchase agreement entered into by a non-money market fund, the repurchase obligation of a seller must be of comparable credit quality to securities that are rated in the highest two short-term credit rating categories by at least one NRSRO or, if unrated, deemed by the Adviser to be of equivalent quality.

Repurchase agreements pose certain risks for a Fund if it utilizes them. Such risks are not unique to a Fund, but are inherent in repurchase agreements. Each Fund seeks to minimize such risks, but because of the inherent legal uncertainties involved in repurchase agreements, such risks cannot be eliminated. Lower quality collateral and collateral with longer maturities may be subject to greater price fluctuations than higher quality collateral and collateral with shorter maturities. If the repurchase agreement counterparty were to default, lower quality collateral may be more difficult to liquidate than higher quality collateral. Should the counterparty default and the amount of collateral not be sufficient to cover the counterparty’s repurchase obligation, a Fund would retain the status of an unsecured creditor of the counterparty (i.e., the position a Fund would normally be in if it were to hold, pursuant to its investment policies, other unsecured debt securities of the defaulting counterparty) with respect to the amount of the shortfall. As an unsecured creditor, a Fund would be at risk of losing some or all of the principal and income involved in the transaction.

Sector Risk

Sector risk is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Daily fluctuations in specific market sectors are often more extreme or volatile than fluctuations in the overall market.

Short-Term Instruments

Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity for cash equitization, funding, or under abnormal market conditions. Money market instruments are generally short-term investments that may include but are not limited to: (i) shares of money market funds; (ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (iii) negotiable certificates of deposit (“CDs”), bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” by Standard & Poor’s Financial Services LLC, or if unrated, of comparable quality as determined by the Adviser; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; and (vi) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks which may be purchased by a Fund. Any of these instruments may be purchased on a current or a forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Swaps

OTC swap agreements are contracts between parties in which one party agrees to make payments to the other party based on the change in market value or level of a specified index or asset. In return, the other party agrees to make payments to the first party based on the return of a different specified index or asset. Although OTC swap agreements entail the risk that a party will default on its payment obligations thereunder, a Fund seeks to reduce this risk by entering into agreements that involve payments no less frequently than quarterly. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or highly liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust’s custodian bank.

The use of such swap agreements involves certain risks. For example, if the counterparty, under a swap agreement, defaults on its obligation to make payments due from it as a result of its bankruptcy or otherwise, a Fund may lose such payments altogether or collect only a portion thereof, which collection could involve costs or delays.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the eventual clearing and exchange-trading of many standardized OTC derivative instruments that the CFTC and Securities and Exchange Commission (“SEC”) recently defined as “swaps” and “security-based swaps,” respectively. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing and exchange trading. In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. A Fund initially will enter into cleared swaps through an executing broker. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated futures commission merchants (“FCMs”) that are members of the clearinghouse that serves as the central counterparty. When a Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by a Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference asset subject to the swap agreement. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to a Fund. If a Fund has a gain, the full margin amount and the amount of the gain is paid to a Fund.

Central clearing is designed to reduce counterparty credit risk compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which a Fund has an open position in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because a Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use a Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Exchange-trading is expected to increase liquidity of swaps trading.

In addition, with respect to cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for an uncleared swap. In addition, an FCM may unilaterally impose position limits or additional margin requirements for certain types of swaps in which a Fund may invest. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Margin requirements for cleared swaps vary on a number of factors, and the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

A Fund is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the central counterparty would void the trade. Before a Fund can enter into a new trade, market conditions may become less favorable to a Fund.

The Adviser will continue to monitor developments regarding trading and execution of cleared swaps on exchanges, particularly to the extent regulatory changes affect a Fund’s ability to enter into swap agreements and the costs and risks associated with such investments.

Tax Risks

Each Fund invests in derivatives. The federal income tax treatment of a derivative may not be as favorable as a direct investment in an underlying asset. Derivatives may produce taxable income and taxable realized gain. Derivatives may adversely affect the timing, character and amount of income the Fund realizes from its investments. As a result, a larger portion of the Fund’s distributions may be treated as ordinary income rather than as capital gains. In addition, certain derivatives are subject to mark-to-market or straddle provisions of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If such provisions are applicable, there could be an increase (or decrease) in the amount of taxable dividends paid by a Fund.

Each Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, a Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If a Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, each Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If a Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If a Fund fails to timely cure, it may no longer be eligible to be treated as a RIC.

U.S. Government Securities

Each Fund may invest in U.S. government securities. Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one-year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. government securities are issued or guaranteed by agencies or instrumentalities of the U.S. government including, but not limited to, obligations of U.S. government agencies or instrumentalities such as the Federal National Mortgage Association (“Fannie Mae”), the Government National Mortgage Association (“Ginnie Mae”), the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the National Credit Union Administration and the Federal Agricultural Mortgage Corporation (Farmer Mac).

Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. government provides financial support to such U.S. government-sponsored federal agencies, no assurance can be given that the U.S. government will always do so, since the U.S. government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

On September 7, 2008, the U.S. Treasury announced a federal takeover of Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), placing the two federal instrumentalities in conservatorship. Under the takeover, the U.S. Treasury agreed to acquire $1 billion of senior preferred stock of each instrumentality and obtained warrants for the purchase of common stock of each instrumentality (the “Senior Preferred Stock Purchase Agreement” or “Agreement”). Under the Agreement, the U.S. Treasury pledged to provide up to $200 billion per instrumentality as needed, including the contribution of cash capital to the instrumentalities in the event their liabilities exceed their assets. This was intended to ensure that the instrumentalities maintain a positive net worth and meet their financial obligations, preventing mandatory triggering of receivership. On December 24, 2009, the U.S. Treasury announced that it was amending the Agreement to allow the $200 billion cap on the U.S. Treasury’s funding commitment to increase as necessary to accommodate any cumulative reduction in net worth over the next three years. As a result of this Agreement, the investments of holders, including a Fund, of mortgage-backed securities and other obligations issued by Fannie Mae and Freddie Mac are protected.

The total public debt of the United States as a percentage of gross domestic product has grown rapidly since the beginning of the 2008-2009 financial downturn. Although high debt levels do not necessarily indicate or cause economic problems, they may create certain systemic risks if sound debt management practices are not implemented. A high national debt can raise concerns that the U.S. government will not be able to make principal or interest payments when they are due. This increase has also necessitated the need for the U.S. Congress to negotiate adjustments to the statutory debt limit to increase the cap on the amount the U.S. government is permitted to borrow to meet its existing obligations and finance current budget deficits. In August 2011, S&P lowered its long-term sovereign credit rating on the U.S. In explaining the downgrade at that time, S&P cited, among other reasons, controversy over raising the statutory debt limit and growth in public spending. On September 8, 2017, following passage by Congress, the President of the United States signed the Continuing Appropriations Act, 2018 and Supplemental Appropriations for Disaster Relief Requirements Act, 2017, which suspends the statutory debt limit through December 8, 2017. On January 22, 2018, Congress passed a short-term funding measure to allow legislators until February 8, 2018 to negotiate a longer-term solution. Any controversy or ongoing uncertainty regarding the statutory debt limit negotiations may impact the U.S. long-term sovereign credit rating and may cause market uncertainty. As a result, market prices and yields of securities supported by the full faith and credit of the U.S. government may be adversely affected.

Valuation Risk

The sale price a Fund could receive for a security may differ from the Fund’s valuation of the security, particularly for securities or assets that trade low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities or assets in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell a Fund’s Shares.

INVESTMENT RESTRICTIONS AND POLICIES

The Trust has adopted the following investment restrictions as fundamental policies with respect to a Fund. These restrictions cannot be changed without the approval of the holders of a majority of a Fund’s outstanding voting securities. For purposes of the 1940 Act, a majority of the outstanding voting securities of a Fund means the vote, at an annual or a special meeting of the security holders of the Trust, of the lesser of (1) 67% or more of the voting securities of the Fund present at such meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund. Under these restrictions:

1.	Each Fund may not make loans, except that the Fund may: (i) lend portfolio securities; (ii) enter into repurchase agreements; (iii) purchase all or a portion of an issue of debt securities, bank loan or participation interests, bank certificates of deposit, bankers’ acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities; and (iv) participate in an interfund lending program with other registered investment companies;

2.	Each Fund may not borrow money, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

3.	Each Fund may not issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulation from time to time;

4.	Each Fund may not purchase or sell real estate, except that the Fund may: (i) invest in securities of issuers that invest in real estate or interests therein; (ii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein; and (iii) hold and sell real estate acquired by the Fund as a result of the ownership of securities;

5.	Each Fund may not engage in the business of underwriting securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“Securities Act”), in the disposition of restricted securities or in connection with its investments in other investment companies;

6.	Each Fund may not purchase or sell commodities, unless acquired as a result of owning securities or other instruments, but it may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments and may invest in securities or other instruments backed by commodities; and

7.	Each Fund “concentrates” its investments in the same industry assigned to the applicable underlying stock.

If a percentage limitation is adhered to at the time of investment or contract, a later increase or decrease in percentage resulting from any change in value or total or net assets will not result in a violation of such restriction, except that the percentage limitations with respect to the borrowing of money will be continuously complied with.

Non-Fundamental Policies

Each Fund has adopted a non-fundamental policy to have at least 80% of its investment exposure, under normal circumstances, to stock of the underlying company and financial instruments with economic characteristics that provide exposure to the performance of underlying company. The policy may be changed by the Board of Trustees of the Trust without shareholder approval upon 60 days’ written notice to shareholders.

BOARD OF TRUSTEES OF THE TRUST

The Board of the Trust consists of six Trustees, four of whom are not “interested persons” (as defined in the 1940 Act), of the Trust (“Independent Trustees”). The Board is responsible for overseeing the management and operations of the Trust, including the general oversight of the duties and responsibilities performed by the Adviser and other service providers to the Trust. The Adviser is responsible for the day-to-day administration, operation and business affairs of the Trust.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite skills and attributes to carry out its oversight responsibilities with respect to the Trust. The Board believes that the Trustees’ ability to review, critically evaluate, question and discuss information provided to them, to interact effectively with the Adviser, the Trust’s other service providers, counsel and independent auditors, and to exercise effective business judgment in the performance of their duties, support this conclusion. In reaching its conclusion, the Board also has considered the (i) experience, qualifications, attributes and/or skills, among others, of its members, (ii) each member’s character and integrity, (iii) the length of service as a board member of the Trust, (iv) each person’s willingness to serve and ability to commit the time necessary to perform the duties of a Trustee, and (v) as to each Independent Trustee, such Trustee’s status as not being an “interested person” (as defined in the 1940 Act) of the Trust. In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Trustee.

References to the experience, qualifications, attributes, and skills of Trustees are pursuant to requirements of the SEC, do not constitute the holding out of the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.

The Trustees of the Trust, their addresses, positions with the Trust, ages, term of office and length of time served, principal occupations during the past five years, the number of portfolios in the Fund Complex overseen by each Trustee and other directorships, if any, held by the Trustees, are set forth below.

The Board is also responsible for overseeing the nature, extent, and quality of the services provided to a Fund by the Adviser and receives information about those services at its regular meetings. In addition, on an annual basis (following the initial two-year period), in connection with its consideration of whether to renew the Management Agreement with the Adviser, the Board or its designee may meet with the Adviser, as appropriate, to review such services. Among other things, the Board regularly considers the Adviser’s adherence to a Fund’s investment restrictions and compliance with various Fund policies and procedures and with applicable securities regulations. The Board also reviews information about a Fund’s performance and a Fund’s investments, including, for example, portfolio holdings schedules.

The Trust’s Chief Compliance Officer reports regularly to the Board to review and discuss compliance issues and Fund or Adviser risk assessments. At least annually, the Trust’s Chief Compliance Officer provides the Board with a report reviewing the adequacy and effectiveness of the Trust’s policies and procedures and those of its service providers, including the Adviser. The report addresses the operation of the policies and procedures of the Trust and each service provider since the date of the last report; any material changes to the policies and procedures since the date of the last report; any recommendations for material changes to the policies and procedures; and any material compliance matters since the date of the last report.

The Board receives reports from each Fund’s service providers regarding operational risks and risks related to the valuation and liquidity of portfolio securities. Annually, each Fund’s independent registered public accounting firm reviews with the Audit Committee its audit of the Fund’s financial statements, focusing on major areas of risk encountered by a Fund and noting any significant deficiencies or material weaknesses in the Fund’s internal controls. Additionally, in connection with its oversight function, the Board oversees Fund management’s implementation of disclosure controls and procedures, which are designed to ensure that information required to be disclosed by the Trust in its periodic reports with the SEC are recorded, processed, summarized, and reported within the required time periods. The Board also oversees the Trust’s internal controls over financial reporting, which comprise policies and procedures designed to provide reasonable assurance regarding the reliability of the Trust’s financial reporting and the preparation of the Trust’s financial statements.

From their review of these reports and discussions with the Adviser, the Chief Compliance Officer, the independent registered public accounting firm and other service providers, the Board and the Audit Committee learn in detail about the material risks of a Fund, thereby facilitating a dialogue about how management and service providers identify and mitigate those risks.

The Board recognizes that not all risks that may affect a Fund can be identified and/or quantified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve a Fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Board as to risk management matters are typically summaries of the relevant information. Most of a Fund’s investment management and business affairs are carried out by or through the Adviser and other service providers, each of which has an independent interest in risk management but whose policies and the methods by which one or more risk management functions are carried out may differ from the Fund’s and each other’s in the setting of priorities, the resources available or the effectiveness of relevant controls. As a result of the foregoing and other factors, the Board’s ability to monitor and manage risk, as a practical matter, is subject to limitations.

Independent Trustees

The address of each trustee is c/o 13 Riverside Ave, Westport, CT 06880. Each trustee serves for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents.

Name, Year of Birth, and Position(s) held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex Overseen	Other Directorships Held by Trustee During Past Five Years
Sharon Cheever, 1955, Trustee	Since 2021	Retired (December 2020 – Present); Senior Vice President and General Counsel, Pacific Global Asset Management LLC (August 2012 – December 2020); Senior Vice President and General Counsel, Cadence Capital management LLC (July 2016 – August 2016); Senior Vice President and General Counsel, Pacific Life Fund Advisors LLC (January 2008 – October 2015); Senior Vice President and General Counsel, Pacific Private Fund Advisors LLC (August 2013 – March 2015).	10	Trustee, Pacific Global ETF Trust (2018 – 2022)
Richard Keary, 1962 Trustee	Since 2021	Principal/Founder, Global ETF Advisors, LLC (March 2009 – Present).	10	Tema ETF Trust (since 2023)
John Jacobs, 1959 Trustee	Since 2021	Alerian (Chairman, June 2018 to Present); Georgetown University (Academic Staff, 2015 to 2021); Nasdaq (Executive Vice President and Senior Advisor (2013-2016).	10	The Lift Fund (since 2017); Procure ETF Trust II ETFs (since 2018); and Tema ETF Trust (since 2023)
Robert Sherry, 1963 Trustee	Since 2021	COO, Digital Prime Technologies, a fintech firm (December 2021-Present); Head of US Prime Brokerage, Maybank Kim Eng Securities USA, Inc. (February 2020 – September 2020); Consultant, Maybank Kim Eng Securities USA, Inc. (February 2020 – September 2020); Chief Operating Officer, Cantor Fitzgerald & CF Secured (September 2009 – April 2018).	5	Tema ETF Trust (since 2023)

Interested Trustees

The address of each trustee is c/o NEOS ETF Trust, 13 Riverside Ave, Westport, CT 06880. Each trustee serves for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents.

Name, Year of Birth, and Position(s) held with the Trust	Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Fund Complex** Overseen	Other Directorships Held By Trustee During Past Five Years
Garrett Paolella*, (1986) Trustee, Chairman, and President	Since 2021	Managing Member, NEOS Investment Management LLC; Managing Partner, Intersect Capital Management (January 2021 – Present); Partner, Slate Hill Partners (October 2020 – Present); Managing Director and Portfolio Manager, Harvest Volatility Management (June 2018 – Present); Managing Director, Horizons ETFs USA (October 2016 – June 2018).	10	Horizons ETF Series Trust ETFs (from 2016 to 2018); and Tema ETF Trust (since 2023).

Troy M. Cates* (1976)	Since 2023	Co-Founder & Managing Partner, NEOS Investments (March 2022 – Present); Managing Director and Portfolio Manager, Harvest Volatility Management (June 2018 – Present); Managing Director, Horizons ETFs USA (October 2016 – June 2018).	10	None

*Indicates an “interested person” of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act. Messrs. Paolella and Cates are each deemed to be interested persons of the Trust due to their senior leadership positions with the Funds’ sub-adviser (NEOS Investment Management, LLC).

**The term “Fund Complex” applies to the NEOS ETFs.

Officer Information

The Officers of the Trust, their addresses, positions with the Trust, ages and principal occupations during the past five years are set forth below.

The address for each officer is c/o NEOS ETF Trust, 13 Riverside Ave, Westport, CT 06880. Each officer serves an indefinite term or until their successors are elected and qualified.

Officer’s Name, and Year of Birth	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During The Past Five Years
Josh Hunter, 1981	Treasurer	Since 2021	Senior Principal Consultant and Fund Principal Financial Officer, Foreside Fund Officer Services LLC (July 2015 to Present).
Robert Shea, (1966)	Secretary	Since 2023	Chief Financial Officer/Chief Operating Officer, Intersect Capital Management (March 2021-Present); Chief Financial Officer Slate Hill Partners (April 2021-Present);Chief Marketing Officer (January 2018- February 2021), Chief Operating Officer (2013-2018), Mirae Asset Global Investments USA.
Jack Huntington, 1970	Chief Compliance Officer	Since 2023	Senior Principal Consultant and Fund Chief Compliance Officer at Foreside Fund Officer Services, LLC (October 2015 to present).

Board Committees

The Board has an Audit Committee consisting of the four Trustees who are Independent Trustees. Mr. Jacobs currently serves as a member of the Audit Committee and has been designated as an “audit committee financial expert” as defined under Item 407 of Regulation S-K of the Securities Exchange Act of 1934, as amended (“Exchange Act”). Mr. Jacobs, an Independent Trustee, is the Chairman of the Audit Committee. The Audit Committee has the responsibility, among other things, to: (i) oversee the accounting and financial reporting processes of the Trust and its internal control over financial reporting; (ii) oversee the quality and integrity of the Trust’s financial statements and the independent audit thereof; (iii) oversee or, as appropriate, assist the Board’s oversight of the Trust’s compliance with legal and regulatory requirements that relate to the Trust’s accounting and financial reporting, internal control over financial reporting and independent audit; (iv) approve prior to appointment the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Trust’s independent registered public accounting firm; and (v) act as a liaison between the Trust’s independent registered public accounting firm and the full Board.

The Board also has a Nominating Committee consisting of the four Trustees who are Independent Trustees. Mr. Keary, an Independent Trustee, is the Chairman of the Nominating Committee. The Nominating Committee is responsible for recommending qualified candidates to the Board in the event that a position is vacated or created. The Nominating Committee would consider recommendations by shareholders if a vacancy were to exist. Shareholders may recommend candidates for Board positions by forwarding their correspondence to the Secretary of the Trust at the Trust’s address and the shareholder communication will be forwarded to the Committee Chairperson for evaluation In considering Trustee nominee candidates, the Nominating Committee takes into account a wide variety of factors, including the overall diversity of the Board’s composition. The Nominating Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard.

The Board has determined that its leadership structure is appropriate given the business and nature of the Trust. In connection with its determination, the Board considered that the Chairman and Vice Chairman of the Board as interested persons by virtue of their respective interests in NEOS Investment Management, LLC. The Chairman of the Board can play an important role in setting the agenda of the Board and also serves as a key point person for dealings between management and the other Independent Trustees. The Independent Trustees believe that the Chairman’s background and experience in the investment management industry puts him in a position to keep the Independent Trustees informed of issues requiring their attention, and facilitates meaningful dialogue between the Adviser and the Independent Trustees. The Board also considered that the Chairman of the Audit Committee is an Independent Trustee, which yields similar benefits with respect to the functions and activities of the various Board committees. The Independent Trustees also regularly meet outside the presence of management. The Board has determined that its committees help ensure that the Trust has effective and independent governance and oversight. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from management of the Trust, including the Adviser. The Board reviews its structure on an annual basis.

As an integral part of its responsibility for oversight of the Trust in the interests of shareholders, the Board, as a general matter, oversees risk management of the Trust’s investment programs and business affairs. The function of the Board with respect to risk management is one of oversight and not active involvement in, or coordination of, day-to-day risk management activities for the Trust. The Board recognizes that (i) not all risks that may affect the Trust can be identified, (ii) it may not be practical or cost-effective to eliminate or mitigate certain risks, (iii) it may be necessary to bear certain risks (such as investment-related risks) to achieve the Trust’s goals, and (iv) the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees that may relate to risk management matters are typically summaries of the relevant information.

The Board exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself. The Trust faces a number of risks, such as investment-related and compliance risks. The Adviser’s personnel seek to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of the Trust. Under the overall supervision of the Board or the applicable Committee of the Board, the Trust, Adviser employ a variety of processes, procedures and controls to identify such possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including the Trust’s Chief Compliance Officer, as well as various personnel of the Adviser and other service providers such as the Trust’s independent accountants, may report to the Audit Committee and/or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto.

As of the date of this SAI, the officers and Trustees of the Trust, in the aggregate, do not own any Shares of any Fund.

For each Trustee, the dollar range of equity securities beneficially owned by the Trustee in the Trust and in all registered investment companies advised by the Adviser (“Family of Investment Companies”) that are overseen by the Trustee is shown below.

Name of Trustee	Dollar Range of Equity Securities in the Trust (as of December 31, 2022)	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen By Trustee In Family of Investment Companies (as of December 31, 2022)

Garrett Paolella	$10,001-$50,000	$10,001-$50,000 $10,001-$50,000

Troy Cates	$10,001-$50,000	None

Sharon Cheever	None	None

John Jacobs	None	None

Richard Keary	None	None

Robert Sherry	None	None

As to each Independent Trustee and his immediate family members, no person owned beneficially or of record securities in the Adviser or Foreside Fund Services, LLC (“Distributor”), or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or the Distributor.

Shareholder Communications to the Board

Shareholders may send communications to the Board by addressing the communications directly to the Board (or individual Board members) and/or otherwise clearly indicating in the salutation that the communication is for the Board (or individual Board members). The shareholder may send the communication to either the Trust’s office or directly to such Board members at the address specified for each Trustee. Other shareholder communications received by the Trust not directly addressed and sent to the Board will be reviewed and generally responded to by management. Such communications will be forwarded to the Board at management’s discretion based on the matters contained therein.

Remuneration of Trustees

Each current Independent Trustee is paid an annual retainer of $10,000 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.

Annual Trustee fees may be reviewed periodically and changed by the Board.

The following tables show the compensation anticipated to be earned by each Trustee during the initial fiscal year of each Fund. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name	Kurv Yield Premium Strategy C3.ai (AI) ETF*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Trustees
Sharon Cheever	$0	$0	$0	$6,000
Richard Keary	$0	$0	$0	$6,000
John Jacobs	$0	$0	$0	$6,000
Robert Sherry	$0	$0	$0	$6,000

Name	Kurv Yield Premium Strategy Boeing (BA) ETF*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Trustees
Sharon Cheever	$0	$0	$0	$10,000
Richard Keary	$0	$0	$0	$10,000
John Jacobs	$0	$0	$0	$10,000
Robert Sherry	$0	$0	$0	$10,000

Name	Kurv Yield Premium Strategy Bank of America (BAC) ETF*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Trustees
Sharon Cheever	$0	$0	$0	$10,000
Richard Keary	$0	$0	$0	$10,000
John Jacobs	$0	$0	$0	$10,000
Robert Sherry	$0	$0	$0	$10,000

Name	Kurv Yield Premium Strategy Chevron (CVX) ETF*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Trustees
Sharon Cheever	$0	$0	$0	$6,000
Richard Keary	$0	$0	$0	$6,000
John Jacobs	$0	$0	$0	$6,000
Robert Sherry	$0	$0	$0	$6,000

Name	Kurv Yield Premium Strategy Ford (F) ETF*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Trustees
Sharon Cheever	$0	$0	$0	$6,000
Richard Keary	$0	$0	$0	$6,000
John Jacobs	$0	$0	$0	$6,000
Robert Sherry	$0	$0	$0	$6,000

Name	Kurv Yield Premium Strategy Coca Cola (KO) ETF*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Trustees
Sharon Cheever	$0	$0	$0	$10,000
Richard Keary	$0	$0	$0	$10,000
John Jacobs	$0	$0	$0	$10,000
Robert Sherry	$0	$0	$0	$10,000

Name	Kurv Yield Premium Strategy Meta (META) ETF*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Trustees
Sharon Cheever	$0	$0	$0	$6,000
Richard Keary	$0	$0	$0	$6,000
John Jacobs	$0	$0	$0	$6,000
Robert Sherry	$0	$0	$0	$6,000

Name	Kurv Yield Premium Strategy Netflix (NFLX) ETF*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Trustees
Sharon Cheever	$0	$0	$0	$6,000
Richard Keary	$0	$0	$0	$6,000
John Jacobs	$0	$0	$0	$6,000
Robert Sherry	$0	$0	$0	$6,000

Name	Kurv Yield Premium Strategy NVIDIA (NVDA) ETF*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Trustees
Sharon Cheever	$0	$0	$0	$6,000
Richard Keary	$0	$0	$0	$6,000
John Jacobs	$0	$0	$0	$6,000
Robert Sherry	$0	$0	$0	$6,000

Name	Kurv Yield Premium Strategy Palantir (PLTR) ETF*	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex** Paid to Trustees
Sharon Cheever	$0	$0	$0	$6,000
Richard Keary	$0	$0	$0	$6,000
John Jacobs	$0	$0	$0	$6,000
Robert Sherry	$0	$0	$0	$6,000

* The Fund has not commenced operations prior to May 31, 2023, and, therefore, neither the Fund nor the Adviser on behalf of the Fund, had not paid any compensation to the Trust.

**There are currently numerous series comprising the Trust. The term “Fund Complex” refers only to the funds managed or sub-advised by the Adviser or Sub-Adviser and not to any other series of the Trust. For the fiscal year ended November 30, 2022, the aggregate independent Trustees’ fees paid by the entire Trust were $40,000.

Limitation of Trustees’ Liability

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and shall not be liable for errors of judgment or mistakes of fact or law. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee. The Declaration of Trust also provides that the Trust shall indemnify each person who is, or has been, a Trustee, officer, employee or agent of the Trust, any person who is serving or has served at the Trust’s request as a Trustee, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the Amended and Restated By-laws. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Nothing contained in this section attempts to disclaim a Trustee’s individual liability in any manner inconsistent with the federal securities laws.

MANAGEMENT AND OTHER SERVICE PROVIDERS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Management of Each Fund.”

Investment Adviser

Kurv Investment Management LLC, located at 1 Letterman Drive, Building C, Suite 3-500, San Francisco, CA 94129, serves as the investment adviser to the Funds. The Adviser is a Delaware limited liability company formed in 2022 to provide investment advisory services to registered investment companies. In addition, Kurv Investment Management LLC developed the investment strategy for each Fund. Kurv Investment Management LLC is a wholly owned subsidiary of Kurv Investment, Inc.

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser, the Adviser provides investment advisory services to the Funds primarily in the form of oversight of the Sub-Adviser, including daily monitoring of the purchase and sale of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance.

Subject to the general oversight of the Board, the Adviser provides or causes to be furnished all supervisory and other services reasonably necessary for the operation of the Funds, audit, portfolio accounting, legal, transfer agency, custody, printing costs, certain administrative services (provided pursuant to a separate administration agreement), certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment management and investment advisory services (provided pursuant to the Management Agreement) under what is essentially an all-in fee structure. Each Fund bears other expenses which are not covered under the Management Agreement that may vary and will affect the total level of expenses paid by the Fund, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, certain custody expenses and extraordinary expenses (such as litigation and indemnification expenses).

Each Fund pays the Adviser a fee (“Management Fee”) under the Management Agreement in return for providing investment management, investment advisory and supervisory services and for being obligated to pay certain Fund expenses discussed above. The Adviser is paid a monthly Management Fee at an annual rate of 1.15% of the average daily net assets of each Fund.

The Adviser may from time to time waive all or a portion of its Management Fee. Fee waivers and subsidies will increase a Fund’s total return. These voluntary waivers may be terminated at any time without notice.

The Adviser has contractually agreed to waive its fees and reimburse expenses of each Fund, at least until 1-year from the initial effective date of the Fund’s registration statement, so that the Total Annual Operating Expenses After Fee Waiver and Reimbursement (excluding: (i) brokerage fees and commissions, (ii) acquired fund fees and expenses; (iii) borrowing costs (such as interest and dividend expense on securities sold short); (iv) taxes; and (v) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 0.99%, of average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees on 60 days’ written notice to the adviser.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for each Fund will be available in each Fund’s annual report to shareholders dated November 30, 2023.

Pursuant to the Management Agreement, each Fund has agreed to indemnify the Adviser for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from willful misfeasance, bad faith or gross negligence in the performance of its duties or the reckless disregard of its obligations and duties. The Management Agreement is terminable upon 60 days’ notice by the Adviser and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Sub-Adviser

NEOS Investment Management, LLC (the “Sub-Adviser”) acts as the sub-adviser to each Fund. NEOS Investment Management, LLC is a wholly owned subsidiary of Neos Investments LLC.

The Sub-Adviser is responsible for the day-to-day management of each Fund’s portfolio pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”).

The Sub-Adviser provides portfolio management services, including the execution of investment strategies. and certain administrative services as well as overseeing and monitoring the nature and quality of the services provided by various service provider to the Funds. The Sub-Adviser performs compliance monitoring services to help each Fund maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Fund securities, risk management and oversight of trade execution and brokerage services. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee equal to the greater of (i) a specified number of basis points per annum, calculated on the daily net asset value of each Fund and paid monthly in arrears, or (ii) a minimum fee as provided in the sub-advisory agreement based on the number of Funds to which the Sub-Adviser provides advisory services. The Sub-Adviser’s fee is paid out of the fee the Adviser receives from the Funds.

The Sub-Adviser is obligated to keep certain books and records of the Funds. Under the Sub-Advisory Agreement, the Sub-Adviser, subject to the supervision of the Adviser, is responsible for managing the assets of each Fund in accordance with the Fund’s investment objectives, policies and restrictions. The Sub-Adviser determines what securities and other instruments are purchased and sold for each Fund and is responsible for obtaining and evaluating financial data relevant to the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Sub-Advisory Agreement for each Fund will be available in each Fund’s annual report to shareholders dated November 30, 2023.

The Sub-Advisory Agreement provides that the Sub-Adviser will furnish investment advisory services in connection with the management of the Funds. The Sub-Advisory Agreement may be terminated by the Funds, the Adviser or the Sub-Adviser upon 60 days written notice. The Sub-Advisory Agreement will continue in effect for a period of not more than two years from its execution only so long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

Other Accounts Managed by the Portfolio Managers

Name of Portfolio Manager	Other Accounts Managed (As May 31, 2023)			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Garrett Paolella	Registered investment companies	4	$482 million	0	$0
	Other pooled investment vehicles	1	$26.9 million	0	$0
	Other accounts	0	$0	0	$0
Troy Cates	Registered investment companies	4	$482 million	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Ryan Houlton	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0

Portfolio Manager Compensation

Messrs. Paolella and Cates each receive a base salary and are equity holders in the Adviser.  Neither Mr. Paolella nor Mr. Cates receive a discretionary bonus.  Mr. Houlton receives a base salary and annual discretionary bonus from the Adviser that is not tied to the performance of the Funds.

Portfolio Manager Share Ownership

As of the date of this SAI, the Portfolio Managers did not beneficially own Shares of any Fund.

Conflicts of Interest

A conflict of interest may arise as a result of the Portfolio Managers being responsible for multiple accounts, including the Funds that may have different investment guidelines and objectives. In addition to the Funds, these accounts may include other mutual funds managed on an advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for a Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by a Fund or the other account. The other accounts may have similar investment objectives or strategies as a Fund, may track the same benchmarks as the Fund tracks, and may sell securities that are eligible to be held, sold or purchased by the Funds. The Portfolio Managers may be responsible for accounts that have different advisory fee schedules, such as performance-based fees, which may create an incentive for the Portfolio Managers to favor one account over another in terms of access to investment opportunities or the allocation of the Portfolio Managers’ time and resources. The Portfolio Managers may also manage accounts whose investment objectives and policies differ from those of a Fund, which may cause the Portfolio Managers to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Fund.

To address and manage these potential conflicts of interest, the Adviser has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies and oversight by investment management and the Compliance team.

Custodian

U.S. Bank, N.A. (the “Custodian”), located at 1555 N. Rivercenter Drive, MK-WI-S302, Milwaukee, WI 53212, serves as custodian for each Fund pursuant to a custody agreement between the Trust, on behalf of the Funds, and the Custodian. In that capacity, the Custodian holds the Funds’ assets.

Transfer Agent and Administrator

U.S. Bancorp Fund Services, LLC (the “Administrator”), located at 615 East Michigan Street, Milwaukee, WI 53202, serves as each Fund’s transfer agent pursuant to a transfer agent servicing agreement. In addition, the Administrator provides various accounting services to the Funds pursuant to each Fund’s accounting servicing agreement. The Trust and the Administrator have entered into an administration servicing agreement (“Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including providing certain operational, clerical, recordkeeping and/or bookkeeping services. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from the Administrator’s refusal or failure to comply with the terms of the Administration Agreement or from the Administrator’s bad faith, negligence, or willful misconduct in the performance of its duties under the Administration Agreement.

Distributor

Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101 serves as the distributor of Creation Units for the Trust on an agency basis. The Trust has entered into a Distribution Agreement with the Distributor (“Distribution Agreement”), under which the Distributor, as agent, reviews and approves orders by Authorized Participants to create and redeem Shares in Creation Units. The Distributor is a broker-dealer registered under the 1934 Act and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares will be continuously offered for sale only in Creation Units. The Distributor will deliver a prospectus to Authorized Participants purchasing Shares in Creation Units and will maintain records of confirmations of acceptance furnished by it to Authorized Participants. The Distributor has no role in determining the investment policies of any Fund or which securities are to be purchased or sold by the Fund. No compensation is payable by the Trust to the Distributor for such distribution services. However, the Adviser has entered into an agreement with the Distributor under which it makes payments to the Distributor in consideration for its services under the Distribution Agreement. The payments made by the Adviser to the Distributor do not represent an additional expense to the Trust, a Fund or its shareholders.

The Distributor may also enter into agreements with securities dealers (“Dealers”) who will assist in the distribution of Shares. The Distributor will only enter into agreements with firms wishing to purchase Creation Units if the firm qualifies as an Authorized Participant (as discussed in “Procedures for Purchase of Creation Units” below) or DTC participants (as defined below).

The Distribution Agreement will continue for two years from its effective date and is renewable thereafter. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty by the Trust on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of its Board (including a majority of the Independent Trustees), or by the Distributor on 60 days written notice, and will automatically terminate in the event of its assignment. The Distribution Agreement provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of the Distributor, or reckless disregard by it of its obligations thereunder, the Distributor shall not be liable for any action or failure to act in accordance with its duties thereunder.

The Adviser or its affiliates, out of its own resources and not out of Fund assets (i.e., without additional cost to a Fund or its shareholders), may pay certain broker dealers, banks and other financial intermediaries (“Intermediaries”) for certain activities related to a Fund, including participation in activities that are designed to make Intermediaries more knowledgeable about exchange traded products, including a Fund, or for other activities, such as marketing and educational training or support. These arrangements are not financed by a Fund and, thus, do not result in increased Fund expenses. They are not reflected in the fees and expenses listed in the fees and expenses sections of a Fund’s Prospectus and they do not change the price paid by investors for the purchase of Shares or the amount received by a shareholder as proceeds from the redemption of Shares. Such compensation may be paid to Intermediaries that provide services to a Fund, including marketing and education support (such as through conferences, webinars and printed communications). The Adviser periodically assesses the advisability of continuing to make these payments. Payments to an Intermediary may be significant to the Intermediary, and amounts that Intermediaries pay to your adviser, broker or other investment professional, if any, may also be significant to such adviser, broker or investment professional. Because an Intermediary may make decisions about what investment options it will make available or recommend, and what services to provide in connection with various products, based on payments it receives or is eligible to receive, such payments create conflicts of interest between the Intermediary and its clients. For example, these financial incentives may cause the Intermediary to recommend a Fund over other investments. The same conflict of interest exists with respect to your financial adviser, broker or investment professional if he or she receives similar payments from his or her Intermediary firm.

Intermediary information is current only as of the date of this SAI. Please contact your adviser, broker or other investment professional for more information regarding any payments his or her Intermediary firm may receive.

Any payments made by the Adviser or its affiliates to an Intermediary may create the incentive for an Intermediary to encourage customers to buy Shares.

Counsel

Thompson Hine LLP is counsel to the Trust, including each Fund and the Trustees that are not interested persons of the Trust, as that term is defined in the 1940 Act.

Independent Registered Public Accounting Firm

Cohen & Company, Ltd., serves as the Trust’s independent registered public accounting firm and audits each Fund’s financial statements and performs other related audit services.

PORTFOLIO HOLDINGS DISCLOSURE

The Board has adopted a policy regarding the disclosure of information about each Fund’s portfolio securities. Under the policy, portfolio holdings of a Fund, which will form the basis for the calculation of NAV, are publicly disseminated each day a Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Creation Units, together with estimates and actual Cash Amounts is publicly disseminated daily prior to the opening of the Exchange via the National Securities Clearing Corporation (“NSCC”), a clearing agency that is registered with the SEC. The basket represents one Creation Unit of a Fund. The Trust, the Adviser, Administrator, Custodian and Distributor will not disseminate non-public information concerning the Trust.

QUARTERLY PORTFOLIO SCHEDULE

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-PORT. Form N-PORT for each Fund will be available on the SEC’s website at http://www.sec.gov.

CODE OF ETHICS

The Trust, the Adviser and the Sub-Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. These codes of ethics are designed to prevent affiliated persons of the Trust and the Adviser from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the codes of ethics). Each Code of Ethics permits personnel subject to that Code of Ethics to invest in securities for their personal investment accounts, subject to certain limitations, including limitations related to securities that may be purchased or held by a Fund. The Distributor (as defined below) relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust, the Adviser and the Sub-Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust, the Adviser or the Sub-Adviser.

There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the SEC’s website at http://www.sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

Information regarding how each Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, upon request, by calling 1-888-393-KURV (5878) or on the Funds’ website, www.kurvinvest.com and on the SEC’s website at http://www.sec.gov. Proxies for each Fund’s portfolio securities are voted in accordance with the Adviser’s proxy voting policies and procedures, which are set forth in Appendix A to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX covering the period July 1 through June 30 and file it with the SEC no later than August 31. Form N-PX for each Fund is available by writing to the Trust, c/o Foreside Fund Services, LLC at Three Canal Plaza, Suite 100, Portland, Maine 04101. Each Fund’s Form N-PX will also be available on the SEC’s website at www.sec.gov.

BROKERAGE TRANSACTIONS

The policy of the Trust regarding purchases and sales of securities for each Fund is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust’s policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Trust believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and the Sub-Adviser from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Sub-Adviser will rely upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases, an exact dollar value for those services is not ascertainable. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, a Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable. The Trust has adopted policies and procedures that prohibit the consideration of sales of Shares as a factor in the selection of a broker or dealer to execute its portfolio transactions.

The Sub-Adviser owes a fiduciary duty to its clients to seek to provide best execution on trades effected. In selecting a broker/dealer for each specific transaction, the Sub-Adviser chooses the broker/dealer deemed most capable of providing the services necessary to obtain the most favorable execution. “Best execution” is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The full range of brokerage services applicable to a particular transaction may be considered when making this judgment, which may include, but is not limited to: liquidity, price, commission, timing, aggregated trades, capable floor brokers or traders, competent block trading coverage, ability to position, capital strength and stability, reliable and accurate communications and settlement processing, use of automation, knowledge of other buyers or sellers, arbitrage skills, administrative ability, underwriting and provision of information on a particular security or market in which the transaction is to occur. The specific criteria will vary depending upon the nature of the transaction, the market in which it is executed, and the extent to which it is possible to select from among multiple broker/dealers. The Sub-Adviser will also use electronic crossing networks (“ECNs”) when appropriate.

Subject to the foregoing policies, brokers or dealers selected to execute a Fund’s portfolio transactions may include the Fund’s Authorized Participants (as discussed in “Procedures for Purchase of Creation Units” below) or their affiliates. An Authorized Participant or its affiliates may be selected to execute a Fund’s portfolio transactions in conjunction with an all-cash creation unit order or an order including “cash-in-lieu” (as described below under “Purchase and Redemption of Shares in Creation Units”), so long as such selection is in keeping with the foregoing policies. As described below under “Purchase and Redemption of Shares in Creation Units—Creation Transaction Fee” and “—Redemption Transaction Fee”, a Fund may determine to not charge a variable fee on certain orders when the Sub-Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for creation orders that facilitate the rebalance of a Fund’s portfolio in a more tax efficient manner than could be achieved without such order, even if the decision to not charge a variable fee could be viewed as benefiting the Authorized Participant or its affiliate selected to executed a Fund’s portfolio transactions in connection with such orders.

Each Fund may deal with affiliates in principal transactions to the extent permitted by exemptive order or applicable rule or regulation.

The Sub-Adviser is responsible, subject to oversight by the Board, for placing orders on behalf of a Fund for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of a Fund and one or more other investment companies or clients supervised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable and consistent with its fiduciary obligations to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security so far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to a Fund. The primary consideration is prompt execution of orders at the most favorable net price.

In certain instances, the Sub-Adviser may find it efficient for purposes of seeking to obtain best execution, to aggregate or “bunch” certain contemporaneous purchases or sale orders of its advisory accounts and advisory accounts of affiliates. In general, all contemporaneous trades for client accounts under management by the same portfolio manager or investment team will be bunched in a single order if the trader believes the bunched trade would provide each client with an opportunity to achieve a more favorable execution at a potentially lower execution cost. The costs associated with a bunched order will be shared pro rata among the clients in the bunched order. Generally, if an order for a particular portfolio manager or management team is filled at several different prices through multiple trades, all accounts participating in the order will receive the average price (except in the case of certain international markets where average pricing is not permitted). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Fund are concerned, in other cases it could be beneficial to the Funds. Transactions effected by Sub-Adviser or the other affiliates on behalf of more than one of its clients during the same period may increase the demand for securities being purchased or the supply of securities being sold, causing an adverse effect on price. The trader will give the bunched order to the broker-dealer that the trader has identified as being able to provide the best execution of the order. Orders for purchase or sale of securities will be placed within a reasonable amount of time of the order receipt and bunched orders will be kept bunched only long enough to execute the order.

Each Fund’s purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that the Sub-Adviser manages or advises. If purchases or sales of portfolio securities of the Funds and one or more other accounts managed or advised by the Sub-Adviser are considered at or about the same time, transactions in such securities are allocated among the Funds and the other accounts in a manner deemed equitable to all by the Sub-Adviser. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as a Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to a Fund. The Sub-Adviser may deal, trade and invest for its own account in the types of securities in which a Fund may invest. Each Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rules or regulations, or by SEC exemptive order.

Portfolio turnover may vary from year to year, as well as within a year.  High turnover rates may result in comparatively greater brokerage expenses.

As permitted by Section 28(e) of the 1934 Act, the Sub-Adviser may cause a Fund to pay a broker-dealer which provides “brokerage and research services” (as defined in the 1934 Act) to the Sub-Adviser an amount of disclosed commission or spread (sometimes called “soft dollars”) for effecting a securities transaction for the Trust in excess of the commission or spread which another broker-dealer would have charged for effecting that transaction, if the Sub-Adviser determines in good faith that the commission is reasonable given the brokerage and/or research services provided by the broker-dealer.

In selecting broker-dealers that provide research or brokerage services that are paid for with soft dollars, potential conflicts of interest may arise between the Sub-Adviser and the Trust because the Sub-Adviser does not produce or pay for these research or brokerage services, but rather uses brokerage commissions generated by Fund transactions to pay for them. In addition, the Sub-Adviser may have an incentive to select a broker-dealer based upon the broker-dealer’s research or brokerage services instead of the broker-dealer’s ability to achieve best execution.

EXCHANGE LISTING AND TRADING

A discussion of exchange listing and trading matters associated with an investment in a Fund is contained in the Prospectus under the headings “Summary Information—Principal Risks of Investing in Each Fund” with respect to the applicable Fund, “Additional Information About Each Fund’s Investment Strategies and Risks—Risks of Investing in Each Fund,” “Shareholder Information—Determination of NAV” and “Shareholder Information—Buying and Selling Exchange-Traded Shares.” The discussion below supplements, and should be read in conjunction with, such sections of the Prospectus.

The Shares of each Fund are listed on an Exchange and will trade in the secondary market at prices that may differ to some degree from its NAV. The Exchange may but is not required to remove the Shares of a Fund from listing if: (1) following the initial twelve (12) month period beginning upon the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares for 30 or more consecutive trading days, or (2) such other event shall occur or condition exists that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. In addition, an Exchange will remove the Shares from listing and trading upon termination of the Trust. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of Shares of a Fund will continue to be met.

As in the case of other securities traded on an Exchange, brokers’ commissions on transactions are based on negotiated commission rates at customary levels.

Each Fund is required by the Exchange to comply with certain listing standards (which includes certain investment parameters) in order to maintain its listing on the Exchange. Compliance with these listing standards may compel the Funds to sell securities at an inopportune time or for a price other than the security’s then-current market value. The sale of securities in such circumstances could limit a Fund’s profit or require a Fund to incur a loss, and as a result, the Fund’s performance could be impacted.

BOOK ENTRY ONLY SYSTEM

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information—Buying and Selling Exchange-Traded Shares.”

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares. Shares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares holdings of each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to the Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the Exchange.

CREATION AND REDEMPTION OF CREATION UNITS

General

Each Fund will issue and sell Shares only in Creation Units on a continuous basis, without an initial sales load, at their NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant (defined below) that is not “qualified institutional buyer,” as such term is defined under Rule 144A of the Securities Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

A “Business Day” with respect to a Fund is any day on which the NYSE is open for business. As of the date of the Prospectus, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday), Good Friday, Memorial Day (observed), Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit

The consideration for purchase of a Creation Unit of a Fund generally consists of Deposit Cash. Each Fund may permit or require the in-kind deposit of Deposit Securities per each Creation Unit, constituting all or a portion of a Fund Deposit, computed as described below. Notwithstanding the foregoing, the Trust reserves the right to permit or require the substitution of a “cash in lieu” amount (included in the term “Deposit Cash”) to be added to the Cash Component to replace any Deposit Security. When accepting purchases of Creation Units for all or a portion of Deposit Cash, a Fund may incur additional costs associated with the acquisition of Deposit Securities that would otherwise be provided by an in-kind purchaser.

Together, the Deposit Securities or Deposit Cash, as applicable, and the Cash Component constitute a Fund Deposit, which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The “Cash Component” is an amount equal to the difference between the NAV of Shares (per Creation Unit) and the value of the Deposit Securities or Deposit Cash, as applicable. If the Cash Component is a positive number (i.e., the NAV per Creation Unit exceeds the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such positive amount. If the Cash Component is a negative number (i.e., the NAV per Creation Unit is less than the value of the Deposit Securities or Deposit Cash, as applicable), the Cash Component shall be such negative amount and the creator will be entitled to receive cash in an amount equal to the Cash Component. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit and the value of the Deposit Securities or Deposit Cash, as applicable. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, if applicable, which shall be the sole responsibility of the Authorized Participant.

Each Fund, through NSCC, makes available on each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the list of the names and the required number of shares of each Deposit Security or the required amount of Deposit Cash, as applicable, to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for a Fund. Such Fund Deposit is subject to any applicable adjustments as described below, to effect purchases of Creation Units of a Fund until such time as the next-announced composition of the Deposit Securities or the required amount of Deposit Cash, as applicable, is made available.

The identity and number of Shares of the Deposit Securities or the amount of Deposit Cash, as applicable, required for a Fund Deposit for a Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by the Adviser with a view to the investment objective of the Fund.

The Trust reserves the right to permit or require the substitution of Deposit Cash to replace any Deposit Security, which shall be added to the Cash Component, including, without limitation, in situations where the Deposit Security: (i) may not be available in sufficient quantity for delivery; (ii) may not be eligible for transfer through the systems of DTC for corporate securities and municipal securities; (iii) may not be eligible for trading by an Authorized Participant or the investor for which it is acting; (iv) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws; or (v) in certain other situations (collectively, “custom orders”).The adjustments described above will reflect changes, known to the Adviser on the date of announcement to be in effect by the time of delivery of a Fund Deposit, resulting from certain corporate actions.

Procedures for Purchase of Creation Units

To be eligible to place orders with the Transfer Agent to purchase a Creation Unit of a Fund, an entity must be (i) a “Participating Party” (i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”)), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see “Book Entry Only System”). In addition, each Participating Party or DTC Participant (each, an “Authorized Participant”) must execute a Participant Agreement that has been agreed to by the Distributor, and that has been accepted by the Transfer Agent, with respect to purchases and redemptions of Creation Units. Each Authorized Participant will agree, pursuant to the terms of a Participant Agreement, on behalf of itself or any investor on whose behalf it will act, to certain conditions, including that it will pay to the Trust, an amount of cash sufficient to pay the Cash Component together with the creation transaction fee (described below), if applicable, and any other applicable fees and taxes.

All orders to purchase Shares directly from a Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. The order cut-off time for each Fund for orders to purchase Creation Units is expected to be 4:00 p.m. Eastern Time, which time may be modified by the Funds from time-to-time by amendment to the Participant Agreement and/or applicable order form. In the case of custom orders, the order must be received by the Transfer Agent no later than 3:00 p.m. Eastern Time or such earlier time as may be designated by a Fund and disclosed to Authorized Participants. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.” In all circumstances, any early cut-off time will be after: (1) the NAV is calculated for the day prior to the Order Placement Date and (2) the portfolio holdings or basket information is published on the Order Placement Date.

An Authorized Participant may require an investor to make certain representations or enter into agreements with respect to the order (e.g., to provide for payments of cash, when required). Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Shares directly from a Fund in Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

On days when the Exchange closes earlier than normal, a Fund may require orders to create Creation Units to be placed earlier in the day. In addition, if a market or markets on which the Fund’s investments are primarily traded is closed, the Fund will also generally not accept orders on such day(s). Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Transfer Agent pursuant to procedures set forth in the Participant Agreement and in accordance with the applicable order form. On behalf of a Fund, the Transfer Agent will notify the Custodian of such order. The Custodian will then provide such information to the appropriate local sub-custodian(s). Those placing orders through an Authorized Participant should allow sufficient time to permit proper submission of the purchase order to the Transfer Agent by the cut-off time on such Business Day. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Transfer Agent or an Authorized Participant.

Fund Deposits must be delivered by an Authorized Participant through the Federal Reserve System (for cash) or through DTC (for corporate securities), through a sub-custody agent (for foreign securities) and/or through such other arrangements allowed by the Trust or its agents. With respect to foreign Deposit Securities, the Custodian shall cause the sub-custodian of a Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, such Deposit Securities (or Deposit Cash for all or a part of such securities, as permitted or required), with any appropriate adjustments as advised by the Trust. Foreign Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian. Each Fund Deposit transfer must be ordered by the Authorized Participant in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities or Deposit Cash, as applicable, to the account of the applicable Fund or its agents by no later than 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive all of the Deposit Securities, or the required Deposit Cash in lieu thereof, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. The “Settlement Date” for a Fund is generally the second Business Day after the Order Placement Date. All questions as to the number of Deposit Securities or Deposit Cash to be delivered, as applicable, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities or cash, as applicable, will be determined by the Trust, whose determination shall be final and binding. The amount of cash represented by the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than the Settlement Date. If the Cash Component and the Deposit Securities or Deposit Cash, as applicable, are not received by the Custodian in a timely manner by the Settlement Date, the creation order may be cancelled. Upon written notice to the Transfer Agent, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the applicable Fund.

The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to the applicable cut-off time and the federal funds in the appropriate amount are deposited by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form), with the Custodian on the Settlement Date. If the order is not placed in proper form as required, or federal funds in the appropriate amount are not received by 2:00 p.m. or 3:00 p.m., Eastern Time (as set forth on the applicable order form) on the Settlement Date, then the order may be deemed to be rejected and the Authorized Participant shall be liable to a Fund for losses, if any, resulting therefrom. A creation request is considered to be in “proper form” if all procedures set forth in the Participant Agreement, order form and this SAI are properly followed.

Issuance of a Creation Unit

Except as provided in this SAI, Creation Units will not be issued until the transfer of good title to the Trust of the Deposit Securities or payment of Deposit Cash, as applicable, and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the Custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian or sub-custodians, the Transfer Agent and the Adviser shall be notified of such delivery, and the Trust will issue and cause the delivery of the Creation Units. The delivery of Creation Units so created generally will occur no later than the second Business Day following the day on which the purchase order is deemed received by the Transfer Agent. The Authorized Participant shall be liable to the applicable Fund for losses, if any, resulting from unsettled orders.

Creation Units may be purchased in advance of receipt by the Trust of all or a portion of the applicable Fund Deposit as described below. In these circumstances, the initial deposit will have a value greater than the NAV of Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) an additional amount of cash equal to a percentage of the value as set forth in the Participant Agreement, of the undelivered Deposit Securities (the “Additional Cash Deposit”), which shall be maintained in a separate non-interest bearing collateral account. The Authorized Participant must deposit with the Custodian the Additional Cash Deposit, as applicable, by 12:00 p.m. Eastern Time (or such other time as specified by the Trust) on the Settlement Date. If a Fund or its agents do not receive the Additional Cash Deposit in the appropriate amount, by such time, then the order may be deemed rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to the applicable percentage, as set forth in the Participant Agreement, of the daily market value of the missing Deposit Securities. The Participant Agreement will permit the Trust to buy the missing Deposit Securities at any time. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the value of such Deposit Securities on the day the purchase order was deemed received by the Transfer Agent plus the brokerage and related transaction costs associated with such purchases.

The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below under “Creation Transaction Fee,” may be charged. The delivery of Creation Units so created generally will occur no later than the Settlement Date.

Acceptance of Orders of Creation Units

The Trust reserves the right to reject an order for Creation Units transmitted to it by the Transfer Agent with respect to each Fund including, without limitation, if (a) the order is not in proper form; (b) the Deposit Securities or Deposit Cash, as applicable, delivered by the Participant are not as disseminated through the facilities of the NSCC for that date by the Custodian; (c) the investor(s), upon obtaining Shares ordered, would own 80% or more of the currently outstanding Shares; (d) the acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (e) the acceptance or receipt of the order for a Creation Unit would, in the opinion of counsel to the Trust, be unlawful; or (f) in the event that circumstances outside the control of the Trust, the Custodian, the Transfer Agent and/or the Adviser make it for all practical purposes not feasible to process orders for Creation Units.

Examples of such circumstances include acts of God or public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Distributor, the Custodian, a sub-custodian, the Transfer Agent, DTC, NSCC, Federal Reserve System, or any other participant in the creation process, and other extraordinary events. The Transfer Agent shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of the order of such person. The Trust, the Transfer Agent, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall either of them incur any liability for the failure to give any such notification. The Trust, the Transfer Agent, the Custodian and the Distributor shall not be liable for the rejection of any purchase order for Creation Units.

All questions as to the number of Shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation Transaction Fee

A fixed purchase (i.e., creation) transaction fee, payable to the Funds’ custodian, may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units (“Creation Order Costs”). The standard fixed creation transaction fee for each Fund is $500, regardless of the number of Creation Units created in the transaction. Each Fund may adjust the standard fixed creation transaction fee from time to time. The fixed creation fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the Creation Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring Fund Securities from the Trust to their account or on their order.

Risks of Purchasing Creation Units

There are certain legal risks unique to investors purchasing Creation Units directly from a Fund. Because Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time. Certain activities that a shareholder performs as a dealer could, depending on the circumstances, result in the shareholder being deemed a participant in the distribution in a manner that could render the shareholder a statutory underwriter and subject to the prospectus delivery and liability provisions of the Securities Act. For example, a shareholder could be deemed a statutory underwriter if it purchases Creation Units from a Fund, breaks them down into the constituent Shares, and sells those Shares directly to customers, or if a shareholder chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary-market demand for Shares. Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary-market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption. Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. Except upon liquidation of the Fund, the Trust will not redeem shares in amounts less than Creation Units. Investors must accumulate enough Shares in the secondary market to constitute a Creation Unit to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

With respect to each Fund, the Custodian, through the NSCC, makes available prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time) on each Business Day, the list of the names and Share quantities of the Fund’s portfolio securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities.

Redemption proceeds for a Creation Unit are paid either in-kind or in cash, or combination thereof, as determined by the Trust. With respect to in-kind redemptions of a Fund, redemption proceeds for a Creation Unit will consist of Fund Securities - as announced by the Custodian on the Business Day of the request for redemption received in proper form plus cash in an amount equal to the difference between the NAV of Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of Fund Securities (the “Cash Redemption Amount”), less a fixed redemption transaction fee, as applicable, as set forth below. In the event that Fund Securities have a value greater than the NAV of Shares, a compensating cash payment equal to the differential is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, at the Trust’s discretion, an Authorized Participant may receive the corresponding cash value of the securities in lieu of the in-kind securities value representing one or more Fund Securities.

Redemption Transaction Fee

A fixed redemption transaction fee, payable to a Fund’s custodian, may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units (“Redemption Order Costs”). The standard fixed redemption transaction fee for each Fund is $500 regardless of the number of Creation Units redeemed in the transaction. Each Fund may adjust the redemption transaction fee from time to time. The fixed redemption fee may be waived on certain orders if a Fund’s custodian has determined to waive some or all of the Redemption Order Costs associated with the order or another party, such as the Adviser, has agreed to pay such fee.

Investors who use the services of a broker or other such intermediary may be charged a fee for such services. Investors are responsible for the fixed costs of transferring Fund Securities from the Trust to their account or on their order.

Procedures for Redemption of Creation Units

Orders to redeem Creation Units must be submitted in proper form to the Transfer Agent prior to 4:00 p.m. Eastern Time. A redemption request is considered to be in “proper form” if (i) an Authorized Participant has transferred or caused to be transferred to the Trust’s Transfer Agent the Creation Unit(s) being redeemed through the book-entry system of DTC so as to be effective by the time as set forth in the Participant Agreement and (ii) a request in form satisfactory to the Trust is received by the Transfer Agent from the Authorized Participant on behalf of itself or another redeeming investor within the time periods specified in the Participant Agreement. If the Transfer Agent does not receive the investor’s Shares through DTC’s facilities by the times and pursuant to the other terms and conditions set forth in the Participant Agreement, the redemption request shall be rejected.

The Authorized Participant must transmit the request for redemption, in the form required by the Trust, to the Transfer Agent in accordance with procedures set forth in the Authorized Participant Agreement. Investors should be aware that their particular broker may not have executed an Authorized Participant Agreement, and that, therefore, requests to redeem Creation Units may have to be placed by the investor’s broker through an Authorized Participant who has executed an Authorized Participant Agreement. Investors making a redemption request should be aware that such request must be in the form specified by such Authorized Participant. Investors making a request to redeem Creation Units should allow sufficient time to permit proper submission of the request by an Authorized Participant and transfer of the shares to the Trust’s Transfer Agent; such investors should allow for the additional time that may be required to effect redemptions through their banks, brokers or other financial intermediaries if such intermediaries are not Authorized Participants.

Additional Redemption Procedures

In connection with taking delivery of Shares of Fund Securities upon redemption of Creation Units, a redeeming shareholder or Authorized Participant acting on behalf of such shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of Fund Securities are customarily traded, to which account such Fund Securities will be delivered. Deliveries of redemption proceeds generally will be made within two business days of the trade date.

The Trust may in its discretion exercise its option to redeem such Shares in cash, and the redeeming investor will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Shares based on the NAV of Shares next determined after the redemption request is received in proper form (minus a redemption transaction fee, if applicable, and additional charge for requested cash redemptions specified above, to offset the Trust’s brokerage and other transaction costs associated with the disposition of Fund Securities). Each Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of Fund Securities but does not differ in NAV.

Redemptions of Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and a Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in Fund Securities applicable to the redemption of Creation Units may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming investor of Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment. Further, an Authorized Participant that is not a “qualified institutional buyer,” (“QIB”) as such term is defined under Rule 144A of the Securities Act, will not be able to receive Fund Securities that are restricted securities eligible for resale under Rule 144A. An Authorized Participant may be required by the Trust to provide a written confirmation with respect to QIB status to receive Fund Securities.

The right of redemption may be suspended or the date of payment postponed with respect to each Fund (1) for any period during which the Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of Shares or determination of the NAV of Shares is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring portfolio securities to redeeming investors, coupled with foreign market holiday schedules, will require, in certain circumstances, a delivery process longer than seven calendar days for a Fund. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for a Fund. The proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

DETERMINATION OF NET ASSET VALUE

NAV for each Fund is computed by dividing the value of the net assets of each Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of each Fund is calculated by the Custodian and determined at the close of the regular trading session on the NYSE (ordinarily 4:00 p.m. Eastern time) on each day that such exchange is open, provided that fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association (“SIFMA”) announces an early closing time.

In calculating each Fund’s NAV, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Adviser may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s pricing procedures require the Valuation Committee to determine a security’s fair value. In determining such value the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators. In these cases, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your Shares.

DIVIDENDS AND DISTRIBUTIONS

The following information supplements and should be read in conjunction with the section in the Prospectus entitled “Shareholder Information—Distributions.”

General Policies

Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least monthly. Each Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.

Dividend Distributions

Dividends and other distributions on Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Trust.

Dividend Reinvestment Service

The Trust will not make the DTC book-entry dividend reinvestment service available for use by Beneficial Owners for reinvestment of their cash proceeds, but certain individual broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of each Fund through DTC Participants for reinvestment of their dividend distributions. Investors should contact their brokers to ascertain the availability and description of these services. Beneficial Owners should be aware that each broker may require investors to adhere to specific procedures and timetables in order to participate in the dividend reinvestment service and investors should ascertain from their brokers such necessary details. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares issued by the Trust of the same Fund at NAV per Share. Distributions reinvested in additional Shares of a Fund will nevertheless be taxable to Beneficial Owners acquiring such additional Shares to the same extent as if such distributions had been received in cash.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

The Trust does not have information concerning the beneficial ownership of shares held in the names of Depository Trust Company (“DTC”) participants.

TAXES

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of a Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Taxes” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to a Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of Each Fund

Each Fund will elect and intends to qualify each year to be treated as a separate RIC under the Code. As such, a Fund should not be subject to federal income taxes on its net investment income and capital gains, if any, to the extent that it timely distributes such income and capital gains to its shareholders. To qualify for treatment as a RIC, each Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income (generally including the excess of net short-term capital gains over net long-term capital losses) and 90% of its net tax-exempt interest income, if any (the “Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or foreign currencies and net income derived from interests in qualified publicly traded partnerships (the “Qualifying Income Requirement”); and (ii) at the end of each quarter of a Fund’s taxable year, the Fund’s assets must be diversified so that (a) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with such other securities limited, in respect to any one issuer, to an amount not greater in value than 5% of the value of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer, including the equity securities of a qualified publicly traded partnership, and (b) not more than 25% of the value of its total assets is invested, including through corporations in which a Fund owns a 20% or more voting stock interest, in the securities (other than U.S. government securities or securities of other RICs) of any one issuer, the securities (other than securities of other RICs) of two or more issuers which a Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships (the “Diversification Requirement”).

It may not be possible for a Fund to fully implement a replication strategy or a representative sampling strategy of the Reference Index while satisfying the Diversification Requirement. Each Fund’s efforts to satisfy the Diversification Requirement may affect a Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to represent the Index using a sampling strategy, if such a strategy is used at any point, may cause it inadvertently to fail to satisfy the Diversification Requirement.

To the extent a Fund makes investments that may generate income that is not qualifying income, including certain derivatives, the Fund will seek to restrict the resulting income from such investments so that the Fund’s non-qualifying income does not exceed 10% of its gross income.

Although a Fund intends to distribute substantially all of its net investment income and may distribute its capital gains for any taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. Each Fund is treated as a separate corporation for federal income tax purposes. Each Fund therefore is considered to be a separate entity in determining its treatment under the rules for RICs described herein. The requirements (other than certain organizational requirements) for qualifying RIC status are determined at the Fund level rather than at the Trust level.

If a Fund fails to satisfy the Qualifying Income Requirement or the Diversification Requirement in any taxable year, the Funds may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect, and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements. Additionally, relief is provided for certain de minimis failures of the Diversification Requirement where a Fund corrects the failure within a specified period of time. To be eligible for the relief provisions with respect to a failure to meet the Diversification Requirement, a Fund may be required to dispose of certain assets. If these relief provisions were not available to a Fund and it were to fail to qualify for treatment as a RIC for a taxable year, all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) generally would be taxable to the shareholders of a Fund as ordinary income dividends, subject to the dividends received deduction for corporate shareholders and the lower tax rates on qualified dividend income received by non-corporate shareholders, subject to certain limitations. To requalify for treatment as a RIC in a subsequent taxable year, each Fund would be required to satisfy the RIC qualification requirements for that year and to distribute any earnings and profits from any year in which a Fund failed to qualify for tax treatment as a RIC. If a Fund failed to qualify as a RIC for a period greater than two taxable years, it would generally be required to pay a fund-level tax on certain net built in gains recognized with respect to certain of its assets upon disposition of such assets within five years of qualifying as a RIC in a subsequent year. The Board reserves the right not to maintain the qualification of a Fund for treatment as a RIC if it determines such course of action to be beneficial to shareholders. If a Fund determines that it will not qualify as a RIC, the Funds will establish procedures to reflect the anticipated tax liability in each Fund’s NAV.

Each Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year. A “qualified late year loss” generally includes net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (commonly referred to as “post-October losses”) and certain other late-year losses.

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a RIC’s net investment income. Instead, for U.S. federal income tax purposes, potentially subject to certain limitations, Each Fund may carry a net capital loss from any taxable year forward indefinitely to offset its capital gains, if any, in years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they will not result in U.S. federal income tax liability to a Fund and may not be distributed as capital gains to its shareholders. Generally, a Fund may not carry forward any losses other than net capital losses. The carryover of capital losses may be limited under the general loss limitation rules if a Fund experiences an ownership change as defined in the Code.

Each Fund will be subject to a nondeductible 4% federal excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year an amount at least equal to 98% of its ordinary income for the calendar year plus 98.2% of its capital gain net income for the one-year period ending on October 31 of that year, subject to an increase for any shortfall in the prior year’s distribution. In order to qualify as a regulated investment company, and avoid being subject to federal income or excise taxes at the Fund level, each Fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis (if the fiscal year is other than the calendar year), and intends to comply with other tax rules applicable to regulated investment companies.

If a Fund meets the Distribution Requirement but retains some or all of its income or gains, it will be subject to federal income tax to the extent any such income or gains are not distributed. Each Fund may designate certain amounts retained as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amount so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by a Fund on that undistributed amount against their federal income tax liabilities and to claim refunds to the extent such credits exceed their tax liabilities, and (iii) will be entitled to increase their tax basis, for federal income tax purposes, in their Shares by an amount equal to the excess of the amount of undistributed net capital gain included in their respective income over their respective income tax credits.

Taxation of Shareholders – Distributions

Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income (computed without regard to the deduction for dividends paid), its net tax-exempt income, if any, and any net capital gain (net recognized long-term capital gains in excess of net recognized short-term capital losses, taking into account any capital loss carryforwards). The distribution of investment company taxable income (as so computed) and net capital gain will be taxable to Fund shareholders regardless of whether the shareholder receives these distributions in cash or reinvests them in additional Shares.

Each Fund (or your broker) will report to shareholders annually the amounts of dividends paid from ordinary income, the amount of distributions of net capital gain, the portion of dividends which may qualify for the dividends received deduction for corporations, and the portion of dividends which may qualify for treatment as qualified dividend income, which is taxable to non-corporate shareholders at rates of up to 20%.

Distributions from each Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares.

Qualified dividend income includes, in general and subject to certain holding period and other requirements, dividend income from taxable domestic corporations and certain foreign corporations. Subject to certain limitations, eligible foreign corporations include those incorporated in possessions of the United States, those incorporated in certain countries with comprehensive tax treaties with the United States, and other foreign corporations if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Dividends received by a Fund from an ETF or an underlying fund taxable as a RIC or a REIT may be treated as qualified dividend income generally only to the extent so reported by such ETF, underlying fund or REIT. If 95% or more of a Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, a Fund may report all distributions of such income as qualified dividend income.

Fund dividends will not be treated as qualified dividend income if a Fund does not meet holding period and other requirements with respect to dividend paying stocks in its portfolio, and the shareholder does not meet holding period and other requirements with respect to the Shares on which the dividends were paid. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Distributions from the Fund’s net capital gain will be taxable to shareholders at long-term capital gains rates, regardless of how long shareholders have held their Shares. Distributions may be subject to state and local taxes.

In the case of corporate shareholders, certain dividends received by a Fund from U.S. corporations (generally, dividends received by the Funds in respect of any share of stock (1) with a tax holding period of at least 46 days during the 91-day period beginning on the date that is 45 days before the date on which the stock becomes ex-dividend as to that dividend and (2) that is held in an unleveraged position) and distributed and appropriately so reported by a Fund may be eligible for the 70% dividends-received deduction. Certain preferred stock must have a holding period of at least 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend as to that dividend in order to be eligible. Capital gain dividends distributed to each Fund from other RICs are not eligible for the dividends-received deduction. In order to qualify for the deduction, corporate shareholders must meet the minimum holding period requirement stated above with respect to their Shares, taking into account any holding period reductions from certain hedging or other transactions or positions that diminish their risk of loss with respect to their Shares, and, if they borrow to acquire or otherwise incur debt attributable to Shares, they may be denied a portion of the dividends-received deduction with respect to those Shares.

Although dividends generally will be treated as distributed when paid, any dividend declared by a Fund in October, November or December and payable to shareholders of record in such a month that is paid during the following January will be treated for U.S. federal income tax purposes as received by shareholders on December 31 of the calendar year in which it was declared.

U.S. individuals with adjusted gross income (subject to certain adjustments) exceeding certain threshold amounts ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases) are subject to a 3.8% Medicare contribution tax on all or a portion of their “net investment income,” which includes taxable interest, dividends, and certain capital gains (generally including capital gain distributions and capital gains realized on the sale of Shares). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts.

Shareholders who have not held Shares for a full year should be aware that a Fund may report and distribute, as ordinary dividends or capital gain dividends, a percentage of income that is not equal to the percentage of the Fund’s ordinary income or net capital gain, respectively, actually earned during the applicable shareholder’s period of investment in the Fund. A taxable shareholder may wish to avoid investing in a Fund shortly before a dividend or other distribution, because the distribution will generally be taxable even though it may economically represent a return of a portion of the shareholder’s investment.

To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a “substitute payment”) with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income to individual shareholders and will not be eligible for the dividends received deduction for corporate shareholders.

If a Fund’s distributions exceed its earnings and profits, all or a portion of the distributions made for a taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher capital gain or lower capital loss when Shares on which the distribution was received are sold. After a shareholder’s basis in Shares has been reduced to zero, distributions in excess of earnings and profits will be treated as gain from the sale of the shareholder’s Shares.

Taxation of Shareholders – Sale of Shares

A sale, redemption, or exchange of Shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of Shares will be treated as long-term capital gain or loss if Shares have been held for more than 12 months. Otherwise, the gain or loss on the taxable disposition of Shares will generally be treated as short-term capital gain or loss. Any loss realized upon a taxable disposition of Shares held for six months or less will be treated as long-term capital loss, rather than short-term capital loss, to the extent of any amounts treated as distributions to the shareholder of long-term capital gain (including any amounts credited to the shareholder as undistributed capital gains). All or a portion of any loss realized upon a taxable disposition of Shares may be disallowed if substantially identical Shares are acquired (through the reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the disposition. In such a case, the basis of the newly acquired Shares will be adjusted to reflect the disallowed loss.

The cost basis of Shares acquired by purchase will generally be based on the amount paid for Shares and then may be subsequently adjusted for other applicable transactions as required by the Code. The difference between the selling price and the cost basis of Shares generally determines the amount of the capital gain or loss realized on the sale or exchange of Shares. Contact the broker through whom you purchased your Shares to obtain information with respect to the available cost basis reporting methods and elections for your account. An Authorized Participant who exchanges securities for Creation Units generally will recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the sum of the exchanger’s aggregate basis in the securities surrendered plus the amount of cash paid for such Creation Units. A person who redeems Creation Units will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of any securities received plus the amount of any cash received for such Creation Units. The Internal Revenue Service (the “IRS”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot currently be deducted under the rules governing “wash sales” (for a person who does not mark-to-market its portfolio) or on the basis that there has been no significant change in economic position.

Any capital gain or loss realized upon the creation of Creation Units will generally be treated as long-term capital gain or loss if the securities exchanged for such Creation Units have been held for more than one year. Any capital gain or loss realized upon the redemption of Creation Units will generally be treated as long-term capital gain or loss if Shares comprising the Creation Units have been held for more than one year. Otherwise, such capital gains or losses will generally be treated as short-term capital gains or losses. Any loss upon a redemption of Creation Units held for six months or less may be treated as long-term capital loss to the extent of any amounts treated as distributions to the applicable Authorized Participant of long-term capital gain with respect to the Creation Units (including any amounts credited to the Authorized Participant as undistributed capital gains).

The Trust, on behalf of a Fund, has the right to reject an order for Creation Units if the purchaser (or a group of purchasers) would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares and if, pursuant to Section 351 of the Code, a Fund would have a basis in the deposit securities different from the market value of such securities on the date of deposit. The Trust also has the right to require the provision of information necessary to determine beneficial Share ownership for purposes of the 80% determination. If a Fund does issue Creation Units to a purchaser (or a group of purchasers) that would, upon obtaining the Creation Units so ordered, own 80% or more of the outstanding Shares, the purchaser (or a group of purchasers) will not recognize gain or loss upon the exchange of securities for Creation Units.

Persons purchasing or redeeming Creation Units should consult their own tax advisers with respect to the tax treatment of any creation or redemption transaction and whether the wash sales rule applies and when a loss may be deductible.

Taxation of Fund Investments

Certain of a Fund’s investments may be subject to complex provisions of the Code (including provisions relating to hedging transactions, straddles, integrated transactions, foreign currency contracts, forward foreign currency contracts, and notional principal contracts) that, among other things, may affect a Fund’s ability to qualify as a RIC, affect the character of gains and losses realized by a Fund (e.g., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a Fund to mark to market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause a Fund to recognize income without a Fund receiving cash with which to make distributions in amounts sufficient to enable a Fund to satisfy the RIC distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make appropriate tax elections, and intends to make appropriate entries in its books and records in order to mitigate the effect of these rules and preserve the Fund’s qualification for treatment as a RIC. To the extent a Fund invests in an underlying fund that is taxable as a RIC, the rules applicable to the tax treatment of complex securities will also apply to the underlying funds that also invest in such complex securities and investments.

Backup Withholding

Each Fund will be required in certain cases to withhold (as “backup withholding”) on amounts payable to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to backup withholding by the IRS for failure to properly report all payments of interest or dividends; (3) fails to provide a certified statement that he or she is not subject to “backup withholding”; or (4) fails to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien). The backup withholding rate is 24%. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder’s ultimate U.S. tax liability. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor permanent residents of the United States.

Foreign Shareholders

Any non-U.S. investors in a Fund may be subject to U.S. withholding and estate tax and shareholders are encouraged to consult their tax advisors prior to investing in a Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from taxable ordinary income. Each Fund may, under certain circumstances, report all or a portion of a dividend as an “interest-related dividend” or a “short-term capital gain dividend,” which would generally be exempt from this 30% U.S. withholding tax, provided certain other requirements are met. Short-term capital gain dividends received by a nonresident alien individual who is present in the U.S. for a period or periods aggregating 183 days or more during the taxable year are not exempt from this 30% withholding tax. Gains realized by foreign shareholders from the sale or other disposition of Shares generally are not subject to U.S. taxation, unless the recipient is an individual who is physically present in the U.S. for 183 days or more per year. Foreign shareholders who fail to provide an applicable IRS form may be subject to backup withholding on certain payments from a Fund. Backup withholding will not be applied to payments that are subject to the 30% (or lower applicable treaty rate) withholding tax described in this paragraph. Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above.

Unless certain non-U.S. entities that hold Shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to Fund distributions payable to such entities and with respect to redemptions and certain capital gain dividends payable to such entities after December 31, 2018. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the U.S. and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

For foreign shareholders to qualify for an exemption from backup withholding, described above, the foreign shareholder must comply with special certification and filing requirements. Foreign shareholders in a Fund should consult their tax advisors in this regard.

Tax-Exempt Shareholders

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k) plans, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, a Fund generally serves to block UBTI from being realized by its tax-exempt shareholders with respect to their Shares of Fund income. However, notwithstanding the foregoing, tax-exempt shareholders could realize UBTI by virtue of their investment in a Fund if, for example, (i) a Fund invests in residual interests of Real Estate Mortgage Investment Conduits (“REMICs”), (ii) a Fund invests in a REIT that is a taxable mortgage pool (“TMP”) or that has a subsidiary that is a TMP or that invests in the residual interest of a REMIC, or (iii) Shares constitute debt-financed property in the hands of the tax-exempt shareholders within the meaning of section 514(b) of the Code. Charitable remainder trusts are subject to special rules and should consult their tax advisers. The IRS has issued guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are strongly encouraged to consult with their tax advisers regarding these issues.

Certain Potential Tax Reporting Requirements

Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of Shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

State Tax

In those states that have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by a Fund may differ from federal tax treatment.

Tax Treatment of Portfolio Transactions

Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders. This section should be read in conjunction with the discussion above under “Description of Permitted Investments” for a detailed description of the various types of securities and investment techniques that apply to a Fund.

In General. In general, gain or loss recognized by a Fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Options, Futures, Forward Contracts and Hedging Transactions. In general, option premiums received by a Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or a Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a Fund is exercised and a Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a Fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by a Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by a Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of options and futures transactions, a Fund’s transactions in other derivative instruments (including options and forward contracts) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to a Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid Fund-level tax.

Certain of a Fund’s investments in derivatives and foreign currency-denominated instruments, and the Fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the Shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign Currency Transactions. Each Fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a Fund’s ordinary income distributions to you, and may cause some or all of the Fund’s previously distributed income to be classified as a return of capital. In certain cases, a Fund may make an election to treat such gain or loss as capital.

PFIC Investments. Each Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of a Fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a Fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for a Fund to make a mark-to-market election. If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by a Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

Securities Lending. While securities are loaned out by a Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in Securities of Uncertain Tax Character. Each Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Investment in Certain ETPs and Certain Direct Fund Investments

Each Fund may invest in ETPs that are taxable as RICs under the Internal Revenue Code. Any income a Fund receives from such ETPs should be qualifying income for purposes of the 90% Test. Each Fund may also invest in one or more ETPs that are not taxable as RICs under the Internal Revenue Code and that may generate non-qualifying income for purposes of the 90% Test. Similarly, a Fund may make certain direct investments that may produce non-qualifying income for purposes of the 90% Test. The Adviser anticipates monitoring investments that may produce non-qualifying income to ensure that each Fund satisfies the 90% Test. Nevertheless, non-qualifying income of a Fund may be more than anticipated, the Fund may be unable to generate qualifying income at levels sufficient to ensure it satisfies the 90% Test, or the Fund might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. In any such case, a Fund could fail the 90% Test and, if the relief provisions discussed above are unavailable, fail to qualify as a RIC.

Each Fund may invest in ETPs that are structured in a manner that causes income, gains, losses, credits and deductions of the ETPs to be taken into account for U.S. federal income tax purposes by those Funds whether or not any distributions are made from the ETPs to those Funds. Thus, a Fund may be required to take into account income or gains in a taxable year without receiving any cash and may have to sell assets to distribute such income or gains. Those sales will generally result in additional taxable gain or loss and may occur at a time when the Adviser would not otherwise have chosen to sell such securities.

Options, Swaps and Other Complex Securities. Each Fund and certain of the ETPs in which the Fund invest may invest in complex securities such as equity options, index options, repurchase agreements, foreign currency contracts, hedges and swaps, transactions treated as straddles for U.S. federal income tax purposes, and futures contracts. These investments may be subject to numerous special and complex tax rules. These rules could affect a Fund’s (and certain ETPs’) ability to qualify as a RIC, affect whether gains and losses recognized by a Fund or ETPs are treated as ordinary income or long-term or short-term capital gain, accelerate the recognition of income to the Fund or ETPs and/or defer the Fund’s or ETPs’ ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed by a Fund.

Certain derivative investment by the Funds, such as exchange-traded products and over-the-counter derivatives may not produce qualifying income for purposes of the “90% Test” described above, which must be met in order for a Fund to maintain its status as a RIC under the Internal Revenue Code. In addition, the determination of the value and the identity of the issuer of such derivative investments are often unclear for purposes of the “Asset Test” described above. Each Fund intend to carefully monitor such investments to ensure that any non-qualifying income does not exceed permissible limits and to ensure that they are adequately diversified under the Asset Test. Each Fund, however, may not be able to accurately predict the non-qualifying income from these investments and there are no assurances that the IRS will agree with a Fund’s determination of the “Asset Test” with respect to such derivatives.

With respect to any investments in STRIPS, Treasury Receipts, other zero coupon, payment-in-kind, and similar securities which are sold at original issue discount and thus do not make periodic cash interest payments, a Fund or an ETP will generally be required to include as part of its current income the imputed interest on such obligations even though a Fund or ETP has not received any interest payments on such obligations during that period.

Because each Fund intends to distribute all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in taxable gain or loss and may affect the amount and timing of distributions from the Fund.

Any market discount recognized on a bond is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below redemption value or adjusted issue price if issued with original issue discount. Absent an election by a Fund to include the market discount in income as it accrues, gain on the Fund’s disposition of such an obligation will be treated as ordinary income rather than capital gain to the extent of the accrued market discount.

Each Fund may be required for federal income tax purposes to mark-to-market and recognize as income and loss for each taxable year their net unrealized gains and losses on certain futures contracts and options as of the end of the year as well as those actually realized during the year. Options on “broad based” securities indices are classified as “non-equity options” under the Internal Revenue Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss. Each Fund may be required to defer the recognition of losses on futures contracts, options contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund. These provisions may also require the Funds to mark-to-market certain types of positions in their portfolios (i.e., treat them as if they were closed out), which may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the Distribution Requirement and for avoiding the excise tax discussed above. Accordingly, in order to avoid certain income and excise taxes, a Fund may be required to liquidate as investments at a time when the investment adviser might not otherwise have chosen to do so.

In general, for purposes of the 90% Test described above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by a Fund. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (generally, a partnership (i) interests in which are traded on an established securities market or are readily tradable on a secondary market or the substantial equivalent thereof, (ii) that derives at least 90% of its income from the passive income sources specified in Internal Revenue Code section 7704(d), and (iii) that derives less than 90% of its income from the qualifying income described in (i) of the prior paragraph) will be treated as qualifying income. In addition, although in general the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.

Any transactions in foreign currencies and forward foreign currency contracts will be subject to provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by a Fund or an ETP (i.e., may affect whether gains or losses are ordinary or capital), may accelerate recognition of income by a Fund or an ETP and may defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to the Fund’s shareholders. These provisions also may require a Fund or an ETP to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out), which may cause A Fund to recognize income without receiving cash with which to make distributions in amounts necessary to facilitate satisfaction of the distribution requirements for avoiding the income and excise taxes.

The U.S. Treasury Department has authority to issue regulations that would exclude foreign currency gains from the 90% Test described above if such gains are not directly related to a Fund’s business of investing in stock or securities (or options and futures with respect to stock or securities). Accordingly, regulations may be issued in the future that could treat some or all of the Fund’s non-U.S. currency gains as non-qualifying income, thereby potentially jeopardizing a Fund’s status as a RIC for all years to which the regulations are applicable.

If a Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFICs,” the Fund will generally be subject to one or more of the following special tax regimes: (i) A Fund may be liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by a Fund as a dividend to its shareholders, (ii) if a Fund were able and elected to treat a PFIC as a “qualified electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, a Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund, or (iii) a Fund may be entitled to mark-to-market annually shares of the PFIC, whether or not any distributions are made to the Fund, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above. A Fund may have to distribute to its shareholders certain “phantom” income and gains such Fund accrues with respect to its investment in a PFIC in order to satisfy the Distribution Requirement and to avoid imposition of the excise tax. Such Fund intends to make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Short Sales

In general, gain or loss on a short sale is recognized when a Fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale by a Fund is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in the Fund’s hands. Except with respect to certain situations where the property used by a Fund to close a short sale has a long-term holding period on the date of the short sale, the gains on short sales are generally treated as short-term capital gains. These rules may also affect the holding period of “substantially identical property” held by a Fund. Moreover, a Fund’s loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by a Fund for more than one year. In general, a Fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

Derivatives Strategies

The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith.  Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as Qualifying Income.  Each Fund will monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income and excise taxes.

Some futures contracts (other than “securities futures contracts,” as defined in Code section 1234B(c)), foreign currency contracts, and “nonequity options” (i.e., certain listed options, such as those on a “broad-based” securities index) in which a Fund invests may be subject to Code section 1256 (collectively “section 1256 contracts”).  Section 1256 contracts that a Fund holds at the end of its taxable year must be ” marked-to~~-~~market ” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it.  A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options, futures, and forward contracts in which a Fund may invest.  That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are positions in personal property.  Under that section any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.  In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above.  The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.  Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain.  If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys.  If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale.  If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto.  If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).

CAPITAL STOCK

The Trust issues Shares of beneficial interest with no par value. The Board may designate additional series of the Trust.

Each share issued by the Trust has a pro rata interest in the assets of the corresponding Fund. Shares have no pre-emptive, exchange, subscription or conversion rights and are freely transferable. Each Share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder and each fractional Share has a proportional fractional vote. Shares of all Fund vote together as a single class except that if the matter being voted on affects only a particular fund it will be voted on only by that fund, and if a matter affects a particular fund differently from other Fund, that fund will vote separately on such matter. Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All Shares of the Trust have noncumulative voting rights for the election of Trustees. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Under Delaware law, shareholders of a statutory trust may have similar limitations on liability as shareholders of a corporation.

SHAREHOLDER REPORTS

The Trust will issue through DTC Participants to its shareholders semi-annual reports containing unaudited financial statements and annual reports containing financial statements audited by an independent auditor approved by the Trust’s Trustees and by the shareholders when meetings are held and such other information as may be required by applicable laws, rules and regulations. Beneficial Owners also receive annually notification as to the tax status of the Trust’s distributions.

Shareholder inquiries may be made by writing to the Trust at c/o Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101.

FINANCIAL STATEMENTS

Each Fund has only recently commenced investment operations and, therefore, has not produced financial statements. Once produced, you can obtain a copy of the financial statements contained in the Fund’s Annual or Semi-Annual Report without charge by calling the Trust at 1-888-393-KURV (5878).

APPENDIX A: KURV INVESTMENT MANAGEMENT LLC

PROXY VOTING/CLASS ACTION LITIGATION POLICY

Background

An investment adviser owes a duty of care and loyalty to its clients with respect to monitoring corporate events and exercising proxy authority in the best interests of such clients. Kurv Investment Management LLC will adhere to Rule 206(4)-6 of the Advisers Act and applicable laws and regulations in regard to the voting of proxies. As a result, investment advisers must conduct a reasonable review into matters on which the adviser votes and to vote in the best interest of the client.

Policies and Procedures

Kurv Investment Management LLC has the authority to vote proxies with respect of securities in its managed single stock ETF funds (“Client Securities”) over which Kurv Investment Management LLC has voting discretion. In such cases, Kurv Investment Management LLC will cast proxy votes in a manner that is consistent with the best interests of Kurv Investment Management LLC’s clients. Where Kurv Investment Management LLC undertakes proxy voting responsibilities on behalf of multiple clients, it shall consider whether it should have different voting policies for some or all of these different clients, depending on the investment strategy and objectives of each client. These proxy voting policies and procedures are designed to deal with the complexities which may arise in cases where Kurv Investment Management LLC’s interests conflict or appear to conflict with the interests of its clients and to provide a copy of proxy voting and these procedures upon client request. Kurv Investment Management LLC will also make available the record of Kurv Investment Management LLC’s votes promptly upon request.

Unless contractually obligated to vote in a certain manner, Kurv Investment Management LLC will reach its voting decisions independently, after appropriate investigation. It does not generally intend to delegate its decision-making or to rely on the recommendations of any third party, although it may take such recommendations into consideration. Where Kurv Investment Management LLC deviates from the guidelines listed below, or depends upon a third party to make the decision, the reasons shall be documented. Kurv Investment Management LLC may consult with such other experts, such as CPA’s, investment bankers, attorneys, etc., as it deems necessary to help reach informed decisions.

The CCO is responsible for monitoring the effectiveness of this policy.

Kurv Investment Management LLC generally will monitor proposed corporate actions and proxy issues regarding client securities and may take any of the following actions based on the best interests of its clients: (i) determine how to vote the proxies; or (ii) abstain.

In general, Kurv Investment Management LLC will determine how to vote proxies based on reasonable judgment of the vote most likely to produce favorable financial results for its clients. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interests of shareholders. Proxy votes generally will be cast against proposals having the opposite effect. Kurv Investment Management LLC will always consider each side of each proxy issue.

Non-Voting of Proxies

Kurv Investment Management LLC will generally not vote proxies in the following situations:

●         Proxies are received for equity securities where, at the time of receipt, Kurv Investment Management LLC’s position, across all clients that it advises, is less than, or equal to, 1% of the total outstanding voting equity (an “immaterial position”); or

●         Proxies are received for equity securities where, at the time of receipt, Kurv Investment Management LLC’s clients no longer hold that position.

Management Proposals

Absent good reason to the contrary, Kurv Investment Management LLC will generally give substantial weight to management recommendations regarding voting. This is based on the view that management is usually in the best position to know which corporate actions are in the best interests of common shareholders as a whole.

Kurv Investment Management LLC will generally vote for routine matters proposed by issuer management, such as setting a time or place for an annual meeting, changing the name or fiscal year of the company, or voting for directors in favor of the management proposed slate. Other routine matters in which Kurv Investment Management LLC will generally vote along with company management include: appointment of auditors; fees paid to board members; and change in the board structure. Kurv Investment Management LLC will generally vote along with management as long as the proposal does not: i) measurably change the structure, management, control or operations of the company; ii) measurably change the terms of, or fees or expenses associated with, an investment in the company; and (iii) the proposal is consistent with customary industry standards and practices, as well as the laws of the state of incorporation applicable to the company. Routine matters may not necessitate the same level of analysis than non-routine matters.

Non-Routine Matters

Non-routine matters include such things as:

●	Amendments to management incentive plans;
●	The authorization of additional common or preferred stock;
●	Initiation or termination of barriers to takeover or acquisition;
●	Mergers or acquisitions;
●	Changes in the state of incorporation;
●	Corporate reorganizations;
●	Term limits for board members; and
●	“Contested” director slates.

In non-routine matters, Kurv Investment Management LLC will attempt to be generally familiar with the questions at issue. Non-routine matters will be voted on a case-by-case basis given the complexity of many of these issues. When determining how to vote non-routine matters Kurv Investment Management LLC shall conduct an issue-specific analysis, giving consideration to the potential effect on the value of a client’s investments, documentation of the analysis shall be maintained in Kurv Investment Management LLC’s proxy voting files.

Processing Proxy Votes

The CCO will be responsible for determining whether each proxy is for a “routine” matter, as described above, and whether the policy and procedures set forth herein actually address the specific issue. For proxies that are not clearly “routine”,Kurv Investment Management LLC, in conjunction with the CCO, will determine how to vote each such proxy by applying these policies and procedures. Upon making a decision, the proxy will be executed and returned for submission to the issuer. Kurv Investment’s proxy voting record will be updated at the time the proxy is submitted. Records of all proxies, Kurv Investment Management LLC’s proxy vote and related analyses, if applicable will be retained in accordance with its recordkeeping obligations.

Periodic Testing

Kurv Investment Management LLC shall evaluate compliance by periodically sampling the proxy votes it casts on behalf of its clients by sampling proxy votes that relate to proposals that are non-routine matters and require more issue-specific analysis (e.g., mergers and acquisition transactions, dissolutions, conversions, or consolidations).

Conflicts of Interest

Conflicts of interest between Kurv Investment Management LLC or a principal of Kurv Investment Management LLC and Kurv Investment Management LLC’s clients with respect to a proxy issue conceivably may arise, for example, from personal or professional relationships with an issuer or with the directors, candidates for director, or senior executives of an issuer.

Potential conflicts of interest between Kurv Investment Management LLC and its clients may arise when Kurv Investment Management LLC’s relationships with an issuer or with a related third party actually conflict, or appear to conflict, with the best interests of Kurv Investment Management LLC’s clients.

If the issue is specifically addressed in these policies and procedures, Kurv Investment Management LLC will vote in accordance with these policies. In a situation where the issue is not specifically addressed in these policies and procedures and an apparent or actual conflict exists, Kurv Investment Management LLC shall either: i) inform clients of the conflict of interest and obtain advance consent of a majority of such clients for a particular voting decision; or ii) obtain approval of a voting decision from Kurv Investment Management LLC’s CCO, who will be responsible for documenting the rationale for the decision made and voted.

In all such cases, Kurv Investment Management LLC will make disclosures to clients of all material conflicts and will keep documentation supporting its voting decisions.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)	(1)	Certificate of Trust dated February 1, 2021, as filed with the State of Delaware on February 1, 2021, for NEOS ETF Trust (the “Registrant” or “Trust”)[1]
	(2)	Agreement and Declaration of Trust of the Registrant[9]

(b)	(1)	By-Laws of the Registrant[9]

(c)	Not applicable.

(d)	(1)	Investment Advisory Agreement between the Registrant and Faith Investor Services LLC[3]
	(2)	Investment Sub-Advisory Agreement between the Adviser and Knights of Columbus Asset Advisors LLC[3]
	(3)	Investment Sub-Advisory Agreement between the Adviser and Capital Insight Partners, LLC[4]
	(4)	First Amendment to Investment Advisory Agreement between the Registrant and Faith Investor Services LLC[4]
	(5)	Investment Advisory Agreement between the Registrant and Neos Investment Management LLC[5]
	(6)	Investment Advisory Agreement between the Registrant and Kurv Investment Management LLC[6]
	(7)	Investment Sub-Advisory Agreement between Kurv Investment Management LLC and Neos Investment Management LLC[6]
	(8)	Investment Advisory Agreement between the Registrant and NEOS Investment Management, LLC (with respect to NEOS Bitcoin High Income ETF and NEOS Bitcoin Momentum ETF)[11]
	(9)	Amended and Restated Schedule A to the Investment Advisory Agreement between Registrant and Kurv Investment Management LLC[10]
	(10)	Amended and Restated Schedule A to the Investment Sub-Advisory Agreement between Kurv Investment Management LLC and NEOS Investment Management LLC[10]
	(11)	Investment Advisory Agreement between the Registrant and NEOS Investment Management LLC (with respect to the Master Global Battery Recycling ETF[11]

(e)	Distribution Agreement between the Registrant and Foreside Fund Services, LLC[3]

(f)	Not applicable.

(g)	Custody Agreement between Registrant and U.S. Bank, N.A.[3]

(h)	(1)	ETF Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC[3]
	(2)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC[3]
	(3)	Transfer Agent Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC[3]

(i)		Consent of Counsel[10]

(j)		Consent of Independent Registered Public Accounting Firm[10]

(k)		Not applicable.

(l)		Private Offering Agreement[3]

(m)		Distribution and Service Plan[9]

(n)	Not applicable.

(o)	Not applicable.

(p)	(1)	Code of Ethics of the Registrant[2]
	(2)	Code of Ethics of the Faith Investor Services LLC[3]
	(3)	Code of Ethics of the Knights of Columbus Asset Advisors LLC[3]
	(4)	Code of Ethics of Foreside Fund Services, LLC[2]
	(5)	Code of Ethics of the Capital Insight Partners, LLC[4]
	(6)	Code of Ethics of Neos Investment Management LLC[5]
	(7)	Code of Ethics of Kurv Investment Management LLC[6]

Other Exhibits: Powers of Attorney7

[1]	Incorporated herein by reference to the corresponding exhibit of the Registrant’s Registration Statement, SEC File Nos. 333-253997, 811-23645 filed March 8, 2021, accession number 0001387131-21-003336.

[2]	Incorporated herein by reference to the corresponding exhibit of the Registrant’s Registration Statement, SEC File Nos. 333-253997, 811-23645 filed June 1, 2021, accession number 0001387131-21-006250.

[3]	Incorporated herein by reference to the corresponding exhibit of the Registrant’s Registration Statement, SEC File Nos. 333-253997, 811-23645 filed June 30, 2021, accession number 0001387131-21-007027.

[4]	Incorporated herein by reference to the corresponding exhibit of the Registrant’s Registration Statement, SEC File Nos. 333-253997, 811-23645 filed February 1, 2022, accession number 0001387131-22-001181.

[5]	Incorporated herein by reference to the corresponding exhibit of the Registrant’s Registration Statement, SEC File Nos. 333-253997, 811-23645 filed August 23, 2022, accession number 0001387131-22-008992.

[6]	Incorporated herein by reference to the corresponding exhibit of the Registrant’s Registration Statement, SEC File Nos. 333-253997, 811-23645 filed March 24, 2023, accession number 0001839882-23-007394.

[7]	Incorporated herein by reference to the corresponding exhibit of the Registrant’s Registration Statement, SEC File Nos. 333-253997, 811-23645 filed May 24, 2022, accession number 0001839882-22-011065.

[8]	Incorporated herein by reference to the corresponding exhibit of the Registrant’s Registration Statement, SEC File Nos. 333-253997, 811-23645 filed April 25, 2023, accession number 0001387131-23-005120.

[9]	Incorporated herein by reference to the corresponding exhibit of the Registrant’s Registration Statement, SEC File Nos. 333-253997, 811-23645 filed September 26, 2023, accession number 0001387131-23-011547.

[10]	Filed herewith.
[11]	To be filed by subsequent amendment.

Item 29. Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30. Indemnification

Pursuant to Article VI of the Agreement and Declaration of Trust (the “Declaration”), every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (“Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof. No indemnification shall be provided under the Declaration to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

Item 31. Business and Other Connections of the Investment Adviser

See “Management” in the Statement of Additional Information. Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

Item 32. Principal Underwriters

(a)	Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AB Active ETFs, Inc.

2.	ABS Long/Short Strategies Fund

3.	Absolute Shares Trust

4.	ActivePassive Core Bond ETF, Series of Trust for Professional Managers

5.	ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

6.	ActivePassive International Equity ETF, Series of Trust for Professional Managers

7.	ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

8.	Adaptive Core ETF, Series of Collaborative Investment Series Trust

9.	AdvisorShares Trust

10.	AFA Multi-Manager Credit Fund

11.	AGF Investments Trust

12.	AIM ETF Products Trust

13.	Alexis Practical Tactical ETF, Series of Listed Funds Trust

14.	AlphaCentric Prime Meridian Income Fund

15.	American Century ETF Trust

16.	Amplify ETF Trust

17.	Applied Finance Core Fund, Series of World Funds Trust

18.	Applied Finance Explorer Fund, Series of World Funds Trust

19.	Applied Finance Select Fund, Series of World Funds Trust

20.	ARK ETF Trust

21.	ARK Venture Fund

22.	ASYMmetric ETFs Trust

23.	B.A.D. ETF, Series of Listed Funds Trust

24.	Bitwise Funds Trust

25.	Bluestone Community Development Fund

26.	BondBloxx ETF Trust

27.	Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

28.	Bridgeway Funds, Inc.

29.	Brinker Capital Destinations Trust

30.	Brookfield Real Assets Income Fund Inc.

31.	Build Funds Trust

32.	Calamos Convertible and High Income Fund

33.	Calamos Convertible Opportunities and Income Fund

34.	Calamos Dynamic Convertible and Income Fund

35.	Calamos ETF Trust

36.	Calamos Global Dynamic Income Fund

37.	Calamos Global Total Return Fund

38.	Calamos Strategic Total Return Fund

39.	Carlyle Tactical Private Credit Fund

40.	Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

41.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

42.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

43.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust

44.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

45.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust

46.	Center Coast Brookfield MLP & Energy Infrastructure Fund

47.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust

48.	Clifford Capital International Value Fund, Series of World Funds Trust

49.	Clifford Capital Partners Fund, Series of World Funds Trust

50.	Cliffwater Corporate Lending Fund

51.	Cliffwater Enhanced Lending Fund

52.	Cohen & Steers Infrastructure Fund, Inc.

53.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

54.	CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

55.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

56.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust

57.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

58.	Davis Fundamental ETF Trust

59.	Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions

60.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

61.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

62.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions

63.	Defiance Pure Electric Vehicle ETF, Series of ETF Series Solutions

64.	Defiance Quantum ETF, Series of ETF Series Solutions

65.	Direxion Funds

66.	Direxion Shares ETF Trust

67.	Dividend Performers ETF, Series of Listed Funds Trust

68.	Dodge & Cox Funds

69.	DoubleLine ETF Trust

70.	DoubleLine Opportunistic Credit Fund

71.	DoubleLine Yield Opportunities Fund

72.	DriveWealth ETF Trust

73.	EIP Investment Trust

74.	Ellington Income Opportunities Fund

75.	ETF Managers Trust

76.	ETF Opportunities Trust

77.	Evanston Alternative Opportunities Fund

78.	Exchange Listed Funds Trust

79.	Fiera Capital Series Trust

80.	FlexShares Trust

81.	Forum Funds

82.	Forum Funds II

83.	Forum Real Estate Income Fund

84.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust

85.	Grayscale Future of Finance ETF, Series of ETF Series Solutions

86.	Guinness Atkinson Funds

87.	Harbor ETF Trust

88.	Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

89.	Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

90.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

91.	Horizon Kinetics Medical ETF, Series of Listed Funds Trust

92.	Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

93.	IDX Funds

94.	Innovator ETFs Trust

95.	Ironwood Institutional Multi-Strategy Fund LLC

96.	Ironwood Multi-Strategy Fund LLC

97.	John Hancock Exchange-Traded Fund Trust

98.	LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

99.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers

100.	Mairs & Power Growth Fund, Series of Trust for Professional Managers

101.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

102.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

103.	Manor Investment Funds

104.	Merk Stagflation ETF, Series of Listed Funds Trust

105.	Milliman Variable Insurance Trust

106.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust

107.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

108.	Mohr Growth ETF, Series of Collaborative Investment Series Trust

109.	Mohr Sector Navigator ETF, Series of Collaborative Investment Series Trust

110.	Morgan Stanley ETF Trust

111.	Morningstar Funds Trust

112.       Mutual of America Investment Corporation

113.       North Square Investments Trust

114.       OTG Latin American Fund, Series of World Funds Trust

115.       Overlay Shares Core Bond ETF, Series of Listed Funds Trust

116.       Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

117.       Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

118.       Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

119.       Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

120.       Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

121.       Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

122.       Palmer Square Opportunistic Income Fund

123.       Partners Group Private Income Opportunities, LLC

124.       Performance Trust Mutual Funds, Series of Trust for Professional Managers

125.       Perkins Discovery Fund, Series of World Funds Trust

126.       Philotimo Focused Growth and Income Fund, Series of World Funds Trust

127.       Plan Investment Fund, Inc.

128.       PMC Core Fixed Income Fund, Series of Trust for Professional Managers

129.       PMC Diversified Equity Fund, Series of Trust for Professional Managers

130.       Point Bridge America First ETF, Series of ETF Series Solutions

131.       Preferred-Plus ETF, Series of Listed Funds Trust

132.       Putnam ETF Trust

133.       Quaker Investment Trust

134.       Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

135.       Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust

136.       Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

137.       Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

138.       Renaissance Capital Greenwich Funds

139.       Reynolds Funds, Inc.

140.       RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust

141.       RiverNorth Patriot ETF, Series of Listed Funds Trust

142.       RMB Investors Trust

143.       Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

144.       Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

145.       Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

146.       Roundhill BIG Bank ETF, Series of Listed Funds Trust

147.       Roundhill BIG Tech ETF, Series of Listed Funds Trust

148.       Roundhill Cannabis ETF, Series of Listed Funds Trust

149.       Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust

150.       Roundhill MEME ETF, Series of Listed Funds Trust

151.       Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

152.       Roundhill Video Games ETF, Series of Listed Funds Trust

153.       Rule One Fund, Series of World Funds Trust

154.       Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

155.       NEOS ETF Trust

156.       Six Circles Trust

157.       Sound Shore Fund, Inc.

158.       Sparrow Funds

159.       Spear Alpha ETF, Series of Listed Funds Trust

160.       STF Tactical Growth & Income ETF, Series of Listed Funds Trust

161.       STF Tactical Growth ETF, Series of Listed Funds Trust

162.       Strategic Trust

163.       Strategy Shares

164.       Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

165.       Syntax ETF Trust

166.       Tekla World Healthcare Fund

167.       Tema ETF Trust

168.       Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust

169.       Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust

170.       Teucrium AiLA Long-Short Base Metals Strategy ETF, Series of Listed Funds Trust

171.       The Community Development Fund

172.       The Finite Solar Finance Fund

173.       The Private Shares Fund

174.       The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

175.       Third Avenue Trust

176.       Third Avenue Variable Series Trust

177.       Tidal ETF Trust

178.       Tidal Trust II

179.       TIFF Investment Program

180.       Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

181.       Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

182.       Timothy Plan International ETF, Series of The Timothy Plan

183.       Timothy Plan Market Neutral ETF, Series of The Timothy Plan

184.       Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

185.       Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

186.       Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

187.       Total Fund Solution

188.       Touchstone ETF Trust

189.       TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust

190.       TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust

191.       TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust

192.       TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

193.       TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

194.       TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

195.       TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

196.       TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

197.       TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

198.       TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

199.       TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

200.       TrueShares Structured Outcome (May) ETF, Listed Funds Trust

201.       TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

202.       TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

203.       TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

204.       TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust

205.       U.S. Global Investors Funds

206.       Union Street Partners Value Fund, Series of World Funds Trust

207.       Variant Alternative Income Fund

208.       Variant Impact Fund

209.       VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II

210.       VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II

211.       VictoryShares Corporate Bond ETF, Series of Victory Portfolios II

212.       VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

213.       VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

214.       VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

215.       VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II

216.       VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

217.       VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

218.       VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

219.       VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

220.       VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II

221.       VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II

222.       VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

223.       VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

224.       VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

225.       VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

226.       VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

227.       VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

228.       VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

229.       VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

230.       VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II

231.       VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

232.       VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

233.       Volatility Shares Trust

234.       West Loop Realty Fund, Series of Investment Managers Series Trust

235.       Wilshire Mutual Funds, Inc.

236.       Wilshire Variable Insurance Trust

237.       WisdomTree Digital Trust

238.       WisdomTree Trust

239.       WST Investment Trust

240.       XAI Octagon Floating Rate & Alternative Income Term Trust

Item 32(b)	The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite	President/Manager	None
2200, Milwaukee, WI 53202
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200,	Treasurer	None
Milwaukee, WI 53202
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief	None
Financial Officer

Item 32(c)	Not applicable.

Item 33. Location of Accounts and Records

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained in the physical possession of Faith Investor Services LLC, 14785 Preston Road, Suite 1000, Dallas, TX 75254, Neos Investment Management, LLC, 13 Riverside Ave., Westport, CT 06880; Kurv Investment Management, LLC, 1 Letterman Drive, Building C, Suite 3-500, San Francisco, CA 94129, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, WI 53202, U.S. Bank, N.A., 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212. Foreside Fund Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 maintains all records relating to its services as Distributor of the Registrant at Three Canal Plaza, Suite 100, Portland, Maine 04101.

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Westport, and State of Connecticut, on the 17th day of October 2023.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Name:	Garrett Paolella
Title:	Chairman, President, Principal Executive Officer, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Garrett Paolella
Garrett Paolella	Chairman, President, Principal Executive Officer, and Trustee	October 17, 2023
*
Sharon Cheever	Trustee	October 17, 2023
*
Richard Keary	Trustee	October 17, 2023
*
John Jacobs	Trustee	October 17, 2023
*
Robert Sherry	Trustee	October 17, 2023

/s/ Troy Cates Troy Cates /s/ Josh Hunter	Trustee and Vice Chairman	October 17, 2023
Josh Hunter	Treasurer and Principal Financial Officer	October 17, 2023

*By:	/s/ Garrett Paolella
Garrett Paolella

* Attorney-in-Fact – Signed pursuant to a Power of Attorney dated February 1, 2022 for Ms. Sharon Cheever, Mr. John Jacobs, and Mr. Robert Sherry, and a Power of Attorney dated May 20, 2022 for Mr. Richard Keary, and filed with Registrant’s registration statement on Form N-1A dated May 24, 2022 and herein incorporated by reference..

Exhibit Index

Exhibit	Exhibit No.
Amended and Restated Schedule A to the Investment Advisory Agreement between Registrant and Kurv Investment Management LLC	(d)(9)
Amended and Restated Schedule A to the Investment Sub-Advisory Agreement between Kurv Investment Management LLC and NEOS Investment Management LLC	(d)(10)
Legal Opinion and Consent of Counsel	(i)
Consent of Independent Registered Public Accounting Firm	(j)